                            WM   GROUP   OF   FUNDS
                                   PROSPECTUS
                  MARCH 1, 2000, AS REVISED SEPTEMBER 8, 2000
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Strategic Asset Management Portfolios

- Strategic Growth Portfolio
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- Conservative Growth Portfolio
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- Balanced Portfolio
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- Conservative Balanced Portfolio (formerly Income Portfolio)
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- Flexible Income Portfolio
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Equity Funds

- Equity Income Fund (formerly Bond & Stock Fund)
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- Growth & Income Fund
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- Growth Fund of the Northwest
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- Growth Fund
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- Mid Cap Stock Fund
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- Small Cap Stock Fund
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- International Growth Fund
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Fixed-Income Funds

- Short Term Income Fund
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- U.S. Government Securities Fund
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- Income Fund
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- High Yield Fund
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Municipal Funds

- Tax-Exempt Bond Fund
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- California Municipal Fund
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- California Insured Intermediate Municipal Fund
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Money Funds

- Money Market Fund
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- Tax-Exempt Money Market Fund
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- California Money Fund
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                  WM Group of Funds provides a broad selection
                    of investment alternatives to investors.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a crime.

                            WM   GROUP   OF   FUNDS

                  MARCH 1, 2000, AS REVISED SEPTEMBER 8, 2000
--------------------------------------------------------------------------------

                                    CONTENTS

                                                  PAGE
Risk/Return Summary.............................    2
  Strategic Asset Management Portfolios.........    3
  Equity Funds..................................    8
  Fixed-Income Funds............................   15
  Municipal Funds...............................   19
  Money Funds...................................   22
  Summary of Principal Risks....................   25
Fees and Expenses of the Portfolios and Funds...   30
Description of the Portfolios and Funds.........   34
  Strategic Asset Management Portfolios.........   34
  Equity Funds..................................   34
  Fixed-Income Funds............................   36
  Municipal Funds...............................   37
  Money Funds...................................   39
Common Investment Practices.....................   40
Ways to Set Up Your Account.....................   48
How Can I Invest in the Portfolios and Funds?...   49
Which Class of Shares is Best for Me?...........   51
  Class A Shares................................   51
  Class B Shares................................   53
Distribution Plans..............................   54
Distribution of Income and Capital Gains........   54
How Can I Sell My Shares?.......................   55
How Can I Exchange My Shares?...................   56
Dividends, Capital Gains and Taxes..............   56
Organization....................................   57
Financial Highlights............................   61

                              RISK/RETURN SUMMARY

WM Group of Funds provides a broad range of investment choices, including asset allocation strategies available through WM Strategic Asset Management Portfolios, LLC (the "Portfolios"). This summary identifies the investment objective, principal investment strategies and principal risks of each Portfolio and Fund. The principal investment strategies identified in this summary are not the only investment strategies available to the Portfolios and Funds, and some of the principal investment strategies may not be available at any given time. For a discussion of all of the investment strategies available to the Portfolios and Funds, please see the Statement of Additional Information (the "SAI").

The principal investment strategies identified in this summary provide specific information about each of the Portfolios and Funds, but there are some general principles WM Advisors and the sub-advisors apply in making investment decisions. When making decisions about whether to buy or sell equity securities, WM Advisors and the sub-advisors will consider, among other things, a company's strength in fundamentals, its potential for earnings growth over time, and the current price of its securities relative to their perceived worth. When making decisions about whether to buy or sell fixed-income investments, WM Advisors and the sub-advisors will generally consider, among other things, the strength of certain sectors of the fixed-income market relative to others, interest rates and other general market conditions, as well as the credit quality of individual issuers.

The discussion of each Portfolio's and Fund's principal investment strategies includes some of the principal risks of investing in such Portfolio or Fund. You can find additional information about each Portfolio and Fund, including a more detailed description of these and other principal risks of an investment in each Portfolio or Fund, in the "Summary of Principal Risks". Investments mentioned in the summary and described in greater detail under "Common Investment Practices" below appear in BOLD TYPE. Please be sure to read the more complete descriptions of the Portfolios and Funds, and the related risks, before you invest.

Below the description of each Portfolio or Fund is a bar chart showing how the investment returns of its Class A shares have varied in the past ten years, or in the years since the Portfolio or Fund began if that is less than ten years. The bar chart is intended to provide some indication of the volatility of the Portfolio's or Fund's returns. The table following each bar chart shows how, for each class of shares, average annual total returns of the Portfolio or Fund compare to returns of a broad-based securities market index for the last one, five and ten years (or, for a newer Portfolio or Fund, for the life of the Portfolio or Fund). Performance shown in the table reflects the maximum applicable sales charge, but performance shown in the bar chart does not reflect any sales charges. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF FUTURE PERFORMANCE.

There can be no assurance that any Portfolio or Fund will achieve its objective. It is possible to lose money by investing in the Portfolios and Funds. An investment in a Portfolio or Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Funds.

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                           STRATEGIC GROWTH portfolio

OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer you the potential for a low level of income and a high level of capital growth, while exposing you to a high level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 75% of its net assets in the Equity Funds.

The Portfolio may invest up to 25% of its assets in each of the Money Market, Short Term Income and High Yield Funds. It may also invest up to 50% of its assets in each of the Equity Income, Growth & Income, Growth Fund of the Northwest, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS such as futures contracts and options.

The Portfolio shares the principal risks of each of the Funds it invests in, as well as Portfolio Risk.

YEARLY performance of Class A Shares*
[Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1996                                                                             14.59
1997                                                                             12.38
1998                                                                             22.63
1999                                                                             44.48

Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 25.23% (for the quarter ended 12/31/99), and the lowest was -12.72% (for the quarter ended 9/30/98).

PERFORMANCE TABLE*

Average Annual Total Returns                                    Past      Since Inception
(for periods ended December 31, 1999)                         One Year       (5/31/95)
CLASS A SHARES                                                36.51%          22.24%
CLASS B SHARES                                                38.44%          22.79%
STANDARD & POOR'S 500 INDEX**                                 21.04%          26.93%
RUSSELL 3000 INDEX***                                         20.90%          25.57%

  * The Portfolio's performance through December 31, 1998 benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. Performance prior to November 1, 1996, represents the performance of the Sierra Asset Management Account ("SAM Account"), Aggressive Growth Strategy, a discretionary asset allocation account that was the predecessor to the Portfolio. The SAM account's performance has been adjusted to reflect mutual fund fees and expenses, however, it was not registered as a mutual fund under the Investment Company Act of 1940, and therefore it was not subject to certain restrictions that might have affected its performance. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charges.
 ** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.
*** This index is intended to represent the equity market as a whole.

--------------------------------------------------------------------------------
                         CONSERVATIVE GROWTH portfolio

OBJECTIVE This Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer you the potential for a low to medium level of income and a medium to high level of capital growth, while exposing you to a medium to high level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests at least 60% of its net assets in the Equity Funds.

The Portfolio may invest up to 30% of its assets in each of the Money Market, Short Term Income, U.S. Government Securities, Income and High Yield Funds. It may also invest up to 40% of its assets in each of the Equity Income, Growth & Income, Growth Fund of the Northwest, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS such as futures contracts and options.

The Portfolio shares the principal risks of each of the Funds it invests in, as well as Portfolio Risk.

YEARLY performance of Class A Shares*
[Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1991                                                                             22.87
1992                                                                              4.46
1993                                                                             18.58
1994                                                                             -3.47
1995                                                                             22.65
1996                                                                             11.26
1997                                                                              8.65
1998                                                                             18.82
1999                                                                             40.28

Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 22.16% (for the quarter ended 12/31/99), and the lowest was -11.99% (for the quarter ended 9/30/98).

PERFORMANCE TABLE*

                                                                             Since Class A      Since Class B
Average Annual Total Returns                        Past      Past Five        Inception          Inception
(for periods ended December 31, 1999)             One Year      Years          (9/30/90)          (6/30/94)
CLASS A SHARES                                     32.52%       18.50%           14.94%               N/A
CLASS B SHARES                                     33.76%       18.72%             N/A              17.31%
RUSSELL 3000 INDEX**                               20.90%       26.94%           21.08%             25.27%
CAPITAL MARKET BENCHMARK***                        16.46%       15.76%           13.34%             14.78%

  * The Portfolio's performance through December 31, 1998 benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. Performance prior to November 1, 1996 represents the performance of the Sierra Asset Management Account ("SAM Account"), Growth Strategy, a discretionary asset allocation account that was the predecessor to the Portfolio. The SAM Account's performance has been adjusted to reflect mutual fund fees and expenses, however, it was not registered as a mutual fund under the Investment Company Act of 1940, and therefore it was not subject to certain restrictions that might have affected its performance. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charges.

 ** This index is intended to represent the equity market as a whole.

*** This is a blended mix of capital market indices that is intended to represent a proxy for portfolio performance. The benchmark allocation is as follows: 35% S&P 500, 20% MSCI EAFE + Emerging Markets, 20% Lehman Bros. Mutual Fund (1-5) Gov/Corp Index, 20% Salomon Bros. 90-day T-Bills, and 5% Russell 2000 Growth. A description of the components of the Portfolio's Capital Market Index can be found in the Statement of Additional Information, which you can obtain free of charge by calling 800-222-5852.

--------------------------------------------------------------------------------
                               BALANCED portfolio

OBJECTIVE This Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer you the potential for a medium level of income and a medium level of capital growth, while exposing you to a medium level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their investments among certain of the Funds to achieve their objectives. This Portfolio invests at least 30% and no more than 70% of its net assets in both the Equity Funds and the Fixed-Income Funds.

The Portfolio may invest up to 40% of its assets in each of the Money Market, Short Term Income, U.S. Government Securities, Income and High Yield Funds. It may also invest up to 30% of its assets in each of the Equity Income, Growth & Income, Growth Fund of the Northwest, Growth, Small Cap Stock, Mid Cap Stock and International Growth Funds.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS such as futures contracts and options.

The Portfolio shares the principal risks of each of the Funds it invests in, as well as Portfolio Risk.

YEARLY performance of Class A Shares*

[Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1991                                                                             17.41
1992                                                                              2.46
1993                                                                             16.20
1994                                                                             -4.62
1995                                                                             21.73
1996                                                                              8.50
1997                                                                             10.22
1998                                                                             16.27
1999                                                                             26.97

Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 15.37% (for the quarter ended 12/31/99), and the lowest was -8.47% (for the quarter ended 9/30/98).

PERFORMANCE TABLE*

Average Annual Total Returns                     Past         Past         Since Class A         Since Class B
(for periods ended December 31, 1999)          One Year    Five Years   Inception (9/30/90)   Inception (6/30/94)
CLASS A SHARES                                  19.94%       15.34%            11.96%                  N/A
CLASS B SHARES                                  21.00%       15.44%              N/A                 14.29%
LEHMAN BROTHERS AGGREGATE BOND INDEX**          -0.82%        7.73%             7.92%                 7.20%
RUSSELL 3000 INDEX***                           20.90%       26.94%            21.08%                25.27%
CAPITAL MARKET BENCHMARK****                     9.35%       10.70%             9.04%                10.02%

   * The Portfolio's performance through December 31, 1998 benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. Performance prior to November 1, 1996 represents the performance of the Sierra Asset Management Account ("SAM Account") Balanced Strategy, a discretionary asset allocation account that was the predecessor to the Portfolio. The SAM Account's performance has been adjusted to reflect mutual fund fees and expenses, however, it was not registered as a mutual fund under the Investment Company Act of 1940, and therefore it was not subject to certain restrictions that might have affected its performance. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charges.

  ** This index is intended to represent the fixed-income market as a whole.

 *** This index is intended to represent the equity market as a whole.

**** This is a blended mix of capital market indices that is intended to represent a proxy for portfolio performance. The benchmark allocation is as follows: 25% Lehman Bros Mutual Fund Short (1-5) Gov/Corp Index, 25% Salomon Bros 90-day T-Bills, 20% Lehman Bros Mortgage Index, 15% S&P 500, and 15% MSCI EAFE + Emerging Markets. A description of the components of the Portfolio's Capital Market Index can be found in the Statement of Additional Information, which you can obtain free of charge by calling 800-222-5852.

--------------------------------------------------------------------------------
                        CONSERVATIVE BALANCED portfolio

OBJECTIVE This Portfolio (formerly known as Income Portfolio) seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer you the potential for a medium to high level of income and a medium to low level of capital growth, while exposing you to a medium to low level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio invests between 40% and 80% of its net assets in a combination of the Fixed-Income Funds and the Money Market Fund and between 20% and 60% of its net assets in the Equity Funds.

The Portfolio may invest up to 40% of its assets in each of the Money Market, Short Term Income, U.S. Government Securities, Income and High Yield Funds. It may also invest up to 30% of its assets in each of the Growth & Income, Equity Income, Growth Fund of the Northwest, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS such as futures contracts and options.

The Portfolio shares the principal risks of each of the Funds it invests in, as well as Portfolio Risk.

YEARLY performance of Class A Shares*
[Bar Chart]

                                                                           ANNUAL RETURN (%)
                                                                           -----------------
1991                                                                             16.51
1992                                                                              7.12
1993                                                                             10.51
1994                                                                              -7.5
1995                                                                             16.67
1996                                                                              2.24
1997                                                                              8.29
1998                                                                              5.28
1999                                                                              1.97

Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 5.57% (for the quarter ended 6/30/95), and the lowest was -4.34% (for the quarter ended 3/31/94).

PERFORMANCE TABLE*

Average Annual Total Returns                         Past        Past         Since Class A        Since Class B
(for periods ended December 31, 1999)              One Year   Five Years   Inception (9/30/90)   Inception 6/30/94
CLASS A SHARES                                      -2.59%       6.02%            6.34%                 N/A
CLASS B SHARES                                      -3.66%       5.67%             N/A                 5.12%
LEHMAN BROTHERS AGGREGATE BOND INDEX**              -0.82%       7.73%            7.92%                7.20%
CAPITAL MARKET BENCHMARK***                          2.81%       6.39%            6.26%                6.13%

  * Effective August 1, 2000, the investment objective and policies of the Portfolio changed. Accordingly, the performance of the Portfolio shown above may not reflect what the Portfolio's performance would have been under its current investment objective and policies. The Portfolio's performance through December 31, 1998 benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. Performance prior to November 1, 1996 represents the performance for the Sierra Asset Management Agreement Account ("SAM Account"), Fixed Strategy, a discretionary asset allocation account that was the predecessor to the Portfolio. The SAM Account's performance has been adjusted to reflect mutual fund fees and expenses, however, it was not registered as a mutual fund under the Investment Company Act of 1940, and therefore it was not subject to certain restrictions that might have affected its performance. Average annual returns shown in the Performance Table reflect deduction of the maximum applicable sales charges.

 ** This index is intended to represent the fixed-income market as a whole.

*** This is a blended mix of capital market indices that is intended to represent a proxy for portfolio performance. The benchmark allocation is as follows: 20% Salomon Bros, 90-day T-Bills, 30% Lehman Bros Mutual Fund Short (1-5) Gov/Corp Index, 10% Lehman Bros Mortgages Index and 10% Lehman Bros BAA LT Corporate Bond Index. A description of the components of the Portfolio's Capital Market Index can be found in the Statement of Additional Information, which you can obtain free of charge by calling 800-222-5852.

--------------------------------------------------------------------------------
                           FLEXIBLE INCOME portfolio

OBJECTIVE This Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer you the potential for a high level of income and a low level of capital growth, while exposing you to a low level of principal risk.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS All of the Portfolios allocate their assets among certain of the Funds to achieve their objectives. This Portfolio generally invests no more than 30% of its net assets in the Equity Funds.

The Portfolio may invest up to 40% of its assets in each of the Money Market, Short Term Income, U.S. Government Securities, Income and High Yield Funds. It may also invest up to 30% of its assets in each of the Equity Income, Growth & Income, Growth Fund of the Northwest, Growth, Mid Cap Stock and Small Cap Stock Funds.

The Portfolio may also invest in U.S. GOVERNMENT SECURITIES, short-term debt rated A or higher, commercial paper (including master notes and bank obligations), REPURCHASE AGREEMENTS and STRATEGIC TRANSACTIONS such as futures contracts and options.

The Portfolio shares the principal risks of the Funds it invests in, as well as Portfolio Risk.

YEARLY performance of Class A Shares*

[Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1994                                                                              -6.1
1995                                                                             20.98
1996                                                                              6.48
1997                                                                             10.25
1998                                                                              9.24
1999                                                                              8.64

Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 5.83% (for the quarter ended 12/31/98), and the lowest was -3.84% (for the quarter ended 6/30/94).

PERFORMANCE TABLE*

Average Annual Total Returns                       Past        Past         Since Class A         Since Class B
(for periods ended December 31, 1999)            One Year   Five Years   Inception (3/31/93)   Inception (6/30/94)
CLASS A SHARES                                     3.75%      10.24%            7.47%                  N/A
CLASS B SHARES                                     2.76%       9.94%             N/A                  9.23%
LEHMAN BROTHERS AGGREGATE BOND INDEX**            -0.82%       7.73%            6.03%                 7.20%
CAPITAL MARKET BENCHMARK***                        4.99%       8.41%            6.90%                 7.98%

  * The Portfolio's performance through December 31, 1998 benefitted from the agreement of WM Advisors and its affiliates to limit the Portfolio's expenses. Performance prior to November 1, 1996 represents the performance of the Sierra Asset Management Account ("SAM Account") Value Strategy, a discretionary asset allocation account that was the predecessor to the Portfolio. The SAM Account's performance has been adjusted to reflect mutual fund fees and expenses, however, it was not registered as a mutual fund under the Investment Company Act of 1940, and therefore it was not subject to certain restrictions that might have affected its performance. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charges.

 ** This index is intended to represent the fixed-income market as a whole.

*** This is a blended mix of capital market indices that is intended to represent a proxy for portfolio performance. The benchmark allocation is as follows: 40% Lehman Bros Mutual Fund Short (1-5) Gov/Corp Index, 40% Salomon Bros 90-day T-Bills, 10% Lehman Bros Mortgage Index and 10% S&P 500. A description of the components of the Portfolio's Capital Market Index can be found in the Statement of Additional Information, which you can obtain free of charge by calling 800-222-5852.

--------------------------------------------------------------------------------
                               EQUITY INCOME fund

OBJECTIVE This Fund (formerly known as Bond & Stock Fund) seeks to provide a relatively high level of current income and long-term growth of income and capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in dividend-paying common stocks and preferred stocks. The Fund's investments may also include bonds, convertible securities, U.S. GOVERNMENT SECURITIES, AMERICAN DEPOSITORY RECEIPTS (ADRs) and EUROPEAN DEPOSITORY RECEIPTS (EDRs), MORTGAGE-BACKED SECURITIES (including collateralized mortgage obligations), REPURCHASE AGREEMENTS and REAL ESTATE INVESTMENT TRUSTS (REITs).
In selecting investments for the Fund, WM Advisors looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in "value" stocks currently selling for less than WM Advisors believes they are worth.

Among the risks of investing in the Fund are:

- Market Risk,           - Derivatives Risk,
- Credit Risk,           - Liquidity Risk,
- Currency Risk,         - Management Risk, and
- Foreign Investment     - Smaller Company Risk.
  Risk,

YEARLY performance of Class A Shares
[Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1990                                                                              0.08
1991                                                                             21.75
1992                                                                              9.89
1993                                                                              9.27
1994                                                                             -2.13
1995                                                                             31.18
1996                                                                             13.60
1997                                                                             19.89
1998                                                                              6.93
1999                                                                              4.83

Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 12.85% (for the quarter ended 12/31/98), and the lowest was -10.15% (for the quarter ended 9/30/98).

PERFORMANCE TABLE*

Average Annual Total Returns                          Past         Past         Past          Since Class B
(for periods ended December 31, 1999)               One Year    Five Years    Ten Years    Inception (3/30/94)
CLASS A SHARES                                       -0.96%       13.61%       10.48%              N/A
CLASS B SHARES                                       -0.90%       13.85%         N/A             12.17%
STANDARD & POOR'S 500 INDEX**                        21.04%       28.54%       18.19%            25.52%
LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND***         -2.15%        7.61%        7.65%             6.51%

  * Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charges.

 ** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.

*** This index is generally considered representative of the U.S. Government and corporate bond markets.

--------------------------------------------------------------------------------
                              GROWTH & INCOME fund

OBJECTIVE This Fund seeks to provide long-term capital growth. Current income is a secondary consideration.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks. In selecting investments for the Fund, WM Advisors looks for common stocks that it believes are currently undervalued and whose issuers WM Advisors believes have the potential to increase earnings over time. WM Advisors seeks out companies that it believes have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long term.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Leveraging Risk,
- Credit Risk,           - Derivatives Risk,
- Currency Risk          - Liquidity Risk,
- Foreign                - Management Risk, and
  Investment Risk        - Smaller Company Risk.

YEARLY performance of Class A Shares
[Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1990                                                                             -5.98
1991                                                                             27.39
1992                                                                             11.01
1993                                                                              6.83
1994                                                                              2.58
1995                                                                             33.15
1996                                                                             22.28
1997                                                                             29.52
1998                                                                             14.41
1999                                                                             18.26

Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 21.33% (for the quarter ended 12/31/98), and the lowest was -14.72% (for the quarter ended 9/30/90).

PERFORMANCE TABLE*

Average Annual Total Returns                          Past         Past         Past          Since Class B
(for periods ended December 31, 1999)               One Year    Five Years    Ten Years    Inception (3/30/94)
CLASS A SHARES                                       11.74%       21.95%       14.67%               N/A
CLASS B SHARES                                       12.36%       22.26%          N/A            19.81%
STANDARD & POOR'S 500 INDEX**                        21.04%       28.54%       18.19%            25.52%

 * Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charges.

** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.

--------------------------------------------------------------------------------
                          GROWTH FUND OF THE NORTHWEST

OBJECTIVE This Fund (formerly known as Northwest Fund) seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks of companies located or doing business in Alaska, Idaho, Montana, Oregon and Washington. The Fund's investments may include REPURCHASE AGREEMENTS and REAL ESTATE INVESTMENT TRUSTS (REITS).

In selecting investments for the Fund, WM Advisors looks for equity securities that it believes are undervalued, yet well-managed, with excellent long-term growth possibilities.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Derivatives Risk,
- Credit Risk,           - Liquidity Risk,
- Foreign Investment     - Management Risk, and
  Risk,                  - Smaller Company Risk.
- Geographic
  Concentration Risk,

YEARLY performance of Class A Shares*
[Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1990                                                                             -1.14
1991                                                                             43.98
1992                                                                              3.54
1993                                                                              2.50
1994                                                                             -1.42
1995                                                                             26.52
1996                                                                             22.56
1997                                                                             32.88
1998                                                                             22.98
1999                                                                             42.27

Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 45.26% (for the quarter ended 12/31/98), and the lowest was -23.42% (for the quarter ended 9/30/90).

PERFORMANCE TABLE*

Average Annual Total Returns                          Past         Past         Past          Since Class B
(for periods ended December 31, 1999)               One Year    Five Years    Ten Years    Inception (3/30/94)
CLASS A SHARES                                       34.45%       27.78%       17.64%               N/A
CLASS B SHARES                                       36.07%       28.04%          N/A            23.54%
STANDARD & POOR'S 500 INDEX**                        21.04%       28.54%       18.19%            25.52%

 * The Fund's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charge.
** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.

--------------------------------------------------------------------------------
                                  GROWTH fund

OBJECTIVE  This Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in common stocks, including FOREIGN INVESTMENTS, that, in the opinion of WM Advisors or the sub-advisor, offer potential for growth. The Fund may also invest in commercial paper and preferred stock.

In selecting investments for the Fund, the Fund's sub-advisor looks for individual companies that it believes have exceptional potential for growth, regardless of economic conditions. Companies are evaluated on their individual merit, their ability to generate earnings growth, and their superior management teams, rather than on the broad analysis of a particular sector or market trend.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Leveraging Risk,
- Credit Risk,           - Derivatives Risk,
- Currency Risk,         - Liquidity Risk,
- Foreign Investment     - Management Risk, and
  Risk,                  - Smaller Company Risk.

YEARLY performance of Class A Shares
[Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1994                                                                              0.65
1995                                                                             36.25
1996                                                                             16.92
1997                                                                              9.78
1998                                                                             57.10
1999                                                                             94.42

Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 42.69% (for the quarter ended 12/31/99), and the lowest was -8.60% (for the quarter ended 6/30/94).

PERFORMANCE TABLE*

Average Annual Total Returns                  Past         Past         Since Class A          Since Class B
(for periods ended December 31, 1999)       One Year    Five Years    Inception (4/5/93)    Inception (6/30/94)
CLASS A SHARES                               83.23%       38.24%            30.25%                   N/A
CLASS B SHARES                               88.09%       38.71%               N/A                36.85%
STANDARD & POOR'S 500 INDEX**                21.04%       28.54%            21.63%                26.73%

 * Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charges.

** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.

--------------------------------------------------------------------------------
                               MID CAP STOCK fund

OBJECTIVE  The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily (at least 65% of its assets) in common stocks of companies having market capitalizations in the range of companies included in the S&P MidCap 400 Index at the time of purchase. In selecting investments for the Fund, WM Advisors looks for equity investments in companies which have solid management, a competitive advantage, and the resources to maintain superior cash flow and profitability over the long term.

In determining whether securities should be sold, the Advisor considers factors such as high valuations relative to other investment opportunities, and deteriorating short or long-term business fundamentals or future growth prospects. The Fund will not necessarily dispose of a security merely because its issuer's market capitalization is no longer in the range represented by the S&P MidCap 400 Index.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Liquidity Risk,
- Credit Risk,           - Management Risk,
- Currency Risk,         - Derivatives Risk, and
- Foreign Investment     - Smaller Company Risk.
  Risk,
- Leveraging Risk,

NO PERFORMANCE INFORMATION IS AVAILABLE FOR THE MID CAP STOCK FUND BECAUSE IT HAD NOT BEEN IN OPERATION FOR A FULL CALENDAR YEAR AS OF THE DATE OF THIS PROSPECTUS.

--------------------------------------------------------------------------------
                              SMALL CAP STOCK fund

OBJECTIVE This Fund (formerly known as Emerging Growth Fund) seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in equity securities, including FOREIGN INVESTMENTS, of companies with market capitalizations of less than $1.4 billion. The Fund may also invest in REPURCHASE AGREEMENTS and utilize STRATEGIC TRANSACTIONS (derivatives) such as futures and options on futures.
In selecting investments for the Fund, WM Advisors looks for small cap companies that it expects to achieve growth in earnings and revenues or that it believes are currently undervalued relative to their true worth.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Leveraging Risk,
- Credit Risk,           - Derivatives Risk,
- Currency Risk,         - Liquidity Risk,
- Foreign Investment     - Management Risk, and
  Risk,                  - Smaller Company Risk.

YEARLY performance of Class A Shares
[Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1991                                                                             39.29
1992                                                                             15.40
1993                                                                             22.27
1994                                                                             -0.34
1995                                                                             32.26
1996                                                                              8.50
1997                                                                             12.63
1998                                                                              4.94
1999                                                                             71.61

Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 54.03% (for the quarter ended 12/31/99), and the lowest was -10.63% (for the quarter ended 3/31/99).

PERFORMANCE TABLE*

Average Annual Total Returns                 Past         Past          Since Class A          Since Class B
(for periods ended December 31, 1999)      One Year    Five Years    Inception (7/18/90)    Inception (6/30/94)
CLASS A SHARES                              61.75%       22.43%            17.11%                    N/A
CLASS B SHARES                              65.05%       22.74%               N/A                 22.58%
STANDARD & POOR'S 500 INDEX**               21.04%       28.54%            19.07%                 26.73%
RUSSELL 2000 INDEX***                       21.26%       16.69%            14.65%                 16.08%

  * Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charges.
 ** This is an index of 500 industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market.
*** This index represents the smallest 2000 companies followed by Russell and is used to measure the small cap market.

--------------------------------------------------------------------------------
                           INTERNATIONAL GROWTH fund

OBJECTIVE  This Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in equity securities of foreign issuers, including issuers located in developing or emerging market countries. The Fund may also use STRATEGIC TRANSACTIONS (derivatives) such as FOREIGN CURRENCY EXCHANGE TRANSACTIONS and REPURCHASE AGREEMENTS.

In selecting investments for the Fund, Capital Guardian Trust Company seeks to identify foreign stocks which have an attractive valuation, high return on invested capital, excellent cash flow, strong balance sheets, and strong management. Capital Guardian utilizes a research driven "bottom-up" approach in that decisions are made based upon extensive field research and direct company contacts. Capital Guardian blends its basic value-oriented approach with macroeconomic and political judgments on the outlook for economies, industries, currencies, and markets.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Leveraging Risk,
- Credit Risk,           - Derivatives Risk,
- Currency Risk,         - Liquidity Risk,
- Foreign Investment     - Management Risk, and
  Risk,                  - Smaller Company Risk.

YEARLY performance of Class A Shares
[Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1991                                                                             14.42
1992                                                                            -10.57
1993                                                                             32.35
1994                                                                             -1.31
1995                                                                              4.87
1996                                                                              8.02
1997                                                                             -2.49
1998                                                                              4.08
1999                                                                             49.91

Sales charges are not included in the returns shown in the bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 29.06% (for the quarter ended 12/31/99), and the lowest was -17.45% (for the quarter ended 9/30/98).

PERFORMANCE TABLE*

Average Annual Total Returns                 Past         Past          Since Class A          Since Class B
(for periods ended December 31, 1999)      One Year    Five Years    Inception (7/18/90)    Inception (6/30/94)
CLASS A SHARES                              41.71%       10.25%             6.25%                    N/A
CLASS B SHARES                              43.64%       10.50%               N/A                  9.14%
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE
INDEX*                                      26.96%       12.83%             8.78%                 11.41%

 * Average annual total returns shown in the Performance Table reflect deduction of the applicable sales charges.
** This index includes stock markets of Europe, Australia and the Far East weighted by capitalization and represents the equity markets of 18 countries.

--------------------------------------------------------------------------------
                             SHORT TERM INCOME fund

OBJECTIVE This Fund (formerly known as Short Term High Quality Bond Fund) seeks as high a level of current income as is consistent with prudent investment management and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests in short-term bonds and other FIXED-INCOME SECURITIES, which are rated in the top four categories by a nationally recognized statistical rating organization ("investment grade") or are of comparable quality. Under normal circumstances, the Fund maintains a dollar-weighted average portfolio duration of three years or less.
The Fund's investments may include CORPORATE SECURITIES, U.S. AND FOREIGN GOVERNMENT SECURITIES, REPURCHASE AGREEMENTS AND MORTGAGE- AND ASSET-BACKED SECURITIES.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Leveraging Risk,
- Credit Risk,           - Derivatives Risk,
- Currency Risk,         - Liquidity Risk, and
- Foreign                - Management Risk.
  Investment Risk,

YEARLY performance of Class A Shares*
[Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1994                                                                             -2.05
1995                                                                             10.03
1996                                                                              4.09
1997                                                                              5.77
1998                                                                              6.30
1999                                                                              2.92

Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 3.28% (for the quarter ended 6/30/95), and the lowest was -1.52 (for the quarter ended 12/31/94).

PERFORMANCE TABLE*

Average Annual Total Returns                 Past         Past          Since Class A          Since Class B
(for periods ended December 31, 1999)      One Year    Five Years    Inception (11/1/93)    Inception (6/30/94)
CLASS A SHARES                              -0.48%        5.07%         3.81%                   N/A
CLASS B SHARES                              -2.00%        4.96%          N/A                   4.26%
LEHMAN BROTHERS MUTUAL FUND SHORT (1-5)
INVESTMENT GRADE DEBT INDEX**                2.49%        7.30%         5.90%                  6.80%

 * The Fund's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charge.
** This index includes all investment-grade, corporate debt securities with maturities of one to five years.

--------------------------------------------------------------------------------
                        U.S. GOVERNMENT SECURITIES fund

OBJECTIVE This Fund seeks a high level of current income consistent with safety and liquidity.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in U.S. GOVERNMENT SECURITIES, including collateralized mortgage obligations and other MORTGAGE-BACKED SECURITIES. The Fund may also invest in DOLLAR ROLLS, which involve leverage.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Derivatives Risk,
- Credit Risk,           - Liquidity Risk, and
- Leveraging Risk,       - Management Risk.

YEARLY performance of Class A Shares*
[Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1990                                                                              9.45
1991                                                                             14.72
1992                                                                              6.12
1993                                                                              8.12
1994                                                                             -4.91
1995                                                                             19.45
1996                                                                              2.48
1997                                                                              9.92
1998                                                                              7.21
1999                                                                              0.13

Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 6.48% (for the quarter ended 6/30/95), and the lowest was -3.68% (for the quarter ended 3/31/94).

PERFORMANCE TABLE*

Average Annual Total Returns                          Past         Past         Past          Since Class B
(for periods ended December 31, 1999)               One Year    Five Years    Ten Years    Inception (3/30/94)
CLASS A SHARES                                       -4.41%        6.65%       6.58%              N/A
CLASS B SHARES                                       -5.33%        6.59%       N/A                5.49%
LEHMAN BROTHERS GOVERNMENT BOND INDEX**              -2.23%        7.44%       7.48%              6.37%

 * The Fund's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charge.
** This index includes all U.S. Government agency and Treasury securities.

--------------------------------------------------------------------------------
                                  INCOME fund

OBJECTIVE This Fund seeks a high level of current income consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in a diversified pool of FIXED-INCOME SECURITIES, including corporate securities, U.S. GOVERNMENT SECURITIES and MORTGAGE-BACKED SECURITIES (including collateralized mortgage obligations), up to 35% of which may be in LOWER-RATED SECURITIES (which are sometimes called "junk bonds"). The Fund may also invest in convertible securities.

Among the principal risks of investing in the Fund are:
- Market Risk,                      - Leveraging Risk,
- Credit Risk,                      - Derivatives Risk,
- Currency Risk,                    - Liquidity Risk, and
- Foreign Investment Risk,          - Management Risk.




YEARLY performance of Class A Shares*
[Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1990                                                                              8.21
1991                                                                             17.29
1992                                                                              7.38
1993                                                                             10.82
1994                                                                             -4.82
1995                                                                             21.58
1996                                                                              3.46
1997                                                                             10.51
1998                                                                              7.15
1999                                                                              0.09

Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 8.04% (for the quarter ended 6/30/95), and the lowest was -3.95% (for the quarter ended 3/31/94).

PERFORMANCE TABLE*

Average Annual Total Returns                                Past        Past        Past         Since Class B
(for periods ended December 31, 1999)                     One Year   Five Years   Ten Years   Inception (3/30/94)
CLASS A SHARES                                             -4.43%       7.32%       7.43%             N/A
CLASS B SHARES                                             -5.30%       7.30%        N/A             6.13%
LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX**          -2.15%       7.61%       7.65%            6.51%

 * The Fund's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charge.
** This index is generally considered representative of the U.S. government and corporate bond markets.

--------------------------------------------------------------------------------
                                HIGH YIELD fund

OBJECTIVE  This Fund seeks to provide a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in high-yielding LOWER-RATED SECURITIES (sometimes called "junk bonds"), which may include FOREIGN INVESTMENTS. The Fund may also invest in higher-rated FIXED-INCOME SECURITIES, preferred stock and convertible securities.

Among the principal risks of investing in the Fund are:
- Market Risk,                      - Leveraging Risk,
- Credit Risk,                      - Derivatives Risk,
- Currency Risk,                    - Liquidity Risk,
- Foreign Investment Risk,          - Management Risk, and
                                    - Smaller Company Risk.





YEARLY performance of Class A Shares*
[Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1999                                                                             12.02

Sales charges are not included in the return shown in the above bar chart. If those charges were included, the return shown would be lower. During the period shown above, the highest quarterly return was 4.72% (for the quarter ended 6/30/99), and the lowest was 0.88% (for the quarter ended 9/30/99).

PERFORMANCE TABLE*

Average Annual Total Returns                              Past         Since Class A          Since Class B
(for periods ended December 31, 1999)                   One Year    Inception (4/8/98)     Inception (5/5/98)
CLASS A SHARES                                            7.02%            1.98%                   N/A
CLASS B SHARES                                            6.10%             N/A                   2.39%
LEHMAN BROTHERS HIGH YIELD INDEX**                        2.39%            0.52%                  0.31%

 * The Fund's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charge.

** This index includes all below investment-grade, corporate debt securities.

--------------------------------------------------------------------------------
                              TAX-EXEMPT BOND fund

OBJECTIVE This Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in MUNICIPAL OBLIGATIONS issued by states, counties, cities or other governmental entities, including MUNICIPAL LEASES, AMT-SUBJECT BONDS and INVERSE FLOATING RATE OBLIGATIONS, that generate income exempt from federal income tax. The Fund may also invest in taxable FIXED-INCOME SECURITIES (including junk bonds) and utilize STRATEGIC TRANSACTIONS (derivatives) such as interest rate futures and options.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Liquidity Risk,
- Credit Risk,           - Management Risk, and
- Leveraging Risk,       - Tax Risk.
- Derivatives Risk,

YEARLY performance of Class A Shares
[Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1990                                                                              6.71
1991                                                                             11.36
1992                                                                              9.00
1993                                                                             12.54
1994                                                                             -6.53
1995                                                                             18.25
1996                                                                              2.52
1997                                                                              8.59
1998                                                                              5.08
1999                                                                              -4.4

Sales Charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 7.29% (for the quarter ended 3/31/95), and the lowest was -6.33% (for the quarter ended 3/31/94).

PERFORMANCE TABLE*

Average Annual Total Returns                          Past         Past         Past          Since Class B
(for periods ended December 31, 1999)               One Year    Five Years    Ten Years    Inception (3/30/94)
CLASS A SHARES                                       -8.69%        4.77%        5.58%              N/A
CLASS B SHARES                                       -9.67%        4.72%        N/A                3.97%
LEHMAN BROTHERS MUNICIPAL BOND INDEX**               -2.06%        6.91%        6.89%              6.05%

 * Average annual total returns shown in the Performance Table reflect deduction of the applicable sales charges.
** This index includes all investment grade, tax-exempt bond issues.

--------------------------------------------------------------------------------
                           CALIFORNIA MUNICIPAL fund

OBJECTIVE This Fund seeks to provide as high a level of current income that is exempt from federal and California state income tax as is consistent with prudent investment management and preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in intermediate-and long-term California MUNICIPAL OBLIGATIONS, including municipal leases and AMT-SUBJECT BONDS. The Fund may also invest in other municipal obligations and utilize STRATEGIC TRANSACTIONS (derivatives) such as interest rate futures and options.
Among the principal risks of investing in the Fund are:

- Market Risk,          - Derivatives Risk,
- Credit Risk,          - Liquidity Risk,
- Leveraging Risk,      - Management Risk, and
- Geographic            - Tax Risk.
  Concentration Risk,

The Fund is also "non-diversified," which means that the Fund may invest more of its assets in the securities of fewer issuers than other mutual funds. Thus, the Fund is also subject to Non-Diversification Risk.

YEARLY performance of Class A Shares*
[Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1990                                                                              6.47
1991                                                                              9.65
1992                                                                              9.17
1993                                                                             13.65
1994                                                                             -8.61
1995                                                                             18.09
1996                                                                              4.42
1997                                                                             10.30
1998                                                                              6.09
1999                                                                             -4.53

Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 7.76% (for the quarter ended 3/31/95), and the lowest was -6.61% (for the quarter ended 3/31/94).

PERFORMANCE TABLE*

Average Annual Total Returns                          Past         Past         Past          Since Class B
(for periods ended December 31, 1999)               One Year    Five Years    Ten Years    Inception (6/30/94)
CLASS A SHARES                                       -8.84%        5.65%        5.71%              N/A
CLASS B SHARES                                       -9.81%        5.66%         N/A              4.77%
LEHMAN BROTHERS MUNICIPAL BOND INDEX**               -2.06%        6.91%        6.89%             6.12%

 * The Fund's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charge.
** This index includes all investment grade tax-exempt bond issues.

--------------------------------------------------------------------------------
                 CALIFORNIA INSURED INTERMEDIATE MUNICIPAL fund

OBJECTIVE This Fund seeks to provide as high a level of current income that is exempt from federal and California state income tax as is consistent with prudent investment management and preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in intermediate-term insured California MUNICIPAL OBLIGATIONS, including MUNICIPAL LEASES and AMT-SUBJECT BONDS. The weighted average effective maturity of the Fund's investments is ten years or less, and the maximum effective maturity of any of its investments is fifteen years. The Fund may also invest in other municipal obligations and utilize STRATEGIC TRANSACTIONS (derivatives) such as interest rate futures and options.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Derivatives Risk,
- Credit Risk,           - Liquidity Risk,
- Leveraging Risk,       - Management Risk, and
- Geographic Concentra-  - Tax Risk.
  tion Risk,

The Fund is also "non-diversified," which means that the Fund may invest more of its assets in the securities of fewer issuers than other mutual funds. Thus, the Fund is also subject to Non-Diversification Risk.

YEARLY performance of Class A Shares*
[Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1995                                                                             16.45
1996                                                                              3.91
1997                                                                              7.14
1998                                                                              5.26
1999                                                                             -0.83

Sales charges are not included in the returns shown in the above bar chart. If those charges were included, the returns shown would be lower. During the periods shown above, the highest quarterly return was 7.23% (for the quarter ended 3/31/95), and the lowest was -1.77% (for the quarter ended 6/30/99).

PERFORMANCE TABLE*

Average Annual Total Returns                 Past         Past          Since Class A          Since Class B
(for periods ended December 31, 1999)      One Year    Five Years    Inception (4/04/94)    Inception (6/30/94)
CLASS A SHARES                              -5.31%        5.27%             4.89%                   N/A
CLASS B SHARES                              -6.36%        5.28%              N/A                   4.76%
LEHMAN BROTHERS MUNICIPAL BOND INDEX**      -2.06%        6.91%             6.05%                  6.12%

 * The Fund's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Average annual total returns shown in the Performance Table reflect deduction of the maximum applicable sales charge.

** This index includes all investment grade tax-exempt bond issues.

--------------------------------------------------------------------------------
                               MONEY MARKET fund

OBJECTIVE This Fund seeks to maximize current income while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests in high-quality money market instruments, which may include U.S. GOVERNMENT SECURITIES, FLOATING AND VARIABLE RATE SECURITIES, MUNICIPAL OBLIGATIONS, U.S. dollar denominated FOREIGN INVESTMENTS, ASSET-BACKED SECURITIES, REPURCHASE AGREEMENTS, and WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES.
Among the principal risks of investing in the Fund are:

- Market Risk,           - Liquidity Risk,
- Credit Risk,           - Management Risk, and
- Foreign Investment     - Money Market Risk.
  Risk,

YEARLY performance of Class A Shares*
[Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1990                                                                             7.58
1991                                                                             5.39
1992                                                                             3.06
1993                                                                             2.41
1994                                                                             3.47
1995                                                                             5.33
1996                                                                             4.87
1997                                                                             5.04
1998                                                                             5.00
1999                                                                             4.56

During the periods shown above, the highest quarterly return was 1.87% (for the quarter ended 6/30/90), and the lowest was 0.56% (for the quarter ended 6/30/93).

PERFORMANCE TABLE*

Average Annual Total Returns                          Past         Past         Past          Since Class B
(for periods ended December 31, 1999)               One Year    Five Years    Ten Years    Inception (5/2/94)
CLASS A SHARES                                        4.56%        4.96%        4.66%              N/A
CLASS B SHARES                                        3.43%        4.00%         N/A              3.80%
MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX**      4.85%        5.35%        5.28%             5.28%

 * The Fund's performance through December 31, 1997 benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses. Class B share average annual total returns shown in the Performance Table reflect the maximum applicable contingent deferred sales charge.

** This is an unmanaged index that measures the performance of 3-month U.S.
   Treasury bills currently available in the marketplace.

--------------------------------------------------------------------------------
                          TAX-EXEMPT MONEY MARKET fund

OBJECTIVE This Fund seeks to maximize current income that is exempt from federal income tax while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in high-quality, short-term, fixed-income MUNICIPAL OBLIGATIONS issued by states, counties, cities or other governmental entities that generate income exempt from federal income tax. The Fund's investments may include VARIABLE RATE OBLIGATIONS, HOLDINGS IN OTHER INVESTMENT COMPANIES, MUNICIPAL LEASES, WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES and ALTERNATIVE MINIMUM TAX ("AMT")- SUBJECT BONDS.

Among the principal risks of investing in the Fund are:

- Market Risk,          - Management Risk,
- Credit Risk,          - Tax Risk, and
- Liquidity Risk,       - Money Market Risk.

YEARLY performance of Class A Shares*
[Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1990                                                                             5.76
1991                                                                             4.18
1992                                                                             2.41
1993                                                                             2.06
1994                                                                             2.37
1995                                                                             4.00
1996                                                                             3.05
1997                                                                             3.18
1998                                                                             3.07
1999                                                                             2.69

During the periods shown above, the highest quarterly return was 1.44% (for the quarter ended 6/30/95), and the lowest was 0.46% (for the quarter ended 3/31/94).

PERFORMANCE TABLE*

Average Annual Total Returns                                    Past         Past         Past
(for periods ended December 31, 1999)                         One Year    Five Years    Ten Years
CLASS A SHARES                                                  2.69%       3.20%         3.27%
MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX**                4.85%       5.35%         5.28%

 * The Fund's performance through December 31, 1999 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

** This is an unmanaged index that measures the performance of 3-month U.S.
   Treasury bills currently available in the marketplace.

--------------------------------------------------------------------------------
                             CALIFORNIA MONEY fund

OBJECTIVE This Fund seeks to maximize current income that is exempt from federal and California state personal income tax, consistent with safety of principal and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS The Fund invests primarily in high-quality, short-term, fixed-income MUNICIPAL OBLIGATIONS issued by states, counties, cities or other governmental bodies that generate income exempt from California state personal income tax. The Fund may also invest in VARIABLE RATE OBLIGATIONS, HOLDINGS IN OTHER INVESTMENT COMPANIES, MUNICIPAL LEASES, WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES AND ALTERNATIVE MINIMUM TAX
("AMT") -- SUBJECT BONDS.

Among the principal risks of investing in the Fund are:

- Market Risk,           - Liquidity Risk,
- Credit Risk,           - Management Risk,
- Geographic             - Tax Risk, and
  Concentration Risk,    - Money Market Risk.

The Fund is also "non-diversified," which means that the Fund may invest more of its assets in the securities of fewer issuers than other mutual funds. Thus, the Fund is also subject to Non-Diversification Risk.

YEARLY performance of Class A Shares*
[Bar Chart]

CALENDAR YEAR                                                              ANNUAL RETURN (%)
-------------                                                              -----------------
1990                                                                             5.02
1991                                                                             3.85
1992                                                                             2.60
1993                                                                             1.85
1994                                                                             2.20
1995                                                                             3.11
1996                                                                             2.76
1997                                                                             2.85
1998                                                                             2.48
1999                                                                             2.27

During the periods shown above, the highest quarterly return was 1.30% (for the quarter ended 12/31/90), and the lowest was 0.43% (for the quarter ended 3/31/94).

PERFORMANCE TABLE*

Average Annual Total Returns                                    Past         Past         Past
(for periods ended December 31, 1999)                         One Year    Five Years    Ten Years
CLASS A SHARES                                                  2.27%        2.70%        2.90%
MERRILL LYNCH 3-MONTH U.S. TREASURY
BILL INDEX**                                                    4.85%        5.35%        5.28%

 * The Fund's performance through December 31, 1998 has benefitted from the agreement of WM Advisors and its affiliates to limit the Fund's expenses.

** This is an unmanaged index that measures the performance of 3-month U.S.
   Treasury bills currently available in the marketplace.

                           SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Portfolio or Fund changes with the value of the investments held by that Portfolio or Fund. Many factors can affect that value, and it is possible that you may lose money on investments in the Portfolios and Funds. Factors that may affect a particular Fund or Portfolio as a whole are called "principal risks." They are summarized in this section. The chart at the end of this section displays similar information. All Portfolios and Funds are subject to principal risks. These risks can change over time, because the types of investments made by the Portfolios and Funds can change over time. Investments mentioned in this summary and described in greater detail under "Description of the Funds" or "Common Investment Practices" appear in BOLD TYPE. Those sections also include more information about the Funds, their investments and the related risks.

- MARKET RISK. Each of the Portfolios and Funds is subject to market risk, which is the general risk of unfavorable changes in the market value of a Fund's portfolio securities.

    One aspect of market risk is interest rate risk. As interest rates rise, your investment in a Portfolio or Fund is likely to be worth less because its income-producing equity or debt investments are likely to be worth less.

    Even Funds such as the Short Term Income and U.S. Government Securities Funds are subject to interest rate risk, even though they generally invest substantial portions of their assets in the highest quality debt securities, such as U.S. GOVERNMENT SECURITIES.

    Interest rate risk is generally greater for Funds that invest in debt securities with longer maturities. This risk may be compounded for Funds such as the Tax-Exempt Bond, California Municipal, Income and U.S. Government Securities Funds that invest in MORTGAGE-BACKED or other ASSET-BACKED SECURITIES that may be prepaid. These securities have variable maturities that tend to lengthen when that is least desirable -- when interest rates are rising. Increased market risk is also likely for Funds such as the Short Term Income and Income that invest in debt securities paying no interest, such as ZERO-COUPON, PRINCIPAL-ONLY and INTEREST-ONLY SECURITIES.

    The Equity Funds, by investing in equity securities, such as common stock, preferred stock and convertible securities, are exposed to a separate set of market risks. Those risks include the risks of broader equity market declines as well as more specific risks affecting the issuer, such as management performance, financial leverage, industry problems and reduced demand for the issuer's goods or services.

- CREDIT RISK. Each of the Funds may be subject to credit risk to the extent it invests in FIXED-INCOME SECURITIES. This is the risk that the issuer or the guarantor (or, in the case of the California Insured Intermediate Municipal Fund, the insurer) of a debt security, or the counterparty to any of a Fund's portfolio transactions (including, without limitation, REPURCHASE AGREEMENTS, REVERSE REPURCHASE AGREEMENTS, LENDING OF SECURITIES and other over-the-counter transactions), will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Varying degrees of credit risk, often reflected in Credit Ratings, apply. Credit risk is particularly significant for Funds such as the Income, High Yield, Tax-Exempt Bond, Equity Income, Growth & Income, Growth, Mid Cap Stock and Small Cap Stock Funds that may invest significantly in LOWER-RATED SECURITIES. These securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative credit risks. The Short Term Income, Income, High Yield, Equity Income, Growth & Income, Growth Fund of the Northwest, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds, which make FOREIGN INVESTMENTS denominated in U.S. dollars, are also subject to increased credit risk because of the added difficulties associated with requiring foreign entities to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default. The Money Market Fund may also make U.S. dollar denominated FOREIGN INVESTMENTS.

- CURRENCY RISK. Funds such as the Short Term Income, Income, High Yield, Equity Income, Growth & Income, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds that invest in securities denominated in, and/or receive revenues in, foreign currencies will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged.

- FOREIGN INVESTMENT RISK. Each of the Funds with FOREIGN INVESTMENTS such as the Short Term Income, Income, High Yield, Equity Income, Growth & Income, Growth, Mid Cap Stock, Small Cap Stock and International Growth Funds, may experience more rapid and extreme changes in value than Funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Adverse developments in certain regions, such as Southeast Asia, may adversely affect the markets of other countries whose economies appear to be unrelated. The Money Market Fund and the Growth Fund of the Northwest may also make U.S. dollar denominated FOREIGN INVESTMENTS.

- GEOGRAPHIC CONCENTRATION RISK. Funds such as the California Money, Growth Fund of the Northwest, California Municipal and California Insured Intermediate Municipal Funds that invest significant portions of their assets in concentrated geographic areas like the northwestern United States or California generally have more exposure to regional economic risks than Funds making investments more broadly.

- LEVERAGING RISK. When a Fund is BORROWING money or otherwise leveraging its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. The Income, Short Term Income, U.S. Government Securities, California Municipal, California Insured Intermediate Municipal, Growth, International Growth, Mid Cap Stock and Small Cap Stock Funds may achieve leverage by using REVERSE REPURCHASE AGREEMENTS and/or DOLLAR ROLLS. The Municipal Funds, the Fixed-Income Funds, and the Equity Income and Growth & Income Funds may achieve leverage through the use of INVERSE FLOATING RATE INVESTMENTS. Funds such as the California Money, California Insured Intermediate Municipal, Short Term Income, U.S. Government Securities, Mid Cap Stock, Small Cap Stock, Growth and International Growth Funds may also take on leveraging risk by investing collateral from securities loans, by using STRATEGIC TRANSACTIONS (derivatives) and by BORROWING money to meet redemption requests.

- NON-DIVERSIFICATION RISK. Most analysts believe that overall risk can be reduced through diversification, while concentration of investments in a small number of securities increases risk. Each of the California Money, California Municipal and California Insured Intermediate Municipal Funds is NON-DIVERSIFIED. This means they can invest a greater portion of their assets in a relatively small number of issuers and will have greater concentration of risk. Some of those issuers may present substantial credit or other risks.

- DERIVATIVES RISK. Each of the Funds, except the Money Funds, may, subject to the limitations and restrictions stated elsewhere in this Prospectus and the SAI, enter into STRATEGIC TRANSACTIONS involving derivatives such as forward contracts, futures contracts, options, swaps, caps, floors and collars, which are financial contracts whose value depends on, or is derived from, the value of something else, such as an underlying asset, reference rate or index. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices.

- LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling out of these ILLIQUID SECURITIES at an advantageous price. All of the Funds may be subject to liquidity risk. Funds that engage in STRATEGIC TRANSACTIONS, make FOREIGN INVESTMENTS, or invest in securities involving substantial market and/or credit risk tend to be subject to greater liquidity risk. In addition, liquidity risk increases for Funds that hold RESTRICTED SECURITIES.

- MANAGEMENT RISK. Each Portfolio and Fund is subject to management risk because it is an actively managed investment portfolio. WM Advisors, or the sub-advisor if applicable, will apply its investment techniques and risk analyses in making investment decisions for the Portfolios or Funds, but there can be no guarantee that they will meet stated objectives or produce desired results. In some cases derivatives and other investments may be unavailable or WM Advisors or the sub-advisor may choose not to use them under market conditions when their use, in hindsight, may be determined to have been beneficial to the Portfolios or Funds.

- SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for stocks of companies with relatively small market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The Equity Funds, the High Yield Fund, and the Small Cap Stock Fund in particular, generally have the greatest exposure to this risk.

- TAX RISK. The Tax-Exempt Money Market, California Money and the Municipal Funds are subject to the risk that some or all of the interest they receive might become taxable by law or be determined by the Internal Revenue Service (or the relevant state tax authority) to be taxable. In this event, the value of the Funds' investments would likely fall, and some or all of the income distributions paid by the Funds might become taxable. In addition, some or all of the income distributions paid by these Funds may be subject to federal alternative minimum income tax.

- MONEY MARKET RISK. While the Money Funds are designed to be relatively low risk investments, they are not entirely free of risk. The Money Funds may not be able to maintain a net asset value of $1.00 per share, as a result of a deterioration in the credit quality of issuers whose securities the Funds hold, or an increase in interest rates. In addition, the Money Funds are still subject to the risk that the value of your investment may be eroded over time by inflation.

- PORTFOLIO REALLOCATION RISK. From time to time, one or more of a Portfolio's underlying Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by WM Advisors. These transactions will affect such Funds, since the Funds that experience redemptions as a result of reallocations or rebalancings may have to sell portfolio securities and Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio performance to the extent that the Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also accelerate the realization of taxable income if sales of securities resulted in gains and could also increase transaction costs. WM Advisors is committed to minimizing such impact on the Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. WM Advisors may nevertheless face conflicts in fulfilling its dual responsibilities to the Portfolios and the Funds. WM Advisors will at all times monitor the impact on the Funds of transactions by the Portfolios.

- PORTFOLIO RISK. Each of the Portfolios allocates its assets among the Funds as determined by its Advisor and in accordance with the investment restrictions discussed above. As a result, the Portfolios share the risks of each of the Funds in which they invest, which are described above.

    In particular, the Portfolios may be subject to credit risk. For instance, the Strategic Growth Portfolio can invest up to 50% of its assets in each of the Equity Income, Growth, Growth & Income, Mid Cap Stock and Small Cap Stock Funds and up to 25% of its assets in the High Yield Fund. Each of these Funds may invest significant amounts of its assets in lower-rated securities ("junk bonds"). The Portfolios may also be exposed to FOREIGN INVESTMENT RISK through their investments in the Growth, Mid Cap Stock or Small Cap Stock Funds. In choosing among the Portfolios, investors should understand the risks of each of the Funds and the extent to which each Portfolio invests in each Fund.

    Investing in Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Funds. See "Dividends, Capital Gains and Taxes" for additional information about the tax implications of investing in the Portfolios.

    Under certain circumstances, a Fund may determine to pay a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until WM Advisors determines that it is appropriate to dispose of such securities.

    The officers, trustees, advisor, distributor and transfer agent of the Portfolios serve in the same capacities for the Funds. Conflicts may arise as these persons and companies seek to fulfill their fiduciary responsibilities to the Portfolios and the Funds.

                            PRINCIPAL RISKS by fund

The following chart summarizes the Principal Risks of each Fund other than Market Risk, Credit Risk, Liquidity Risk, Management Risk and Portfolio Reallocation Risk, which apply to all of the Funds. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

                                    Foreign     Geographic                                                  Smaller        Money
                        Currency   Investment  Concentration  Leveraging  Non-Diversification  Derivatives  Company  Tax   Market
           Fund           Risk        Risk         Risk          Risk            Risk             Risk       Risk    Risk   Risk
    EQUITY
    INCOME                  X          X                                                            X          X
    fund
    GROWTH &
    INCOME                  X          X                          X                                 X          X
    fund
    GROWTH FUND OF
    THE NORTHWEST                      X             X                                              X          X
    GROWTH
    fund                    X          X                          X                                 X          X
    MID CAP
    STOCK                   X          X                          X                                 X          X
    fund
    SMALL CAP
    STOCK                   X          X                          X                                 X          X
    fund
    INTERNATIONAL
    GROWTH                  X          X                          X                                 X          X
    fund
    SHORT TERM
    INCOME                  X          X                          X                                 X
    fund
    U.S. GOVERNMENT
    SECURITIES                                                    X                                 X
    fund
    INCOME
    fund                    X          X                          X                                 X
    HIGH YIELD
    fund                    X          X                          X                                 X          X
    TAX-EXEMPT
    BOND                                                          X                                 X                 X
    fund
    CALIFORNIA
    MUNICIPAL                                        X            X                X                X                 X
    fund
    CALIFORNIA INSURED
    INTERMEDIATE                                     X            X                X                X                 X
    MUNICIPAL fund
    MONEY
    MARKET                             X                                                                                     X
    fund
    TAX-EXEMPT
    MONEY MARKET                                                                                                      X      X
    fund
    CALIFORNIA
    MONEY                                            X                             X                                  X      X
    fund



--------------------------------------------------------------------------------

                      FEES AND EXPENSES OF THE PORTFOLIOS
                                   AND FUNDS

This table describes the fees and expenses that you may pay if you invest in Class A or Class B shares of a Portfolio or Fund. Each of the Funds may offer other classes of shares that are subject to different fees and expenses. For information about other classes of shares offered by the Funds, please contact WM Shareholder Services at 800-222-5852. The Examples on the next two pages are intended to help you compare the cost of investing in the Portfolios and Funds with the costs of investing in other mutual funds. The Examples assume that your investment has a 5% return each year, required for illustration purposes by the Securities and Exchange Commission, and that the Portfolio's or Fund's operating expenses remain the same. Your actual costs may be higher or lower than those in the Examples.

-----------------------------------------------------------------------------------------------------------------
                                SHAREHOLDER FEES                            CLASS A         CLASS B
                   (fees paid directly from your investment)             SHARES (in %)   SHARES (in %)
         ----------------------------------------------------------------------------------------------------
         Maximum sales charge (load) imposed on purchases (as a
         percentage of offering price)
           Equity Funds and Strategic Growth, Conservative Growth,
           Balanced and Conservative Balanced Portfolios                      5.50            0.00
         ----------------------------------------------------------------------------------------------------
           Fixed-Income Funds, Municipal Funds and Flexible Income
           Portfolio                                                          4.50(1)         0.00
         ----------------------------------------------------------------------------------------------------
           Money Funds                                                        0.00(2)         0.00
         ----------------------------------------------------------------------------------------------------
         Maximum deferred sales charge (load) (as a percentage of
         original purchase price or redemption proceeds, as
         applicable)(5)                                                       0.00(3)         5.00(4)
         ----------------------------------------------------------------------------------------------------
         (1) 3.50% for Short Term Income Fund.
         (2) Regular sales charges apply when Class A shares of a Money Fund (on which no sales charge was paid at time of purchase) are exchanged for shares of any other Fund.
         (3) Certain investors who purchase Class A shares without paying an initial sales charge may be subject to a deferred sales charge of 1.00% on redemptions within the first year or 0.50%
             on redemptions within the second year after purchase. Class A shares are not otherwise subject to a deferred sales charge.
         (4) The maximum deferred sales charge is imposed on shares redeemed in the first year. For shares held longer than one year, the deferred sales charge declines according to the schedules set forth under "Buying Class B Shares -- Contingent deferred sales charge" in this Prospectus. The maximum deferred sales charge for Class B shares of the Short Term
             Income Fund is 4.00%.
         (5) A $10 fee may be charged for redemptions made by wire transfer.
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

                                                             ANNUAL FUND
                                                         OPERATING EXPENSES
                                                     (expenses that are deducted
         CLASS A SHARES                                   from Fund assets)
         --------------------------------------------------------------------------------------------------------------
                                                                                  Total
                                                                                 Annual
                                                         Service                  Fund
                                            Management   (12b-1)      Other     Operating       Expense          Net
                                               Fees      Fees(3)    Expenses    Expenses    Reimbursement(1)   Expenses
         --------------------------------------------------------------------------------------------------------------
         Strategic Growth Portfolio(4)         0.65%       0.25%      0.19%       1.09%           N/A            1.09%
         --------------------------------------------------------------------------------------------------------------
         Conservative Growth Portfolio(4)      0.65        0.25       0.13        1.03            N/A            1.03
         --------------------------------------------------------------------------------------------------------------
         Balanced Portfolio(4)                 0.65        0.25       0.14        1.04            N/A            1.04
         --------------------------------------------------------------------------------------------------------------
         Conservative Balanced Portfolio(4)    0.65        0.25       0.34        1.24            N/A            1.24
         --------------------------------------------------------------------------------------------------------------
         Flexible Income Portfolio(4)          0.65        0.25       0.16        1.06            N/A            1.06
         --------------------------------------------------------------------------------------------------------------
         Equity Income Fund                    0.59        0.25       0.21        1.05            N/A            1.05
         --------------------------------------------------------------------------------------------------------------
         Growth & Income Fund                  0.53        0.25       0.22        1.00            N/A            1.00
         --------------------------------------------------------------------------------------------------------------
         Growth Fund of the Northwest          0.63        0.25       0.27        1.15            N/A            1.15
         --------------------------------------------------------------------------------------------------------------
         Growth Fund(1)                        0.85        0.25       0.36        1.46           0.16            1.30
         --------------------------------------------------------------------------------------------------------------
         Mid Cap Stock Fund                    0.75        0.25       0.79        1.79            N/A            1.79
         --------------------------------------------------------------------------------------------------------------
         Small Cap Stock Fund                  0.85        0.25       0.84        1.94            N/A            1.94
         --------------------------------------------------------------------------------------------------------------
         International Growth Fund             0.99        0.25       0.65        1.89            N/A            1.89
         --------------------------------------------------------------------------------------------------------------
         Short Term Income Fund(1)             0.50        0.25       0.41        1.16           0.16            1.00
         --------------------------------------------------------------------------------------------------------------
         U.S. Government Securities
         Fund(1,2)                             0.50        0.25       0.29        1.04           0.08            0.96
         --------------------------------------------------------------------------------------------------------------
         Income Fund(1,2)                      0.50        0.25       0.35        1.10           0.06            1.04
         --------------------------------------------------------------------------------------------------------------
         High Yield Fund                       0.63        0.25       0.49        1.37            N/A            1.37
         --------------------------------------------------------------------------------------------------------------
         Tax-Exempt Bond Fund(1)               0.48        0.25       0.16        0.89           0.01            0.88
         --------------------------------------------------------------------------------------------------------------
         California Municipal Fund(1,2)        0.50        0.25       0.16        0.91           0.03            0.88
         --------------------------------------------------------------------------------------------------------------
         California Insured Intermediate
         Municipal Fund(2)                     0.50        0.25       0.22        0.97            N/A            0.97
         --------------------------------------------------------------------------------------------------------------
         Money Market Fund                     0.45        0.00       0.28        0.73            N/A            0.73
         --------------------------------------------------------------------------------------------------------------
         Tax-Exempt Money Market Fund(1)       0.45        0.00       0.44        0.89           0.17            0.72
         --------------------------------------------------------------------------------------------------------------
         California Money Fund                 0.45        0.00       0.36        0.81            N/A            0.81
         --------------------------------------------------------------------------------------------------------------

-------------------------------------------  ---------------------------------------------
                                             EXAMPLES: You would pay the
                                             following expenses on a $10,000
                                             investment assuming a 5% annual
                                             return and redemption at the end of
         CLASS A SHARES                      each period:
         ----------------------------------  ---------------------------------------------

                                              One     Three     Five       Ten
                                             Year     Years     Years     Years
         ----------------------------------  ---------------------------------------------
         Strategic Growth Portfolio(4)       $655    $  878    $1,122    $1,806
         ---------------------------------------------------------------------------------------------------------------------------
         Conservative Growth Portfolio(4)     649       860     1,091     1,740
         --------------------------------------------------------------------------------------------------------------   ----------
         Balanced Portfolio(4)                650       863     1,096     1,751
         --------------------------------------------------------------------------------------------------------------   ----------
         Conservative Balanced Portfolio(4)   669       922     1,198     1,967
         --------------------------------------------------------------------------------------------------------------   ----------
         Flexible Income Portfolio(4)         552       769     1,007     1,673
         --------------------------------------------------------------------------------------------------------------   ----------
         Equity Income Fund                   651       866     1,101     1,762
         --------------------------------------------------------------------------------------------------------------   ----------
         Growth & Income Fund                 646       851     1,076     1,707
         --------------------------------------------------------------------------------------------------------------   ----------
         Growth Fund of the Northwest         661       895     1,152     1,871
         --------------------------------------------------------------------------------------------------------------   ----------
         Growth Fund(1)                       690       986     1,309     2,300
         --------------------------------------------------------------------------------------------------------------   ----------
         Mid Cap Stock Fund                   722     1,082       N/A       N/A
         --------------------------------------------------------------------------------------------------------------   ----------
         Small Cap Stock Fund                 736     1,126     1,545     2,690
         --------------------------------------------------------------------------------------------------------------   ----------
         International Growth Fund            731     1,111     1,521     2,640
         --------------------------------------------------------------------------------------------------------------   ----------
         Short Term Income Fund(1)            464       706       970     1,710
         --------------------------------------------------------------------------------------------------------------   ----------
         U.S. Government Securities
         Fund(1,2)                            551       766     1,002     1,664
         --------------------------------------------------------------------------------------------------------------   ----------
         Income Fund(1,2)                     557       784     1,033     1,730
         --------------------------------------------------------------------------------------------------------------   ----------
         High Yield Fund                      583       864     1,171     2,022
         --------------------------------------------------------------------------------------------------------------   ----------
         Tax-Exempt Bond Fund(1)              537       721       924     1,497
         --------------------------------------------------------------------------------------------------------------   ----------
         California Municipal Fund(1,2)       539       727       935     1,519
         --------------------------------------------------------------------------------------------------------------   ----------
         California Insured Intermediate
         Municipal Fund(2)                    545       745       966     1,586
         --------------------------------------------------------------------------------------------------------------   ----------
         Money Market Fund                     75       233       409       906
         --------------------------------------------------------------------------------------------------------------   ----------
         Tax-Exempt Money Market Fund(1)       91       284       497     1,096
         --------------------------------------------------------------------------------------------------------------   ----------
         California Money Fund                 83       259       453     1,002
         --------------------------------------------------------------------------------------------------------------   ----------

    (1) Reflects the Advisor's obligation to limit Total Annual Fund Operating Expenses through October 31, 2000, as described on page 62.
    (2) Reflects reduction in Management Fees effective January 1, 1999.
    (3) 12b-1 fees represent servicing fees which are paid to the Distributor. See "Which Class of Shares is Best for Me -- Distribution Plans."
    (4) Does not include underlying Fund expenses that the Portfolios bear indirectly. Management Fees and Other Expenses have been restated to reflect current fees.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------

                                                                    ANNUAL FUND
                                                                OPERATING EXPENSES
                                                            (expenses that are deducted
     CLASS B SHARES                                              from Fund assets)
     ------------------------------------------------------------------------------------------------------------
                                               Distribution                 Total
                                                   and                     Annual
                                                 Service                    Fund
                                  Management     (12b-1)        Other     Operating       Expense          Net
                                     Fees        Fees(3)      Expenses    Expenses    Reimbursement(1)   Expenses
     ------------------------------------------------------------------------------------------------------------
     Strategic Growth
     Portfolio(5)                   0.65%         1.00%         0.20%       1.85%         N/A              1.85%
     ------------------------------------------------------------------------------------------------------------
     Conservative Growth
     Portfolio(5)                    0.65          1.00         0.13        1.78          N/A              1.78
     ------------------------------------------------------------------------------------------------------------
     Balanced Portfolio(5)           0.65          1.00         0.13        1.78          N/A              1.78
     ------------------------------------------------------------------------------------------------------------
     Conservative Balanced
     Portfolio(5)                    0.65          1.00         0.33        1.98          N/A              1.98
     ------------------------------------------------------------------------------------------------------------
     Flexible Income Portfolio(5)    0.65          1.00         0.16        1.81          N/A              1.81
     ------------------------------------------------------------------------------------------------------------
     Equity Income Fund              0.59          1.00         0.25        1.84          N/A              1.84
     ------------------------------------------------------------------------------------------------------------
     Growth & Income Fund            0.53          1.00         0.31        1.84          N/A              1.84
     ------------------------------------------------------------------------------------------------------------
     Growth Fund of the Northwest    0.63          1.00         0.36        1.99          N/A              1.99
     ------------------------------------------------------------------------------------------------------------
     Growth Fund(1)                  0.85          1.00         0.40        2.25          0.16             2.09
     ------------------------------------------------------------------------------------------------------------
     Mid Cap Stock Fund              0.75          1.00         0.97        2.72          N/A              2.72
     ------------------------------------------------------------------------------------------------------------
     Small Cap Stock Fund            0.85          1.00         1.01        2.86          N/A              2.86
     ------------------------------------------------------------------------------------------------------------
     International Growth Fund       0.99          1.00         0.82        2.81          N/A              2.81
     ------------------------------------------------------------------------------------------------------------
     Tax-Exempt Bond Fund(1)         0.48          1.00         0.16        1.64          0.01             1.63
     ------------------------------------------------------------------------------------------------------------
     California Municipal
     Fund(1,2)                       0.50          1.00         0.16        1.66          0.03             1.63
     ------------------------------------------------------------------------------------------------------------
     California Insured
     Intermediate Municipal
     Fund(2)                         0.50          1.00         0.22        1.72          N/A              1.72
     ------------------------------------------------------------------------------------------------------------
     Short Term Income Fund(1)       0.50          1.00         0.44        1.94          0.16             1.78
     ------------------------------------------------------------------------------------------------------------
     U.S. Government Securities
     Fund(1,2)                       0.50          1.00         0.28        1.78          0.08             1.70
     ------------------------------------------------------------------------------------------------------------
     Income Fund(1,2)                0.50          1.00         0.35        1.85          0.06             1.79
     ------------------------------------------------------------------------------------------------------------
     High Yield Fund                 0.63          1.00         0.30        1.93          N/A              1.93
     ------------------------------------------------------------------------------------------------------------
     Money Market Fund               0.45          1.00         0.33        1.78          N/A              1.78
     ------------------------------------------------------------------------------------------------------------

---------------------------------  -------------------------------------------------------------------------------
                                   EXAMPLES: You would pay the following expenses on
                                   a $10,000 investment assuming a 5% annual return and
                                   either
                                   a) redemption at the end of each period or
     CLASS B SHARES                b) no redemption:
     ----------------------------  ---------------------------------------------------------------------------

                                                  (a)                                 (b)
                                   One    Three     Five      Ten      One    Three     Five      Ten
                                   Year   Years    Years    Years(4)   Year   Years    Years    Years(4)
     ----------------------------  ---------------------------------------------------------------------------
     Strategic Growth
     Portfolio(5)                  $688   $  882   $1,107    $1,968    $188   $  582   $1,007    $1,968
     ------------------------------------------------------------------------------------------------------------   ----------------
     Conservative Growth
     Portfolio(5)                   681      860    1,070     1,895     181      560      970     1,895
     ------------------------------------------------------------------------------------------------------------   ----------------
     Balanced Portfolio(5)          681      860    1,070     1,898     181      560      970     1,898
     ------------------------------------------------------------------------------------------------------------   ----------------
     Conservative Balanced
     Portfolio(5)                   701      921    1,174     2,113     201      621    1,074     2,113
     ------------------------------------------------------------------------------------------------------------   ----------------
     Flexible Income Portfolio(5)   688      882    1,107     1,960     188      582    1,007     1,960
     ------------------------------------------------------------------------------------------------------------   ----------------
     Equity Income Fund             687      879    1,101     1,949     187      579    1,001     1,949
     ------------------------------------------------------------------------------------------------------------   ----------------
     Growth & Income Fund           687      879    1,101     1,936     187      579    1,001     1,936
     ------------------------------------------------------------------------------------------------------------   ----------------
     Growth Fund of the Northwest   702      924    1,179     2,097     202      624    1,079     2,097
     ------------------------------------------------------------------------------------------------------------   ----------------
     Growth Fund(1)                 728    1,003    1,311     2,383     228      703    1,211     2,383
     ------------------------------------------------------------------------------------------------------------   ----------------
     Mid Cap Stock Fund             775    1,144      N/A       N/A     275      844      N/A       N/A
     ------------------------------------------------------------------------------------------------------------   ----------------
     Small Cap Stock Fund           789    1,186    1,615     2,963     289      886    1,515     2,963
     ------------------------------------------------------------------------------------------------------------   ----------------
     International Growth Fund      731    1,111    1,521     2,640     731    1,111    1,521     2,640
     ------------------------------------------------------------------------------------------------------------   ----------------
     Tax-Exempt Bond Fund(1)        667      817      997     1,742     167      517      897     1,742
     ------------------------------------------------------------------------------------------------------------   ----------------
     California Municipal
     Fund(1,2)                      669      823    1,108     1,764     169      523      908     1,764
     ------------------------------------------------------------------------------------------------------------   ----------------
     California Insured
     Intermediate Municipal
     Fund(2)                        675      842    1,039     1,830     175      542      939     1,830
     ------------------------------------------------------------------------------------------------------------   ----------------
     Short Term Income Fund(1)      597      809    1,053     2,060     197      609    1,053     2,060
     ------------------------------------------------------------------------------------------------------------   ----------------
     U.S. Government Securities
     Fund(1,2)                      681      860    1,070       898     181      560      970     1,898
     ------------------------------------------------------------------------------------------------------------   ----------------
     Income Fund(1,2)               688      882    1,107     1,971     188      582    1,007     1,971
     ------------------------------------------------------------------------------------------------------------   ----------------
     High Yield Fund                696      906    1,148     2,107     196      606    1,048     2,107
     ------------------------------------------------------------------------------------------------------------   ----------------
     Money Market Fund              681      860    1,070     1,815     181      560      970     1,815
     ------------------------------------------------------------------------------------------------------------   ----------------

  (1) Reflects the Advisor's obligation to limit Total Annual Fund Operating Express through October 31, 2000, as described on page 62.
  (2) Reflects reduction in Management Fees effective January 1, 1999.
  (3) 0.25% of the 12b-1 fees shown represent servicing fees which are paid to the Distributor. Long-term Class B shareholders may pay more than the sales charge paid by Class A shareholders. See "Which Class of Shares is Best for Me -- Distribution Plans."
  (4) Class B shares convert to Class A shares after eight years; accordingly, the expense amounts for years nine and ten are based on Class A share expenses.
  (5) Does not include underlying Fund expenses that the Portfolios bear indirectly. Management Fees and Other Expenses have been restated to reflect current fees.
--------------------------------------------------------------------------------

ESTIMATED AGGREGATE PORTFOLIO EXPENSES

The following table sets forth the estimated aggregate expenses of the Portfolios, including expenses of the underlying Funds, based upon expenses shown in the table above for each Portfolio and for each underlying Fund's Class I shares, which are available only to the Portfolios. These estimates assume a constant allocation by each Portfolio of its assets among the underlying Funds identical to the actual allocation of the Portfolio at October 31, 1999. A Portfolio's actual expenses may be higher as a result of changes in the allocation of the Portfolio's assets among the underlying Funds, the expenses of the underlying Portfolios, and/or the Fund's own expenses.

---------------------------------------------------------------------------------------------------
                                                        EXAMPLES: You would pay the following
                                                        combined expenses on a $10,000 investment
                                                        assuming a 5% annual return and redemption
                                                        at the end of each period.
         ------------------------------------------------------------------------------------------
                                              Total
                                             Annual
                                            Combined
                                            Operating     One       Three       Five         Ten
                                            Expenses     Year       Years       Years       Years
         ------------------------------------------------------------------------------------------
         CLASS A SHARES
         ------------------------------------------------------------------------------------------
         Strategic Growth Portfolio           1.97%      $739      $1,134      $1,560      $2,720
         ------------------------------------------------------------------------------------------
         Conservative Growth Portfolio        1.92%       734       1,120       1,535       2,670
         ------------------------------------------------------------------------------------------
         Balanced Portfolio                   1.88%       730       1,108       1,516       2,630
         ------------------------------------------------------------------------------------------
         Conservative Balanced Portfolio      1.93%       737       1,129       1,551       2,702
         ------------------------------------------------------------------------------------------
         Flexible Income Portfolio            1.77%       622         982       1,372       2,440

         CLASS B SHARES
         ------------------------------------------------------------------------------------------
         Strategic Growth Portfolio           2.73%       776       1,147       1,551       2,875
         ------------------------------------------------------------------------------------------
         Conservative Growth Portfolio        2.67%       770       1,129       1,521       2,818
         ------------------------------------------------------------------------------------------
         Balanced Portfolio                   2.62%       765       1,114       1,497       2,771
         ------------------------------------------------------------------------------------------
         Conservative Balanced Portfolio      2.67%       770       1,129       1,521       2,821
         ------------------------------------------------------------------------------------------
         Flexible Income Portfolio            2.52%       755       1,085       1,447       2,669
---------------------------------------------------------------------------------------------------

-------------------------------------------  ---------------------------------------------------------
                                             EXAMPLES: You would pay the following
                                             combined expenses on a $10,000 investment
                                             assuming a 5% annual return and no redemption
                                             at the end of each period.
         ----------------------------------  ---------------------------------------------------------

                                               One           Three       Five         Ten
                                              Year           Years       Years       Years
         ----------------------------------  ---------------------------------------------------------
         CLASS A SHARES
         ------------------------------------------------------------------------------------------   ------------------------------
         Strategic Growth Portfolio           $739          $1,134      $1,560      $2,720
         ------------------------------------------------------------------------------------------   ------------------------------
         Conservative Growth Portfolio         734           1,120       1,535       2,670
         ------------------------------------------------------------------------------------------   ------------------------------
         Balanced Portfolio                    730           1,108       1,516       2,630
         ------------------------------------------------------------------------------------------   ------------------------------
         Conservative Balanced Portfolio       637           1,029       1,451       2,602
         ------------------------------------------------------------------------------------------   ------------------------------
         Flexible Income Portfolio             622             982       1,372       2,440
         CLASS B SHARES
         ------------------------------------------------------------------------------------------   ------------------------------
         Strategic Growth Portfolio            276             847       1,451       2,875
         ------------------------------------------------------------------------------------------   ------------------------------
         Conservative Growth Portfolio         270             829       1,421       2,818
         ------------------------------------------------------------------------------------------   ------------------------------
         Balanced Portfolio                    265             814       1,397       2,771
         ------------------------------------------------------------------------------------------   ------------------------------
         Conservative Balanced Portfolio       187             829       1,421       2,821
         ------------------------------------------------------------------------------------------   ------------------------------
         Flexible Income Portfolio             255             785       1,347       2,669
---------------------------------------------------------------------------------------------------

As of October 31, 1999, the Portfolios' assets were allocated among the underlying Funds as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                      Strategic    Conservative                 Conservative    Flexible
                                                       Growth         Growth       Balanced       Balanced       Income
                                                      Portfolio     Portfolio      Portfolio     Portfolio      Portfolio
-------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                       8%             8%           --             10%           10%
-------------------------------------------------------------------------------------------------------------------------------
  Short Term Income Fund                                 --              1%           14%            15%           20%
-------------------------------------------------------------------------------------------------------------------------------
  U.S. Government Securities Fund                        --              4%           19%            33%           20%
-------------------------------------------------------------------------------------------------------------------------------
  Income Fund                                            --              1%            3%            29%           20%
-------------------------------------------------------------------------------------------------------------------------------
  High Yield Fund                                        --              3%            2%            10%            5%
-------------------------------------------------------------------------------------------------------------------------------
  Growth & Income Fund                                   37%            35%           27%            --            19%
-------------------------------------------------------------------------------------------------------------------------------
  Growth Fund of the Northwest                            3%            --            --             --            --
-------------------------------------------------------------------------------------------------------------------------------
  Growth Fund                                            41%            33%           21%            --             6%
-------------------------------------------------------------------------------------------------------------------------------
  International Growth Fund                              10%            14%           13%            --            --
-------------------------------------------------------------------------------------------------------------------------------
  Other Assets                                            1%             1%            1%             3%           --
-------------------------------------------------------------------------------------------------------------------------------

                    DESCRIPTION OF THE PORTFOLIOS AND FUNDS

This section provides a more complete description of the principal investment strategies and risks of each Portfolio and Fund. The "Common Investment Practices" section that follows provides additional information about the principal investment strategies of the Funds and identifies the Portfolios and Funds that may engage in such practices to a significant extent. You can find additional descriptions of the Funds' strategies and risks in the Statement of Additional Information ("SAI"). Except for policies explicitly identified as "fundamental" in this Prospectus or the SAI, the investment objectives and investment policies set forth in this Prospectus and the SAI are not fundamental and may be changed at any time without shareholder consent. Except as otherwise indicated, all policies and limitations are considered at the time of purchase; the sale of securities is not required in the event of a subsequent change in valuation or other circumstances.

STRATEGIC ASSET MANAGEMENT PORTFOLIOS

The Portfolios offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The Portfolios are designed for long-term investors seeking total return for tax-advantaged retirement and other long-term investment or savings accounts.

In order to achieve its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Funds. Even so, the Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those market segments and their corresponding Funds. The Advisor may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Funds in accordance with its investment objective, the Advisor's outlook for the economy and the financial markets, and the relative market valuations of the Funds.

In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest, without limit, directly in stock or bond index futures and options thereon and the following short-term instruments:

- short-term obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions;

- other short-term debt securities rated A or higher by Moody's or S&P, or if unrated, of comparable quality in the opinion of the Advisor;

- commercial paper, including master notes;

- bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and

- repurchase agreements.

At the time a Portfolio invests in any commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's or S&P; the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the investment must be of comparable quality in the opinion of the Advisor. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with the Advisor's current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio's total assets. A Portfolio may also use futures contracts and options for bona fide hedging transactions. Futures contracts and options may also be used to reallocate the Portfolio's assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index. As a fundamental policy, which may not be changed without shareholder vote, each Portfolio will concentrate its investments in shares of the Funds.

EQUITY FUNDS

EQUITY INCOME FUND. The Fund invests primarily in dividend-paying common stocks and preferred stocks. The Fund may invest in money market instruments for temporary or defensive purposes. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, U.S. Government securities and asset-backed securities, and may also invest up to 35% of its assets in below investment grade bonds (sometimes called junk bonds). The Fund may purchase or sell U.S. Government securities or collateralized mortgage obligations on "when-issued" or "delayed-delivery" basis in an aggregate of up to 20% of the market value of its total net assets. The Fund may invest up to 25% of its assets in real estate investment trusts, known as "REITs." The Fund may write (sell) covered call options. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.

GROWTH & INCOME FUND. The Growth & Income Fund invests primarily in common stocks. The Fund may also invest in money market instruments for temporary or defensive purposes. To limit risk, repurchase agreements maturing in more than seven days will not exceed 10% of the Fund's total assets. The Fund may invest up to 25% of its assets in REITs. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 35% of its assets in below investment grade fixed-income securities.

GROWTH FUND OF THE NORTHWEST. Under normal circumstances, at least 65% of the Fund's total assets will be invested in the common stocks of companies whose principal executive offices are located in the Northwest States of Alaska, Idaho, Montana, Oregon and Washington.

The Fund is permitted to invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in REITs, and may write (sell) covered call options.

Because the Fund concentrates its investments in companies located or doing business in the Northwest, the Fund is not intended as a complete investment program, and could be adversely impacted by economic trends within the five-state area.

GROWTH FUND. The Growth Fund invests primarily in common stocks believed to have significant appreciation potential. The Fund also may invest in debt securities, bonds, convertible bonds, preferred stock and convertible preferred stock, including up to 35% of its assets in non-investment-grade debt securities.

The Fund may invest up to 25% of its assets in foreign securities, usually foreign common stocks, and up to 5% of its assets in securities of companies in (or governments of) developing or emerging countries (sometimes referred to as "emerging markets"). The Fund may also engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

MID CAP STOCK FUND. The Mid Cap Stock Fund invests primarily (normally at least 65% of its assets) in common stocks of companies with market capitalizations in the range represented by companies included in the S&P Mid Cap 400 Index. The Fund may also invest in money market instruments for temporary or defensive purposes. To limit risk, repurchase agreements maturing in more than seven days will not exceed 10% of the Fund's total assets. The Fund may invest up to 25% of its assets in REITs. The Fund may invest in fixed-income securities of any maturity, including mortgage-backed securities, and may invest up to 35% of its assets in below investment grade fixed-income securities.

The Fund may purchase or sell U.S. Government securities or collateralized mortgage obligations on a "when-issued" or "delayed-delivery" basis in an aggregate up to 20% of the market value of its total net assets. The Fund may write (sell) covered call options. The Fund may invest up to 25% of its assets in U.S. dollar-denominated securities of foreign issuers.

SMALL CAP STOCK FUND. The Small Cap Stock Fund invests primarily in equity securities of companies with market capitalization of less than $1.4 billion at the time of purchase. In addition to common stock, the Fund's equity securities may include convertible bonds, convertible preferred stock and warrants to purchase common stock. The Fund may also invest in money market instruments for temporary or defensive purposes. The Fund may invest up to 25% of its assets in securities of foreign issuers and up to 5% of its assets in securities of issuers located in developing or emerging countries. The Fund may invest up to 35% of its assets in non-investment-grade debt securities ("junk bonds") if the Advisor believes that doing so will be consistent with the goal of capital appreciation.

INTERNATIONAL GROWTH FUND. The International Growth Fund invests primarily in equity securities of issuers located in foreign countries that the Fund's sub-advisor believes present attractive investment opportunities. Criteria for determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships and the range of investment opportunities available to international investors. The relative strength or weakness of a particular country's currency or economy may dictate whether securities of issuers located in such country will be purchased or sold. The Fund may invest without limit in the securities of issuers located in any one country (except as provided below with respect to emerging markets countries). The Fund will emphasize established companies, although it may invest in companies of varying sizes as measured by assets, sales and capitalization.

The Fund invests in common stock and may invest in other securities with equity characteristics, such as trust or limited partnership interests, preferred stock, rights and warrants. The Fund may also invest in convertible securities. The Fund invests in securities listed on foreign or domestic securities exchanges and securities traded in foreign or domestic over-the-counter markets, and may invest in restricted or unlisted securities.

The Fund intends to stay fully invested in the securities described above to the extent practical. Fund assets may be invested in short-term debt instruments to meet anticipated day-to-day operating expenses, and for temporary defensive purposes. In addition, when the Fund experiences large cash inflows, it may hold short-term investments until desirable equity securities become available. These short-term instruments are generally rated A or higher by Moody's or S&P, or, if unrated, of comparable quality in the opinion of the Fund's sub-advisor.

The Fund may invest up to 30% of its assets in the securities of companies in or governments of developing or emerging markets, provided that no more than 5% of the Fund's total assets are invested in any one emerging markets country. For temporary defensive purposes, the Fund may invest a major portion of its assets in securities of U.S. issuers. Furthermore, the Fund may invest up to 5% of its total assets in investment grade corporate debt securities having maturities longer than one year, including Euro-currency instruments and securities.

FIXED-INCOME FUNDS

SHORT TERM INCOME FUND. The Short Term Income Fund maintains a portfolio duration of three years or less and a weighted average maturity of five years or less. Duration is a measure that relates the price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity of the present value of future cash flows, including coupon payments and principal repayments. Thus, duration involves WM Advisors' judgment with respect to both interest rates and expected cash flows.

The Fund will invest substantially all of its assets in debt securities that, at the time of purchase, are rated in one of the top four rating categories by one or more NRSROs or, if unrated, are judged to be of comparable quality by the Advisor ("investment grade" securities). All debt securities purchased by the Fund will be investment grade at the time of purchase.

The Fund may invest in obligations issued or guaranteed by domestic and foreign governments and government agencies and instrumentalities and in high-grade corporate debt obligations, such as bonds, debentures, notes, equipment lease and trust certificates, mortgage-backed securities, collateralized mortgage obligations and asset-backed securities.

The Fund may invest up to 10% of its assets in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated debt securities issued by foreign issuers and foreign branches of U.S. banks. Investment in foreign securities is subject to special risks. The Fund may invest up to 5% of its assets in preferred stock. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. The Fund may invest in certain illiquid investments, such as privately placed obligations, including restricted securities. The Fund may invest up to 10% of its assets in securities of unaffiliated mutual funds. The Fund may borrow money or enter into reverse repurchase agreements or dollar roll transactions in the aggregate up to 33 1/3% of its total assets. The Fund may invest up to 25% of its total assets in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of similar assets.

U.S. GOVERNMENT SECURITIES FUND. The U.S. Government Securities Fund invests primarily in a selection of obligations of the U.S. Government and its agencies. The Fund may also invest in collateralized mortgage obligations or repurchase agreements which are secured by those types of obligations. It is a fundamental policy of the Fund to invest only in U.S. Government securities, including mortgage-backed securities and collateralized mortgage obligations and repurchase agreements which are secured by U.S. Government securities. The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes. The Fund may also enter into dollar roll transactions.

INCOME FUND.  The Income Fund invests most of its assets in:

- debt and convertible debt securities;

- U.S. Government securities, including mortgage-backed securities issued by the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC") or similar government agencies;

- commercial mortgage-backed securities;

- obligations of U.S. banks that belong to the Federal Reserve System;

- preferred stocks and convertible preferred stocks;

- the highest grade commercial paper as rated by S&P or Moody's; and

- deposits in U.S. banks.

The Fund may also invest in securities denominated in foreign currencies and receive interest, dividends and sale proceeds in foreign currencies. The Fund may engage in foreign currency exchange transactions for hedging purposes in connection with the purchase and sale of foreign securities or to protect against changes in the value of specific securities held by the Fund. It may also purchase and sell currencies on a spot (i.e., cash) basis, enter into forward contracts to purchase or sell foreign currencies at a future date, and buy and sell foreign currency futures contracts. The Fund may borrow up to 5% of its total net assets for emergency, non-investment purposes, and may enter into dollar roll transactions. The Fund may purchase securities of issuers which deal in real estate or securities which are secured by interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein. The Fund may also purchase and sell interest rate futures and options. The Fund may invest up to 35% of its assets in lower-rated fixed-income securities (sometimes called "junk bonds").

HIGH YIELD FUND. The High Yield Fund invests, under normal market conditions, at least 65% of its assets in a diversified portfolio of fixed income securities (including debt securities, convertible securities and preferred stocks) rated lower than BBB by S&P or Baa by Moody's or of equivalent quality as determined by the Advisor. The remainder of the Fund's assets may be invested in any other securities the Advisor believes are consistent with the Fund's objective. These may include higher rated fixed-income securities, common stocks and other equity securities. The Fund may also invest in securities of foreign issuers including those located in developing or emerging countries, and engage in hedging strategies involving options.

MUNICIPAL FUNDS

Each of the Municipal Funds and the California Money Fund invests most of its assets in fixed-income obligations issued by states, countries, cities and other governmental bodies that generate income that is exempt from federal income tax other than the federal alternative minimum tax ("Municipal Obligations"). Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest which may affect the ability of a Fund to purchase sufficient amounts of tax-exempt securities.

TAX-EXEMPT BOND FUND. The Tax-Exempt Bond Fund will invest at least 80% of its assets in Municipal Obligations, including inverse floating rate obligations, under normal market conditions.

The Fund specifically limits these investments to: municipal bonds, municipal notes and securities of unaffiliated tax-exempt mutual funds. The Fund also may invest up to 35% of its assets in lower-rated securities.

In adverse markets, the Fund may seek to protect its investment position by investing up to 50% of its portfolio in taxable short-term investments such as:

- U.S. Government securities;

- commercial paper rated in the highest grade by either S&P or Moody's;

- obligations of U.S. banks;

- time or demand deposits in U.S. banks; and

- repurchase agreements relating to municipal securities or any of the foregoing taxable instruments.

Interest income from these investments that is distributed to you by the Fund may be taxable.

The Fund may also purchase and sell interest rate futures and options. The Fund may also invest in AMT-Subject Bonds, although, so long as its name includes the words "tax-exempt" and the SEC so requires, those investments will be limited to 20% of the Fund's total assets.

CALIFORNIA MUNICIPAL FUND. The California Municipal Fund invests primarily in intermediate- and long-term California municipal obligations which are Municipal Obligations that generate interest which is exempt from California state personal income tax. It is a fundamental policy of the Fund that, under normal market conditions, at least 80% of its total assets will be invested in these obligations. These obligations may include AMT-Subject Bonds.

The Fund will invest primarily in investment grade Municipal Obligations. The Fund may also invest in inverse floating rate obligations, which are generally more volatile than other types of Municipal Obligations.

The Fund may, under normal circumstances, invest up to 20% of its assets in

- Municipal Obligations that are not exempt from California personal income tax;

- short-term Municipal Obligations;

- taxable cash equivalents, including short-term U.S. Government securities, certificates of deposit and bankers' acceptances, commercial paper rated Prime-1 by Moody's or A-1+ or A-1 by S&P, repurchase agreements (collectively "Short-Term Instruments"); and

- securities of money market mutual funds (subject to the limitations set forth under "Common Investment Practices").

The Fund may, for temporary defensive purposes, invest in these securities without limitation. Also, as a non-diversified investment company under the 1940 Act, the Fund may invest a larger portion of its assets in the securities of a small number of issuers.

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND. The California Insured Intermediate Municipal Fund will invest primarily in insured intermediate-term California Municipal Obligations. It is a fundamental policy of the Fund that it will invest at least 80% of the value of its total assets in Insured California Municipal Obligations (except when maintaining a temporary defensive position). Under normal market conditions, the dollar-weighted average maturity of the securities in which the Fund invests will be more than three years but less than ten years. The maximum effective maturity (the maturity date without regard to call provisions, except that for pooled single family mortgage securities effective maturity is the average life of the underlying mortgage obligations) of any Municipal Obligation in which the Fund invests will be fifteen years.

All of the Municipal Obligations in which the Fund invests, taking into account any insurance, are investment grade securities. For more information, see "About Bond Insurance" on the following page.

The Fund may invest without limitation in AMT-Subject Bonds.

Under normal market conditions, the Fund may invest up to 20% of its assets in

- uninsured Municipal Obligations;

- Municipal Obligations that are not exempt from California personal income tax; and

- short-term Municipal Obligations and taxable cash equivalents, including Short-Term Instruments and securities of unaffiliated money market mutual funds (subject to the limitations set forth under "Common Investment Practices") and may, for temporary defensive purposes, invest in these securities without limitation.

In addition, the Fund may invest in inverse floating rate obligations. The Fund may engage in hedging transactions through the use of financial futures and options thereon. It may also purchase and sell securi-ties on a when-issued or forward commitment basis, invest in mortgage-backed securities, enter into repurchase agreements, invest in stand-by commitments and lend portfolio securities. The Fund may invest in floating rate and variable rate obligations, including participation interests therein (referred to collectively as "Hedging Transactions").

The insured Municipal Obligations in which the California Insured Intermediate Municipal Fund will invest and the other Municipal Funds may invest are insured under insurance policies that relate to the specific Municipal Obligation in question and that are issued by an insurer having a claims-paying ability rated AAA by S&P or Aaa by Moody's. This insurance is generally non-cancelable and will continue in force so long as the Municipal Obligations are outstanding and the insurer remains in business.

The insured Municipal Obligations are insured as to the scheduled payment of all installments of principal and interest as they fall due. The insurance covers only credit risk and therefore does not guarantee the market value of the obligations in a Fund's investment portfolio or a Fund's NAV. The Fund's NAV will continue to fluctuate in response to fluctuations in interest rates. A Fund's investment policy requiring investment in insured Municipal Obligations will not affect the Fund's ability to hold its assets in cash or to invest in escrow-secured and defeased bonds or in certain short-term tax-exempt obligations, or affect its ability to invest in uninsured taxable obligations for temporary or liquidity purposes or on a defensive basis.

MONEY FUNDS

The Money Funds invest only in U.S. dollar-denominated short-term, money market securities. They will only purchase obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities that are, or have issuers that are,

- rated by at least two nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's"), in one of the two highest rating categories for short-term debt securities,

- rated in one of the two highest categories for short-term debt by the only NRSRO that has issued a rating, or

- if not so rated, are determined to be of comparable quality.

A description of the rating systems of S&P and Moody's is contained in Appendix A to this Prospectus and in the SAI. At the time of investment, no security purchased by a Money Fund (except U.S. Government Securities subject to repurchase agreements and variable rate demand notes) will have a maturity exceeding 397 days, and each Money Fund's average portfolio maturity will not exceed 90 days. The Money Funds will attempt to maintain a stable net asset value ("NAV") of $1.00, but there can be no assurance that any Money Fund will be able to do so.

MONEY MARKET FUND. To accomplish its objective, the Money Market Fund invests solely in money market instruments that are selected from the following six general categories:

- U.S. Government securities;

- short-term commercial notes (including asset-backed securities) issued directly by U.S. and foreign businesses, banking institutions, financial institutions (including brokerage, finance and insurance companies) and state and local governments and municipalities to finance short-term cash needs;

- obligations of U.S. and foreign banks with assets of more than $500 million;

- securities issued by foreign governments, their agencies or instrumentalities or by supranational entities;

- short-term corporate obligations rated in one of the two highest rating categories by Moody's or S&P; and

- repurchase agreements.

TAX-EXEMPT MONEY MARKET FUND. The Tax-Exempt Money Market Fund invests primarily in a diversified selection of Municipal Obligations, the income from which is exempt from federal income tax. These obligations include fixed income obligations issued by states, counties, cities or other governmental bodies that generate income exempt from federal income tax. Short-term Municipal Obligations may include, but are not limited to, tax anticipation notes, bond anticipation notes, revenue anticipation notes and project notes, or other forms of short-term municipal loans and obligations. Under normal market conditions, the Fund will not invest more than 20% of its assets in obligations that pay interest subject to alternative minimum tax ("AMT-Subject Bonds").

For temporary defensive purposes, the Fund may invest more than 20% of its assets in instruments eligible for purchase by the Money Market Fund, which may produce income that is not exempt from federal income taxes.

The Fund may also invest in variable rate demand obligations, stand-by commitments, when-issued securities and forward commitments.

CALIFORNIA MONEY FUND. To accomplish its objective, the California Money Fund invests in a portfolio of Municipal Obligations. It is a fundamental policy of the Fund to invest, under normal market conditions, at least 80% of its total assets in Municipal Obligations. The Fund normally invests at least 80% of its total assets in Municipal Obligations issued by the State of California and its political subdivisions and certain other governmental issuers (such as the Commonwealth of Puerto Rico), which produce income that is exempt from California state personal income tax. The Fund may also invest in AMT-Subject Bonds.

The Fund may also invest in variable rate demand obligations, stand-by commitments, when-issued securities and forward commitments.

For temporary defensive purposes, the Fund may invest more than 20% of its assets in instruments eligible for purchase by the Money Market Fund, which may produce income that is not exempt from federal income taxes or California personal income tax.

COMMON INVESTMENT PRACTICES

The next several pages contain more detailed information about types of securities in which the Funds may invest, and strategies which the Advisor or the respective sub-advisor may employ in pursuit of that Fund's investment objective and a summary of risks and restrictions associated with these securities and investment practices. For more information, see the SAI.

BORROWING. The Funds may borrow money from banks solely for temporary or emergency purposes, subject to various limitations. If a Fund borrows money, its share price and yield may be subject to greater fluctuation until the borrowing is paid off. For the California Money, Short Term Income, California Municipal, California Insured Intermediate Municipal, Growth, International Growth, Mid Cap Stock and Small Cap Stock Funds, and for the Portfolios, such borrowings may not exceed 30% of total assets. The Money Market, Tax-Exempt Money Market, U.S. Government Securities, Income, High Yield, Tax-Exempt Bond, Equity Income, Growth & Income Funds and Growth Fund of the Northwest may borrow up to 5% of their total assets for emergency purposes. In addition, the Money Market and Tax-Exempt Money Market Funds may borrow up to one-third of their total assets to meet redemption requests. Each of the foregoing percentage limitations on borrowings is a fundamental policy of the respective Portfolios and Funds.

The Income, Short Term Income and U.S. Government Securities Funds may enter into DOLLAR ROLLS. A Fund enters into a DOLLAR ROLL by selling securities for delivery in the current month and simultaneously contracting to repurchase, typically in 30 or 60 days, substantially similar (same type, coupon and maturity) securities on a specified future date. This may be considered borrowing from the counterparty and may produce similar leveraging effects. The proceeds of the initial sale of securities in the dollar roll transactions, for example, may be used to purchase long-term securities which will be held during the roll period. To the extent that the proceeds of the initial sale of securities are invested, the Fund will be subject to market risk on those securities as well as similar risk with respect to the securities the Fund is required to repurchase.

Each of the Short Term Income, California Municipal, California Insured Intermediate Municipal, Growth, International Growth, Mid Cap Stock and Small Cap Stock Funds may engage in REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline at the same time there is a decline in the market value of the securities sold (and required to be repurchased).

FIXED-INCOME SECURITIES. The market value of fixed-income securities held by a Fund and, consequently, the value of the Fund's shares can be expected to vary inversely to changes in prevailing interest rates. You should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, any net inflow of money to the Fund will likely be invested in instruments producing lower yields than the balance of its assets, thereby reducing current yield. In periods of rising interest rates, the opposite can be expected to occur. The prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition, obligations purchased by a Fund may be subject to the risk of default. Fixed-Income securities, including Municipal Obligations, rated in the lower end of the investment-grade category (Baa or BBB) and lower-rated securities may have speculative characteristics and may be more sensitive to economic changes and changes in the financial condition of their issuers.

The fixed-income securities in which the Funds may invest include ZERO-COUPON SECURITIES, which make no payments of interest or principal until maturity. Because these securities avoid the need to make current interest payments, they may involve greater credit risks than other fixed-income securities.

FLOATING RATE, INVERSE FLOATING RATE AND VARIABLE RATE INVESTMENTS. The Municipal Funds, Fixed-Income Funds and the Equity Income and Growth & Income Funds may purchase floating rate, inverse floating rate and variable rate obligations, including participation interests therein and assignments thereof.

The Money Funds may purchase floating rate and variable rate obligations, including participation interests therein.

The Fixed-Income Funds may purchase mortgage-backed securities that are floating rate, inverse floating rate and variable rate obligations. Municipal Obligations purchased by the Municipal Funds may include floating rate, inverse floating rate and variable rate obligations, including variable rate demand notes issued by industrial development authorities and other governmental entities, as well as participation interests therein. Although variable rate demand notes are frequently not rated by credit rating agencies, a Fund may purchase unrated notes that are determined by the Advisor or the Fund's sub-advisor to be of comparable quality at the time of purchase to rated instruments that may be purchased by the Fund. The absence of an active secondary market could make it difficult for a Fund to dispose of these securities in the event the issuer of the note were to default on its payment obligations, and the Fund could, for this or other reasons, suffer a loss as a result of the default.

Each Fund may also invest in securities representing interests in tax-exempt securities, known as inverse floating obligations or "residual interest bonds," which pay interest rates that vary inversely with changes in the interest rates of specified short-term tax-exempt securities or an index of short-term tax-exempt securities. The interest rates on inverse floating-rate obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline. These securities have the effect of providing a degree of investment leverage. They will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floating-rate obligations and residual interest bonds will generally be more volatile than the market values of fixed-rate tax-exempt securities.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS AND CURRENCY MANAGEMENT. The Equity Funds and Fixed-Income Funds (with the exception of the U.S. Government Securities, Equity Income, Growth & Income Funds and Growth Fund of the Northwest) may, subject to the investment limitations stated elsewhere in this Prospectus and the SAI, engage in foreign currency exchange transactions. Funds that buy and sell securities denominated in currencies other than the U.S. dollar, and receive interest, dividends and sale proceeds in currencies other than the U.S. dollar, may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. These Funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies.

These Funds also may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. These transactions tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of these securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain. In addition, when the Advisor or a Fund's sub-advisor believes that the currency of a specific country may deteriorate against another currency, it may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be less than or equal to the value of the Fund's securities denominated in the less attractive currency. The Fund may also enter into a forward contract to sell a currency which is linked to a currency or currencies in which some or all of the Fund's portfolio securities are or could be denominated, and to buy U.S. dollars. These practices are referred to as "cross hedging" and "proxy hedging."

Forward currency exchange contracts are agreements to exchange one currency for another - for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese yen - at a future date and specified price. Because there is a risk of loss to the Fund if the other party does not complete the transaction, the Advisor or the Fund's sub-advisor will enter into forward currency exchange contracts only with parties approved by the Trusts' Board of Trustees or persons acting pursuant to their direction.

Each of the Funds other than the Money Funds (with the exception of the U.S. Government Securities, Equity Income, Growth & Income Funds and Growth Fund of the Northwest) may invest in securities which are indexed to certain specific foreign currency exchange rates. These securities expose the Funds to the risk of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an exchange rate-related security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular exchange rate-related security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an exchange rate-related security prior to maturity without incurring a significant loss.

While the foregoing actions are intended to protect the Fund from adverse currency movements, there is a risk that currency movements involved will not be properly anticipated, and there can be no assurance that such transactions will be available or that the Funds will use such transactions even if they are available. Use of currency hedging techniques may also be limited by the need to protect the status of the Fund as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

FOREIGN INVESTMENTS. The Money Market, Equity Income, Growth & Income Funds and Growth Fund of the Northwest may invest in securities of foreign issuers if such securities are denominated in U.S. dollars. The High Yield, Income, Short Term Income, Small Cap Stock, Mid Cap Stock and International Growth Funds may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. There are certain risks involved in investing in foreign securities, including those resulting from

- fluctuations in currency exchange rates,

- devaluation of currencies,

- future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions,

- reduced availability of public information concerning issuers, and

- the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies.

Moreover, securities of many foreign companies may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends. The risks associated with foreign securities are generally greater for securities of issuers in emerging markets.

In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains well below that of the New York Stock Exchange. Accordingly, the Funds' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect portfolio liquidity. In buying and selling securities on foreign exchanges, the Funds normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less governmental supervision and regulation of securities exchanges, brokers and issuers in foreign countries than in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies, and the value of the Funds' net assets as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates.

The Equity Funds, the Short Term Income, Income and High Yield Funds may invest in securities of foreign issuers directly or in the form of AMERICAN DEPOSITARY RECEIPTS ("ADRs"), EUROPEAN DEPOSITARY RECEIPTS ("EDRs"), GLOBAL DEPOSITARY RECEIPTS ("GDRs") or other similar securities representing securities of foreign issuers. These securities may not be denominated in the same currency as the securities they represent. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued by a European financial institution evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets.

GEOGRAPHIC CONCENTRATION. Potential investors in the Growth Fund of the Northwest, the Municipal Funds (other than the Tax-Exempt Bond Fund) and the California Money Fund should consider the possibly greater risk arising from the geographic concentration of their investments, as well as the current and past financial condition of California municipal issuers in the case of the Municipal Funds. In addition to factors affecting the state or regional economy, certain California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could result in certain adverse consequences affecting California municipal obligations, respectively. See the SAI for a more detailed description of these risks.

HOLDINGS IN OTHER INVESTMENT COMPANIES. When the Advisor or a Fund's sub-advisor believes that it would be beneficial to the Fund, each of the Tax-Exempt Money Market, California Money, California Insured Intermediate Municipal, California Municipal, Short Term Income, Tax-Exempt Bond, Small Cap Stock, Mid Cap Stock, Growth and International Growth Funds may invest up to 10% of its assets in securities of mutual funds that are not affiliated with the Advisor or the Fund's sub-advisor. As a shareholder in any such mutual fund, the Fund will bear its ratable share of the mutual fund's expenses, including management fees, and will remain subject to the Fund's advisory and administration fees with respect to the assets so invested. In addition, the Growth Fund may invest Fund assets in money market funds affiliated with Janus (its sub-advisor), provided that Janus remits to the Fund the amount of any investment advisory and administrative services fees paid to Janus as the investment manager of the money market fund.

ILLIQUID SECURITIES AND RESTRICTED SECURITIES. Up to 10% of the net assets of each Money Fund and up to 15% of the net assets of every other Fund may be invested in securities that are not readily marketable. Such illiquid securities may include:

- repurchase agreements with maturities greater than seven calendar days;

- time deposits maturing in more than seven calendar days;

- to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon;

- certain over-the-counter options, as described in the SAI;

- certain variable rate demand notes having a demand period of more than seven days; and

- securities which are restricted under federal securities laws with respect to disposition (excluding certain Rule 144A securities, as described below).

Securities which may be resold pursuant to Rule 144A under the Securities Act of 1933, as amended, will not be included for the purposes of these restrictions, so long as such securities meet liquidity guidelines established by the Trusts' Board of Trustees.

Each of the Funds may purchase RESTRICTED SECURITIES (provided such securities are, in the case of the Money Market, Tax-Exempt Money Market, Income, U.S. Government Securities, Tax-Exempt Bond,

Equity Income, Growth & Income and Growth Fund of the Northwest Funds, eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended). Although recent and ongoing developments in the securities markets have resulted in greater trading of restricted securities, making restricted securities, in many instances, more liquid than they once were considered to be, investing in restricted securities could increase the level of illiquidity of the portfolio securities of a Fund. This could make it more difficult for a Fund to fulfill shareholder redemption orders on a timely basis. If a Fund were required to sell these securities on short notice, it might be unable to obtain fair market value.

LENDING OF SECURITIES. Certain of the Funds may lend portfolio securities to brokers and other financial organizations. The Short Term Income, Growth, Small Cap Stock, and International Growth Funds each may lend portfolio securities up to 20% of total assets. The Money Market, U.S. Government Securities, Income, High Yield, Equity Income, Growth & Income and Mid Cap Stock Funds and Growth Fund of the Northwest may lend portfolio securities up to 33% of total assets. These transactions involve a risk of loss to the Fund if the counterparty should fail to return such securities to the Fund upon demand.

LOWER-RATED SECURITIES. The Income, Tax-Exempt Bond, Equity Income, Growth & Income, Growth, Mid Cap Stock and Small Cap Stock Funds may each invest up to 35% of their total assets, in non-investment grade debt securities, sometimes referred to as "junk bonds." The High Yield Fund may invest all of its assets in these securities, and will generally invest at least 65% of its assets in them.

Non-investment-grade debt securities usually entail greater risk (including the possibility of default or bankruptcy of the issuers), generally involve greater price volatility and risk of principal and income, and may be less liquid than higher-rated securities. Both price volatility and illiquidity may make it difficult for a Fund to value or to sell certain of these securities under certain market conditions. These securities are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-rated securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. For further information, see Appendix A to this Prospectus.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The California Insured Intermediate Municipal, California Municipal, Short Term Income, Income, U.S. Government Securities, Equity Income, Growth & Income, Mid Cap Stock, Small Cap Stock and International Growth Funds may invest in GOVERNMENT MORTGAGE-BACKED SECURITIES issued or guaranteed by GNMA, FNMA or FHLMC.

To the extent that a Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and payments and prepayments of principal (which may be made at any time without penalty) will tend to result in the loss of that premium. The yield of a Fund may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the value of mortgage-backed securities will generally fluctuate in response to market interest rates.

The U.S. Government guarantees the timely payment of interest and principal for GNMA certificates. However, the guarantees do not extend to the securities' yield or value, which are likely to vary inversely with fluctuations in interest rates. Also, the guarantees do not extend to the yield or value of the Fund's shares.

Government stripped mortgage-based securities represent beneficial ownership interests in either principal distributions (principal-only securities or "PO strips") or interest distributions (interest-only securities or "IO strips") from government mortgage-backed securities. Investing in government stripped mortgage-backed securities involves the risks normally associated with investing in mortgage-backed securities issued by government entities. In addition, the yields on PO and IO strips are extremely sensitive to prepayments on the underlying mortgage loans. If a decline in the level of prevailing interest rates results in a higher than anticipated rate of principal prepayment, distributions of principal will be accelerated, thereby reducing the yield to maturity on IO strips and increasing the yield to maturity on PO strips. Conversely, if an increase in the level of prevailing interest rates results in a rate of principal prepayments lower than anticipated, distributions of principal will be deferred, thereby increasing the yield to maturity on IO strips and decreasing the yield to maturity on PO strips. Sufficiently high prepayment rates could result in the Fund losing some or all of its initial investment in an IO strip. The Funds will acquire government stripped mortgage-backed securities only if a liquid secondary market for the securities exists at the time of acquisition. However, there can be no assurance that the Funds will be able to effect a trade of a government stripped mortgage-backed security at a time when it wishes to do so.

In addition, the Short Term Income, Income, Equity Income, Growth & Income and Mid Cap Stock Funds may invest in commercial mortgage-backed securities, which are similar to government mortgage-backed securities, except that they are not issued or guaranteed by governmental entities. Commercial mortgage-backed securities include collateralized mortgage obligations and real estate mortgage investment conduits ("REMICs"). While commercial mortgage-backed securities are generally structured with one or more types of credit enhancement, and often have high credit ratings, they lack the credit status of a governmental agency or instrumentality.

The Money Market, Tax-Exempt Money Market, Short Term Income, Income, Equity Income, Mid Cap Stock, Small Cap Stock and High Yield Funds may purchase ASSET-BACKED SECURITIES. These Funds will not invest more than 10% of their total assets in asset-backed securities, except that the Short Term Income Fund may invest up to 25% of its total assets in such securities. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, including home equity loans, and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

MUNICIPAL OBLIGATIONS, LEASES AND AMT-SUBJECT BONDS. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer's full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

The Tax-Exempt Money Market, California Money and California Insured Intermediate Municipal Funds may acquire participations in lease obligations or installment purchase contract obligations (collectively, "lease obligations") of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged. Certain of these lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, the Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

"AMT-Subject Bonds" are Municipal Obligations issued to finance certain "private activities," such as bonds used to finance airports, housing projects, student loan programs and water and sewer projects. Interest on AMT-Subject Bonds is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. See "Dividends, Capital Gains and Taxes" for a discussion of the tax consequences of investing in AMT-Subject Bonds.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the Fund to purchase sufficient amounts of tax-exempt securities.

REAL ESTATE INVESTMENT TRUSTS. The Income, High Yield, Equity Income, Growth & Income, Mid Cap Stock Funds and the Growth Fund of the Northwest may invest in real estate investment trusts, known as "REITs." REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon manage-ment skills, are not diversified, are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

REPURCHASE AGREEMENTS. All of the Funds may invest in repurchase agreements, which are purchases of underlying debt obligations from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase the obligations at an established time and price. Repurchase agreements can be regarded as loans to the seller, collateralized by the securities that are the subject of the agreement. Default by the seller would expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Fund may be delayed or limited in its ability to sell the collateral. The Tax-Exempt Money Market and California Money Funds' investments in repurchase agreements are limited by their restrictions on investment in taxable instruments. Pursuant to an exemptive order granted by the SEC, the Funds may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in repurchase agreements or other money market instruments, and the proceeds are allocated to the participating funds on a pro rata basis.

STAND-BY COMMITMENTS. The California Money, Tax-Exempt Money Market and the Municipal Funds may acquire "stand-by commitments" with respect to Municipal Obligations held in their portfolios. Under a stand-by commitment, a dealer agrees to purchase, at a Fund's option, specified Municipal Obligations at a specified price. A Fund may pay for stand-by commitments either separately in cash or by paying a higher price for the securities acquired with the commitment, thus increasing the cost of the securities and reducing the yield otherwise available from them. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.

STRATEGIC TRANSACTIONS. Subject to the investment limitations and restrictions stated elsewhere in this Prospectus and the SAI, each of the Funds and Portfolios except the Money Funds may utilize various investment strategies as described below to hedge various market risks, to manage the effective maturity or duration of fixed-income securities or for other bona fide hedging purposes. Utilizing these investment strategies, the Portfolio or Fund may purchase and sell, exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments. It may also purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures. The Funds may write (sell) covered call options as well. A call option is "covered" if the Fund owns the security underlying the option it has written or it maintains enough cash, cash equivalents or liquid securities to purchase the underlying security. All the above are collectively referred to as "Strategic Transactions."

Strategic Transactions may be used

- to attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations,

- to protect the Fund's unrealized gains in the value of its portfolio securities,

- to facilitate the sale of such securities for investment purposes,

- to manage the effective maturity or duration of the Fund's portfolio, or

- to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities.

Some Strategic Transactions may also be used to seek potentially higher returns. Any or all of these investment techniques may be used at any time, as the use of any Strategic Transaction is a function of numerous variables including market conditions.

The use of Strategic Transactions involves special considerations and risks; for example,

- the ability of the Fund to utilize Strategic Transactions successfully will depend on the ability of the Advisor or the sub-advisor to predict pertinent market movements,

- the risk that the other party to a Strategic Transaction will fail to meet its obligations to the Fund,

- the risk that the Fund will be unable to close out a Strategic Transaction at a time when it would otherwise do so, due to the illiquidity of the Strategic Transaction, and

- the risk of imperfect correlation, or even no correlation, between price movements of Strategic Transactions and price movements of the related portfolio positions.

Strategic Transactions can reduce opportunity for gain by offsetting the positive effect of favorable price movements in the related portfolio positions.

U.S. GOVERNMENT SECURITIES. All of the Funds may invest in U.S. Government securities, which include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes and bonds) and obligations issued or guaranteed by U.S. Government agencies or instrumentalities. Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government (such as GNMA bonds), others are backed only by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks) and still others are backed only by the credit of the instrumentality (such as FNMA and FHLMC bonds).

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DELAYED-DELIVERY
TRANSACTIONS. In order to secure yields or prices deemed advantageous at the time, the Funds may purchase or sell securities on a when-issued or a delayed-delivery basis. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the securities are actually delivered to the Fund. Similarly, the sale of securities for delayed-delivery can involve the risk that the prices available in the market when delivery is made may actually be higher than those obtained in the transaction itself. The California Money Fund and the Municipal Funds may purchase Municipal Obligations offered on a "forward commitment" basis.

When-issued Municipal Obligations may include bonds purchased on a "when, as and if issued" basis, under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a proposed financing by appropriate municipal authorities. No when-issued or forward commitments will be made by the California Money Fund or any Municipal Fund if, as a result, more than 20% of the value of the Fund's total assets would be committed to such transactions. A significant commitment of a Fund's assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's NAV.

PORTFOLIO TRANSACTIONS AND TURNOVER. Each Fund's turnover rate varies from year to year, depending on market conditions and investment strategies. High turnover rates increase transaction costs and may increase taxable capital gains. Historical portfolio turnover rates for each Fund are shown under "Financial Highlights" in this Prospectus. The Advisor and the sub-advisors will not consider a Funds portfolio turnover rate to be a limiting factor in making investment decisions consistent with the Fund's investment objectives and policies.

                          WAYS TO SET UP YOUR ACCOUNT

- Individual or Joint Account
  Individual accounts are owned by one person. Two types of joint accounts (having two or more owners) can be opened:

  1) in a "joint tenancy" account, the surviving owner(s) automatically receive(s) the shares of any owner(s) who die(s); and

  2) in a "tenants in common" account, the heir(s) of any deceased owner receive(s) such owner's shares, rather than the surviving owners of the joint account.

- Retirement
  Retirement plans protect investment income and capital gains from current taxes. Contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.

   - TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS("IRAs") If you are of legal age and under 70 1/2 years old, you and your spouse may each invest up to $2,000 of earned income in a Traditional IRA. Depending upon your income level and other factors, all or some of your contribution may be tax deductible. Contributions for the prior year must be received by April 15 of the current year. For further information, read IRS publication 590 or consult your tax or investment advisor.

   - ROTH IRAs If you are of legal age with AGI not exceeding $110,000 (or $160,000 if married and filing jointly) you and your spouse may each protect up to $2,000 of earned income on a non-deductible basis (subject to certain limitations for single persons with AGI equal to or greater than $95,000 and married persons who file jointly with AGI equal to or greater than $150,000) per tax year from certain tax effects. Contributions for the prior year must be received by April 15 of the current year. For further information, read IRS publication 590 or consult your tax or investment advisor.

   - ROLLOVER IRAs You may transfer money from certain employer-sponsored retirement plans and keep your tax benefits (often happens when you change employers).

   - SIMPLIFIED EMPLOYEE PENSION PLANS ("SEP-IRAs") If you own a small business or are self-employed, you and your eligible employees could get many of the same advantages as a Keogh, but with fewer administrative requirements.

- Gifts or Transfers to a Minor Child
  ("UGMA" or "UTMA")
  You can give money to a child and obtain certain tax benefits. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA). Each account may only have one custodian and one minor.

- Trust
  You can use a Trust for many purposes, including charitable contributions and providing a regular income for a child until a certain age. The trust must be established before an account can be opened.

- Corporation or Other Organization
  Corporations, associations, partnerships, institutions, or other groups may invest for many purposes.

                       HOW CAN I INVEST IN THE PORTFOLIOS
                                   AND FUNDS?

                                           TO OPEN AN ACCOUNT:                 TO ADD TO AN ACCOUNT:
                                       (MINIMUM $1,000 PER FUND*)            (MINIMUM $50 PER FUND**)
---------------------------------------------------------------------------------------------------------
- By Phone -- 800-222-5852           Exchange from another Portfolio      Exchange from another Portfolio
                                     or Fund account with the same        or Fund account with the same
                                     registration, including name,        registration, including name,
                                     address, and taxpayer ID number      address, and taxpayer ID
                                     (social security number for an       number. If you have previously
                                     individual).                         established bank information
                                                                          for electronic funds transfer,
                                     Call WM Shareholder Services at      you may purchase additional
                                     800-222-5852. (5:00 a.m. to          shares by phone.
                                     6:00 p.m., Pacific Time/8:00
                                     a.m. to 9:00 p.m., Eastern           Call WM Shareholder Services at
                                     Time, Monday through Friday and      800-222-5852
                                     6:00 a.m. to 3:00 p.m., Pacific
                                     Time/9:00 a.m. to 6:00 p.m.,
                                     Eastern Time, on Saturdays)
---------------------------------------------------------------------------------------------------------
- By Mail                            Complete and sign the                Make your check payable to the
                                     application. Make your check or      WM Group of Funds. Any check
                                     negotiable bank draft payable        (not payable to WM Group of
                                     to the WM Group of Funds. Any        Funds) may be rejected.
                                     check (not payable to WM Group       Indicate your account number on
                                     of Funds) may be rejected.***        your check. Include the "next
                                                                          investment" stub from your
                                     Mail the completed application       previous account statement.
                                     form and check to:                   Mail the check and stub to the
                                                                          address printed on your account
                                     THE WM GROUP OF FUNDS                statement.***
                                     P.O. BOX 9757
                                     PROVIDENCE, RI 02940-9757            Exchange by mail: call
                                                                          800-222-5852 for instructions
---------------------------------------------------------------------------------------------------------
- By Wire                            1) Telephone WM Shareholder          Instruct your bank/financial
                                     Services for an application          institution to wire Federal
                                     form and instructions.               Funds as described at left
                                                                          under paragraph 2.
                                     2) Instruct your bank to wire
                                     Federal Funds exactly as
                                     follows:
                                     BOSTON SAFE DEPOSIT AND TRUST
                                     BOSTON, MA
                                     ABA# 011-001234
                                     FOR CREDIT TO:
                                     THE WM GROUP OF FUNDS
                                     ACCOUNT #167053
                                     (FUND NAME AND CLASS OF SHARES)
                                     (CUSTOMER'S NAME)
                                     (CUSTOMER'S SOCIAL SECURITY
                                     NUMBER)
                                     3) Mail the completed
                                     application form to:
                                     THE WM GROUP OF FUNDS
                                     P.O. BOX 9757
                                     PROVIDENCE, RI 02940-9757

                       HOW CAN I INVEST IN THE PORTFOLIOS
                               AND FUNDS? (CONT.)

                                           TO OPEN AN ACCOUNT:
                                       (MINIMUM $50 FOR AUTOMATIC              TO ADD TO AN ACCOUNT:
                                            INVESTMENT PLANS)                (MINIMUM $50 per fund**)
---------------------------------------------------------------------------------------------------------
- Automatic Investment Plan          1) Obtain and complete an            Pre-authorized periodic
                                     application form.                    (weekly, bi-monthly, or
  (Minimum New Account amount                                             monthly) investments will be
  $50+)                              2) Attach a voided check or          processed automatically.
                                     deposit slip from the bank
                                     account you would like the
                                     investments transferred from
                                     and indicate either the day of
                                     the week or day(s) of the month
                                     when the purchase would occur.
                                     3) Mail the application and
                                     check to the address listed
                                     above.***
---------------------------------------------------------------------------------------------------------

  * $10,000 for each Portfolio and $2,000 for IRA accounts investing in a Portfolio.
 ** $100 for each Portfolio.
*** Payment of redemption proceeds for shares purchased by check, negotiable bank draft or by Automated Clearing House transfer may be delayed for up to 15 days after purchase. See page 57 for additional information.
  + $1,000 for the Portfolios.

                     WHICH CLASS OF SHARES IS BEST FOR ME?

This prospectus offers you a choice of two classes of fund shares: Class A and Class B. The next several pages will expand upon the "Fees and Expenses" section (pages 30 - 33) to help you determine which class of shares is best for you. This will depend upon a number of factors, including the amount you plan to invest and how long you plan to hold your shares.

CLASS A SHARES

The offering price for Class A shares of the Non-Money Funds is the NAV next calculated after receipt of a properly completed purchase order, plus an initial sales charge as shown in the table below. Sales charges may be reduced or waived as discussed following the table. The final column in each table indicates what dealers receive for selling Class A shares.

---------------------------------------------------------------------------------------------
                                                                 -Equity Funds
                                                              -Strategic Growth,
                                                             Conservative Growth,
                                                           Balanced and Conservative
                                                              Balanced Portfolios
         ------------------------------------------------------------------------------------
                                                                                   REALLOWED
                                                          SALES CHARGE            TO DEALERS
         ------------------------------------------------------------------------------------
                                                  Percentage     Percentage of    Percentage
                                                  of Offering     Net Amount      of Offering
             Purchase of Class A Shares              Price         Invested          Price
         ------------------------------------------------------------------------------------
         Less than $50,000                           5.50%            5.82%          4.75%
         ------------------------------------------------------------------------------------
         $50,000 but less than $100,000              4.75             4.99           4.00
         ------------------------------------------------------------------------------------
         $100,000 but less than $250,000             3.75             3.90           3.00
         ------------------------------------------------------------------------------------
         $250,000 but less than $500,000             3.00             3.09           2.50
         ------------------------------------------------------------------------------------
         $500,000 but less than $1,000,000           2.00             2.04           1.75
         ------------------------------------------------------------------------------------
         $1,000,000 or more*                          .00              .00            .00
         ------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

-------------------------------------------  -----------------------------------------------------

                                                         -Fixed-Income Funds
                                                 (other than Short Term Income Fund)
                                                          -Municipal Funds
                                                     -Flexible Income Portfolio
         ----------------------------------  -------------------------------------------------
                                                                              REALLOWED
                                                     SALES CHARGE            TO DEALERS
         ----------------------------------  -------------------------------------------------
                                             Percentage     Percentage of    Percentage
                                             of Offering     Net Amount      of Offering
             Purchase of Class A Shares         Price         Invested          Price
         ----------------------------------  -------------------------------------------------
         Less than $50,000                      4.50%           4.71%           4.00%
         ------------------------------------------------------------------------------------
         $50,000 but less than $100,000         4.00            4.17            3.50
         ------------------------------------------------------------------------------------
         $100,000 but less than $250,000        3.50            3.63            3.00
         ------------------------------------------------------------------------------------
         $250,000 but less than $500,000        2.50            2.56            2.00
         ------------------------------------------------------------------------------------
         $500,000 but less than $1,000,000      2.00            2.04            1.75
         ------------------------------------------------------------------------------------
         $1,000,000 or more*                     .00             .00             .00
         ------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                            -Short Term Income Fund
         ------------------------------------------------------------------------------------
                                                                                   REALLOWED
                                                          SALES CHARGE            TO DEALERS
         ------------------------------------------------------------------------------------
                                                  Percentage     Percentage of    Percentage
                                                  of Offering     Net Amount      of Offering
             Purchase of Class A Shares              Price         Invested          Price
         ------------------------------------------------------------------------------------
         Less than $50,000                           3.50%            3.63%          3.00%
         ------------------------------------------------------------------------------------
         $50,000 but less than $100,000              3.00             3.09           2.50
         ------------------------------------------------------------------------------------
         $100,000 but less than $250,000             2.50             2.56           2.00
         ------------------------------------------------------------------------------------
         $250,000 but less than $500,000             2.25             2.30           2.00
         ------------------------------------------------------------------------------------
         $500,000 but less than $1,000,000           2.00             2.04           1.75
         ------------------------------------------------------------------------------------
         $1,000,000 or more*                          .00              .00            .00
         ------------------------------------------------------------------------------------


* See "net asset value purchases" below.

Example: An investor considers putting $1,000 into an Equity Fund's Class A shares. Based on the first column in the above table, 5.50% of the $1,000 would pay for a sales charge. The charge would be $55.00, which is 5.82% of the net investment of $945.00, as the next column shows. The dealer selling the shares would be paid $47.50 of the $55.00, which is 4.75% of $1,000, as the last column shows.

CUMULATIVE DISCOUNT. This allows your current purchases to qualify for the foregoing discounts by including the value of shares of the Portfolios and Funds that were purchased subject to an initial or contingent deferred sales charge. The discount will be based on current market value. An individual, his or her spouse and/or minor children and trustees purchasing for single fiduciary accounts are eligible for this discount. It is the responsibility of the shareholder at the time of purchase to inform WM Group of Funds that the cumulative discount applies.

LETTER OF INTENT. This discount is for purchases made over an extended period. It provides you with a cumulative discount on the same basis as explained in the previous paragraph if the following conditions are met: Purchases of Class A shares must be made within a 13-month period that begins no earlier than 90 days before the submission of a letter of intent from the investor to the Funds. For more information about this discount, please contact Shareholder Services or your Investment Representative.

REINVESTMENT. You can reinvest redemption proceeds of Class A shares that were subject to a sales charge when first purchased in other Class A shares within 120 days without incurring another initial sales charge. You can also reinvest any redemption proceeds of Class B shares that were subject to a contingent deferred sales charge in Class A shares within 120 days without incurring an initial sales charge. It is the responsibility of the shareholder at the time of purchase to inform WM Group of Funds that the 120-day reinvestment option applies.

NET ASSET VALUE PURCHASES. There is no initial sales charge on Class A purchases of $1 million or more, but such purchases are generally subject to a contingent deferred sales charge of 1.00% if you redeem them during the first year after purchase or .50% if you redeem them during the second year after purchase.

Qualified employee benefit plans that have more than 100 participants investing in the plan or that have more than $500,000 invested in the Portfolios and Funds may purchase shares without an initial sales charge. However, a contingent deferred sales charge of 1% may be imposed on the amount that was invested through such a plan in Class A shares and that is redeemed (1) if, within the first two years after the plan's initial investment in the Portfolios or Funds, the named fiduciary of the plan withdraws the plan from investing in the Portfolios and Funds in a manner that causes all shares held by the plan's participants to be redeemed; or (2) by a plan participant within two years of the plan participant's purchase of such Class A shares. The contingent deferred sales charge will be waived on redemptions in connection with certain involuntary distributions, including distributions arising out of the death or post-purchase disability of a shareholder (including one who owns the shares as joint tenant).

Class A shares may be purchased at net asset value, by officers, directors and employees of the Advisor or its affiliates, or companies which have entered into selling agreements with the Distributor, and to children, step-children, and parents of such individuals. The Portfolios and Funds may also offer their shares at net asset value to certain retirement plans; to investors who purchase shares with the proceeds of redemptions of shares of other mutual funds advised by WM Advisors or its affiliates within five business days of such redemptions; to investors who purchase shares with the proceeds of redemptions of shares of other mutual funds on which they paid an initial or deferred sales charge within 15 days and whose broker, dealer or registered investment adviser has entered into an agreement with the Distributor specifically providing for such net asset value purchases; and to brokers, dealers or registered investment advisors who have entered into arrangements with the Distributor providing specifically for the shares to be used in particular investment products made available to their clients for which they may charge a separate fee. No sales charge will be assessed on a purchase by any other investment company in connection with the combination of such company with the Trust by merger, acquisition of assets or otherwise. The Distributor will pay authorized dealers commissions on certain net asset value purchases as described in the SAI.

EACH PORTFOLIO AND FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES OF ANY CLASS OF ANY PORTFOLIO OR FUND AT ANY TIME. Each Portfolio and Fund also reserves the right to reject any specific purchase order, including purchases by exchange.

CONSULT AN INVESTMENT REPRESENTATIVE OR SEE THE SAI IF YOU THINK YOU MAY QUALIFY FOR ANY OF THESE PURCHASE PLANS. YOU MUST NOTIFY THE PORTFOLIO OR FUND AT THE TIME OF PURCHASE WHENEVER A REDUCED SALES CHARGE OR NET ASSET VALUE PURCHASE APPLIES.

CLASS B SHARES

Class B shares are offered at the NAV next calculated after receipt of a properly completed purchase order, without an initial sales charge. The entire amount of the purchase price is invested in the Fund selected. However, Class B shares have higher distribution and service fees than Class A shares for eight years. Also, if you redeem Class B shares within five years of purchase (four years in the case of Class B shares of the Short Term Income Fund), you generally must pay a contingent deferred sales charge.

The proceeds from any contingent deferred sales charges are paid to the Distributor to defray expenses for providing distribution services for Class B shares. Examples of such expenses include compensation to salespeople and selected dealers. The Distributor currently pays authorized dealers commissions of 4.00% of the price of Class B shares sold by them (3.00% for Class B shares of the Short Term Income Fund).

CONTINGENT DEFERRED SALES CHARGE (CDSC). Class B shares redeemed within five years of purchase are subject to a contingent deferred sales charge according to the following schedule. Class B shares purchased by exchange will be subject to a contingent deferred sales charge using the schedule of the Fund originally purchased. Shares purchased through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge.

Class B shares of all Funds (except for the Short Term Income Fund) and Class B shares of all Portfolios:

                  YEAR OF
                 REDEMPTION                        Contingent
               AFTER PURCHASE                 Deferred Sales Charge
-------------------------------------------------------------------
First.......................................          5.00%
Second......................................          4.00%
Third.......................................          3.00%
Fourth......................................          2.00%
Fifth.......................................          1.00%
Sixth and following.........................          0.00%

Class B shares of the Short Term Income Fund:

                 YEAR OF
                REDEMPTION                         Contingent
              AFTER PURCHASE                  Deferred Sales Charge
-------------------------------------------------------------------
First.....................................            4.00%
Second....................................            3.00%
Third.....................................            2.00%
Fourth....................................            1.00%
Fifth and following.......................            0.00%

Class B shares of certain Funds purchased prior to March 20, 1998, may be subject to a different contingent deferred sales charge schedule, as described in the SAI.

The contingent deferred sales charge is calculated by applying the above percentages to the lesser of (1) the NAV of the redeemed shares at the time they were purchased or (2) the NAV of the redeemed shares at the time of redemption. This means that no contingent deferred sales charge will be charged on any NAV increases above the initial purchase price. Shares are redeemed in the order that results in the lowest possible rate being charged. Accordingly, they will be redeemed first from shares purchased through reinvested dividends or capital gain distributions and then in the order of purchase.

Here is an example:

An investor purchases 100 Class B shares at $10 per share -- for a total cost of $1,000. In the second year after the purchase, the NAV has risen to $12 per share, and the investor has acquired 10 more shares through dividend reinvestment.

At that time, the investor decides to make the first redemption. The transaction includes 50 shares at $12 per share -- for a total of $600.

The first 10 shares to be redeemed will not be subject to any charge because of the 10 shares received from dividend reinvestment.

As for the other 40 shares, the charge will be applied only to the original cost of $10 per share. The NAV increase of $2 per share will not be considered. As a result, $400 of the redemption proceeds (40 X $10) will be charged a rate of 4%, which is the second-year rate shown in the table above. The resulting sales charge will be 4% X $400, which will be $16.

The contingent deferred sales charge may be waived for redemptions of Class B shares under these circumstances:

- Following the death or post-purchase disability of a shareholder, as defined in Section 72(m)(7) of the Code;

- In connection with distributions (other than transfers of assets) from an IRA or other retirement plan made to shareholders over age 59 1/2 (70 1/2 in the case of Class B shares of certain Funds purchased prior to March 20, 1998 as described in the SAI);

- According to a systematic withdrawal plan -- but limited to 12% annually of the value of the Fund at the time the systematic withdrawal plan is established; and

- In connection with the involuntary liquidation by the Portfolio or Fund of a shareholder's account such as described under "How to Sell Shares."

YOU MUST NOTIFY THE PORTFOLIO OR FUND WHENEVER YOU ARE ENTITLED TO A WAIVER OR REIMBURSEMENT OF CDSC.

CONVERSION FEATURE. Class B shares that remain outstanding for eight years will generally convert to Class A shares of the same Portfolio or Fund based on the relative NAVs at the time of conversion.

DISTRIBUTION PLANS

Each of the Funds has adopted distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A and Class B and shares of the Fund (each, a "Rule 12b-1 Plan"), respectively. The Tax-Exempt Money Market and California Money Funds currently offer only Class A shares. Under the applicable Rule 12b-1 Plans, WM Funds Distributor, Inc., referred to as the Distributor in this Prospectus, receives a service fee at an annual rate of 0.25% of the average daily net assets of each class. In addition, the Distributor is paid a fee as compensation in connection with the offering and sale of Class B shares at an annual rate of 0.75% of the average daily net assets of such shares.

The Distributor may, from time to time, pay to other dealers, in connection with retail sales or the distribution of shares of a Portfolio or Fund, material compensation in the form of merchandise or trips. Salespersons, including representatives of WM Financial Services, Inc. (a subsidiary of Washington Mutual), and any other person entitled to receive any compensation for selling or servicing Portfolio or Fund shares may receive different compensation with respect to one particular class of shares over another, and may receive additional compensation or other incentives for selling Portfolio or Fund shares.

DISTRIBUTION OF INCOME AND CAPITAL GAINS

The Portfolios and Funds distribute dividends from net investment income (which is essentially interest and dividends earned from owning securities, minus expenses). They also make capital gain distributions if realized gains from the sale of securities exceed realized losses. The amount of dividends of net investment income and distributions of net realized long- and short-term capital gains payable to shareholders will be determined separately for each Portfolio or Fund. Dividends from the net investment income of the Money, Fixed-Income and Municipal Funds and the Balanced, Conservative Balanced and Flexible Income Portfolios will normally be declared daily and paid monthly. Dividends from the net investment income of the Equity Income and Growth & Income Funds and the Conservative Growth Portfolio will normally be declared and paid quarterly. Dividends from the net investment income of the Growth Fund and the Strategic Growth Portfolio will normally be declared and paid semiannually. Dividends from the net investment income of the Growth Fund of the Northwest and the Mid Cap Stock, Small Cap Stock and International Growth Funds will normally be declared and paid annually. Except as otherwise specified, the Portfolios and Funds distribute capital gains, if any, at least annually, normally in December.

You have three choices regarding what you do with dividends and capital gain distributions. You can make your choice at the time of your initial purchase or by contacting the Funds' offices or your investment representative. The options include:

AUTOMATIC REINVESTMENT. This procedure is automatically effective unless you choose another option. All dividends and capital gain distributions are reinvested into additional shares of the Portfolio or Fund.

REINVESTMENT OF DIVIDENDS IN ANOTHER PORTFOLIO OR FUND. Income dividends may be automatically invested in the same class of shares of another Portfolio or Fund, provided that Portfolio or Fund is available for sale in your state of residence.

CASH PAYMENT OF ALL DISTRIBUTIONS. All dividends and capital gain distributions are deposited to your pre-authorized bank account or paid by check.

Reinvestments of income dividends and capital gain distributions are made at the closing NAV on the day dividends or distributions are deducted from the Fund's assets.

If you've chosen to receive dividends or capital gain distributions in cash and your check is returned as undeliverable, the Portfolios and Funds reserve the right (but are not obligated) to reinvest your check at the then-current NAV and to automatically reinvest subsequent dividends and capital gain distributions in your account. The Portfolios and Funds may also automatically reinvest dividends or distributions of $10 or less.

HOW CAN I SELL MY SHARES?

You may redeem shares at any time in the following ways. The price paid per share will be the NAV next calculated after receipt of a properly completed redemption request (less any applicable CDSC).

TELEPHONE. You may authorize telephone transactions on your account application. Provided you have pre-authorized these transactions, you may redeem or exchange shares by telephoning 800-222-5852. Telephone transaction privileges may be restricted and generally, redemptions will not be allowed for amounts totalling more than $50,000 per fund in a given day. You may also request these transactions through your investment representative. Proceeds may be directed to a pre-authorized bank or broker account or to the address of record for the account.

It may be difficult to reach the Trusts' offices by telephone during periods of unusual economic or market activity. Please be persistent if this occurs. The Portfolios' and Funds' transfer agent is committed to extending its 5:00 a.m. to 6:00 p.m. Pacific time business hours during such periods.

WRITTEN REQUEST. You may also redeem shares by writing the Trusts' offices. Written requests, including requests for redemptions exceeding $50,000, may require a signature guarantee, as described below, and the return of any outstanding share certificates. Changes in pre-authorized redemption instructions or your account registration may also require signature guarantees of all registered owners. For your protection, the signature(s) must be guaranteed by eligible guarantor institutions which includes banks, credit unions, broker dealers, national securities exchanges, savings institutions as well as medallion signature guarantee. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

PROMPT PAYMENT. Payment normally will be made on the next business day after redemption, but no later than seven days after the transaction, unless you recently purchased Fund shares by check or Automated Clearing House transfer. In that case, redemption proceeds may be delayed for up to 15 days after the purchase transaction, to allow for the collection of funds. Under unusual circumstance, the Fund may suspend redemptions or postpone payment for seven days as permitted by federal securities laws. Redemption proceeds will be sent by check or Automated Clearing House transfer to your bank account without charge. Wire redemption proceeds may be subject to a $10 fee. The receiving bank may also charge a fee.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders may choose to receive specific cash withdrawals of at least $50 on a periodic basis. A $5,000 minimum balance in the applicable Fund or $10,000 in the applicable Portfolio is required to establish a systematic withdrawal plan (the minimum balance requirement is waived for IRA accounts). Shares of the Portfolio or Fund will be redeemed to provide the requested payment. Naturally, withdrawals that continually exceed dividend income and capital gains will eventually exhaust the account. Class B shareholders may use a systematic withdrawal plan to redeem up to 12% of the Fund beginning balance annually, without incurring a contingent deferred sales charge. The beginning balance is the Fund balance at the time the systematic withdrawal plan is established.

OTHER CONSIDERATIONS. It is costly to maintain small accounts. Accordingly, an account may be closed after 60 days' written notice if the value in an individual Portfolio or Fund falls below a minimum (currently $10,000 for the Portfolios and $1,000 for the Funds or, in the case of an IRA account, $2,000 for the Portfolios and $1,000 for the Funds). Accounts will not be closed if they fall below the minimum solely because of declines in market value. Shares will be redeemed at the next calculated NAV, less any applicable CDSC, on the day the account is closed. To prevent an account closure, you may purchase shares to bring your account balance above the minimum or initiate an automatic investment plan during the 60-day grace period.

IRAs AND OTHER TAX-SHELTERED RETIREMENT PLANS

Shares of the Portfolios or Funds may be appropriate for many retirement plans, including IRAs. Retirement plan contributions are tax deductible in some cases, and earnings compound on a tax-deferred and, in some cases, on a tax-free basis until withdrawn.

Information about IRAs and other qualified retirement plans is available from the Trusts' offices or your Investment Representative.

HOW CAN I EXCHANGE MY SHARES?

You may exchange shares of any of the Portfolios or Funds for shares of the same class of any other of the Portfolios or Funds. Exchanges of shares are sales and may result in a gain or loss for income tax purposes.

Exchanges are made at the relative NAVs of the shares being exchanged. No additional sales charge will be incurred when exchanging shares from a Fund which imposes an initial or contingent deferred sales charge. Any contingent deferred sales charge on the subsequent sale of shares acquired by exchange will be based on the contingent deferred sales charge schedule of the Fund from which the shares were initially purchased. Shares exchanged from a Money Fund will be subject to the acquired Fund's sales charge unless the shares given in exchange were previously exchanged from a Fund that imposes an initial or contingent deferred sales charge.

All exchanges are subject to the minimum investment requirements of the Portfolio or Fund being acquired and to its availability for sale in your state of residence. You may arrange for automatic monthly exchanges. The Portfolios and Funds reserve the right to refuse any order for the purchase of shares, including those by exchange. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Portfolio or Fund and, consequently, may be disallowed.

DIVIDENDS, CAPITAL GAINS AND TAXES

Each Portfolio and Fund will distribute substantially all of its net investment income and net realized capital gain on a current basis.

You are responsible for federal income tax (and state and local income taxes, if applicable) on dividends and capital gain distributions. This is true whether such dividends or distributions are paid in cash or reinvested in additional shares.

Generally, dividends paid by the Portfolios and Funds from interest, dividends or net short-term capital gains will be taxed as ordinary income. Distributions designated by the Portfolio or Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 20% tax rate), regardless of how long you have held your shares.

A dividend or distribution made shortly after the purchase of shares of a Portfolio or Fund by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him or her as described above.

Because of tax law requirements, you must provide the Trusts an accurate and certified taxpayer identification number (for individuals, a Social Security number) to avoid the 31% "back-up" withholding tax.

Early in each calendar year each Portfolio and Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

A Portfolio's use of a fund-of-funds structure could affect the amount, timing and character of distributions to shareholders. See "Taxes" in the Statement of Additional Information.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE MUNICIPAL FUNDS, TAX-EXEMPT MONEY MARKET FUND, CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND AND CALIFORNIA MONEY FUNDS. Distributions designated as "exempt-interest dividends" by any of the Municipal Funds, the Tax-Exempt Money Market Fund or the California Money Fund are not generally subject to federal income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the fund may have on the federal taxation of your benefits. In addition, an investment in the Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE CALIFORNIA MONEY, CALIFORNIA MUNIC-

IPAL, AND CALIFORNIA INSURED INTERMEDIATE FUNDS. A portion of the dividends paid by the California Money Fund, California Municipal Fund and the California Insured Intermediate Municipal Fund will be exempt from California State personal income tax, but not from California State franchise tax or California State corporate income tax. Corporate taxpayers should consult their tax advisor concerning the California state tax treatment of investments in these funds.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE INTERNATIONAL GROWTH
FUND. The International Growth Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

THE INFORMATION CONTAINED IN THIS PROSPECTUS IS NOT A COMPLETE DESCRIPTION OF THE FEDERAL, STATE OR LOCAL TAX CONSEQUENCES OF INVESTING IN THE PORTFOLIOS OR FUNDS. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE INVESTING IN THE PORTFOLIOS OR FUNDS.

                                  ORGANIZATION

HOW NAV IS DETERMINED

Investment securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method that the Board of Trustees believes accurately reflects fair value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the Funds' NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Funds' shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Funds' foreign investments occur between the closed foreign markets and the close of regular trading on the New York Stock Exchange, those investments may be valued at their fair value. The NAVs are determined at the end of each business day of the New York Stock Exchange or at 1:00 p.m. Pacific time, whichever is earlier.

ADVISOR AND SUB-ADVISORS

The Portfolios and Funds are managed by WM Advisors, Inc., which is referred to as the Advisor in this Prospectus. The Advisor's address is 1201 Third Avenue, 22nd Floor, Seattle, Washington 98101. The Advisor has delegated portfolio management responsibilities in respect of the Growth, International Growth, California Municipal, California Insured Intermediate Municipal and Tax-Exempt Bond Funds, to a sub-advisor. Each Portfolio and Fund may, to the extent permitted under the 1940 Act, place portfolio transactions with (and pay brokerage commissions to) affiliates of the Advisor and the sub-advisors to the Funds indicated below. For more information see the SAI.

The Advisor has been in the business of investment management since 1944. Its responsibilities include formulating each Portfolio's and Fund's investment policies (subject to the terms of this Prospectus), analyzing economic trends, directing and evaluating the investment services provided by the sub-advisors and monitoring each Portfolio's or Fund's investment performance and reporting to the Board of Trustees, as well as providing certain administrative services to the Portfolios and Funds. In connection with its service as investment advisor to each Portfolio and Fund, the Advisor may engage one or more sub-advisors to provide investment advisory services to any of the Portfolios or Funds and may change or eliminate any such sub-advisor if it deems such action to be in the best interests of a Portfolio or Fund and its shareholders. Where the Advisor has not delegated such duties to a sub-advisor, it is responsible for managing the investment and reinvestment of the Portfolio's or Fund's assets. The Advisor is an indirect wholly owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company.

The following organizations, under the supervision of the Advisor, act as sub-advisors to the Funds indicated below, and are responsible for continuously reviewing, supervising and administering such Funds' respective investment programs:

JANUS, 100 Fillmore Street, Denver, Colorado 80206, acts as sub-advisor to the Growth Fund. Janus is an indirectly majority owned subsidiary of Stilwell Financial, Inc., a publicly traded holding company with principal operations in financial asset management businesses. Janus has been providing investment advice to mutual funds or other large institutional clients since 1970. As of December 31, 1999, Janus' assets under management were in excess of $248 billion.

VAN KAMPEN, One Parkview Plaza, Oakbrook, Illinois 60181, acts as sub-advisor to the California Municipal, California Insured Intermediate Municipal, and Tax-Exempt Bond Funds. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., a publicly held global financial services company. Van Kampen provides investment advice to a wide variety of individual, institutional and investment company clients and, together with its affiliates, had aggregate assets under management or supervision, as of December 31, 1999, of more than $64 billion.

CAPITAL GUARDIAN TRUST COMPANY, 333 South Hope Street, Los Angeles, CA 90071, acts as sub-advisor to the International Growth Fund. Capital Guardian is a wholly-owned subsidiary of Capital Group International, Inc. ("CGI"), which is in turn owned by The Capital Group Companies, Inc. ("CGC"). CGC is also the parent company of several other subsidiaries, all of which directly or indirectly provide investment management services. CGC maintains investment management relationships with several other organizations around the world. Capital Guardian had aggregate assets under management of approximately $123 billion as of December 31, 1999.

INDIVIDUAL FUND MANAGERS

Gary J. Pokrzywinski, CFA, Vice President and Senior Portfolio Manager of the Advisor, is primarily responsible for the day-to-day management of the High Yield and Income Funds. He has managed these Funds since March 1998 and 1992, respectively, and has been employed by the Advisor since 1992. Craig V. Sosey, Vice President and Senior Portfolio Manager of the Advisor, has been primarily responsible for the day-to-day management of the U.S. Government Securities and Short Term Income Funds since November 1998 and January 2000, respectively. He has been employed by the Advisor since May 1998. Prior to that, he was the Assistant Treasurer of California Federal Bank, where he worked for over eight years. Randall L. Yoakum, CFA, First Vice President and Chief Investment Officer of the Advisor and Stephen Spencer, CFA, Vice President and Portfolio Manager are primarily responsible for the day-to-day management of the Growth & Income and Mid Cap Stock Funds. Mr. Yoakum has been Portfolio Manager of the Growth & Income Fund since February 1999 and co-manager of the Mid Cap Stock Fund since March 2000. Mr. Yoakum also leads a team of investment professionals in managing each of the Portfolios and has done so since January 2000. Prior to assuming these duties, Mr. Yoakum was Chief Investment Officer for D.A. Davison & Co. (DADCO) for 2 years. From September 1994 until he joined DADCO, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen's Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors, Inc.) for 8 years. Mr. Spencer has been employed by the Advisor since September 1999 and has been co-manager of the Growth & Income Fund since January 2000 and of the Mid Cap Stock Fund since March 2000. Prior to that, Mr. Spencer was a portfolio manager and Senior Equity Analyst for Smoot, Miller, Cheney and Co. since 1985. The Equity Income Fund has been managed by a team of investment professionals of WM Advisors, Inc. since March 24, 2000. David W. Simpson, CFA, Vice President and Senior Portfolio Manager of the Advisor, has had primary responsibility for the day-to-day management of the Growth Fund of the Northwest since 1993. Mr. Simpson has been employed by the Advisor since 1993. Linda C. Walk, CFA, is Vice President and Senior Portfolio Manager of the Advisor, has been primarily responsible for the day-to-day management of the Small Cap Stock Fund since January 2000. She shared that responsibility with Mr. Simpson from March 1998 to January 2000. Prior to 1997, Ms. Walk was a Portfolio Manager at Laird Norton Trust Company since 1996, a Valuation Consultant for Ernst & Young LLP since 1994, and a Valuation Consultant for Management Advising Services since 1990. Audrey S. Quaye, CFA, CPA, Vice President and Portfolio Manager of the Advisor, is primarily responsible for the day-to-day management of the

Money Market, Tax-Exempt Money Market and California Money Funds. She has managed such Funds since 1997, 1997, and March 1998, respectively, and has been employed by the Advisor since 1996. Prior to 1996, Ms. Quaye worked at the Benham Group as a municipal credit analyst and the California Health Facilities Financing Authority as a Program Officer.

Warren B. Lammert has had primary responsibility for the day-to-day management of the Growth Fund since its inception. Mr. Lammert is a Vice President of Janus. Mr. Lammert joined Janus in 1987, and his duties at Janus include the management of separate equity accounts.

Since May 1992, Joseph A. Piraro, Vice President of Van Kampen, has had primary responsibility for the day-to-day management of the California Municipal Fund. Mr. Piraro has been employed by Van Kampen since 1992. Mr. Piraro has also had primary responsibility for the day-to-day management of the California Insured Intermediate Municipal Fund since the Fund's inception. Thomas M. Byron, Vice President of Van Kampen, has had primary responsibility for the day-to-day management of the Tax-Exempt Bond Fund since January 1, 1999. Mr. Byron has been at Van Kampen for over 15 years and prior to taking over responsibility for managing the Fund, Mr. Byron was Head Buyer and Manager of Van Kampen's Unit Investment Trust desk.

Capital Guardian has been sub-advisor since June 23, 1999 for the International Growth Fund. Capital Guardian employs a team of portfolio managers each of whom can be considered to have primary responsibility for the day-to-day management of the portion of the Fund assigned to him or her. They are: David I. Fisher, Harmut Giesecke, Richard N. Havas, Nancy J. Kyle, Robert Ronus, Lionel M. Sauvage, Nilly Sikorsky and Rudolf M. Staehelin. Mr. Fisher is Chairman of the Board of Capital Group International, Inc. and Capital Guardian as well as Vice Chairman of Capital International, Inc., Emerging Markets Growth Fund, Inc. and also a director of the Capital Group Companies, Inc. He has been employed by the Capital Group organization for 29 years. Mr. Giesecke is Chairman of the Board of Capital Group's Japanese investment management subsidiary, Capital International K.K., and Managing Director, Asia-Pacific, Capital Group International, Inc. Mr. Giesecke, who has been with the Capital Group organization for 26 years, is also a Senior Vice President and a Director of Capital International, Inc. as well as a Senior Vice President of Capital International Research, Inc. and a Vice President of Emerging Markets Growth Fund. Mr. Havas, who has been with the Capital Group organization for 13 years, is a Senior Vice President and portfolio manager for Capital Guardian and Capital International Limited as well as a Senior Vice President and Director of Capital Guardian (Canada), Inc. Ms. Kyle, who has been with the Capital Group organization for 8 years, is a Senior Vice President and Director of Capital Guardian. Ms. Kyle is also President and a Director of Capital Guardian (Canada), Inc. and a Vice President of Emerging Markets Growth Fund. Mr. Ronus is President and a Director of Capital Guardian, as well as Chairman of the Board of Directors of Capital Guardian (Canada), Inc., a Director of the Capital Group and Capital Group International, Inc., and a Senior Vice President of Capital International S.A. and Capital International Limited. Mr. Ronus has been employed by the Capital Group organization for 26 years. Mr. Sauvage is a Senior Vice President and portfolio manager for Capital Guardian and a Vice President for Capital International Research, Inc. Mr. Sauvage has been employed by the Capital Group organization for 12 years. Ms. Sikorsky is President and Managing Director of Capital International S.A., Chairman of Capital International Perspective, S.A., Managing Director-Europe and a Director of Capital Group International, Inc., and serves as a Director of the Capital Group, Capital International Limited and Capital International K.K. Ms. Sikorsky has been employed by the Capital Group organization for 36 years. Mr. Staehelin is a Senior Vice President and Director of Capital International Research, Inc. and Capital International S.A., and has been employed by the Capital Group organization for 17 years.

MANAGEMENT FEES

During their most recent fiscal years, each of the Funds paid management fees to the Advisor at the following rates:

                                           Fees Paid as a Percentage
FUNDS                                            of Net Assets
-----------------------------------------------------------------------
Strategic Growth Portfolio............              0.65%*
Conservative Growth Portfolio.........              0.65%*
Balanced Portfolio....................              0.65%*
Conservative Balanced Portfolio.......              0.65%*
Flexible Income Portfolio.............              0.65%*
Equity Income.........................               0.59%
Growth & Income Fund..................               0.53%
Growth Fund of the Northwest..........               0.63%
Growth Fund...........................             0.87%**
Small Cap Stock.......................             0.89%**
International Growth Fund.............               0.99%
Short Term Income Fund................               0.50%
U.S. Government Securities Fund.......             0.51%**
Income Fund...........................             0.52%**
High Yield Fund.......................               0.63%
Tax-Exempt Bond Fund..................               0.48%
California Municipal Fund.............             0.53%**
California Insured Intermediate
  Municipal Fund......................             0.53%**
Money Market Fund.....................               0.45%
Tax-Exempt Money Market Fund..........               0.45%
California Money Fund.................               0.45%

 *Effective September 1, 2000, the management and administrative fees for the Portfolios were combined.

**Effective January 1, 1999, management fees were reduced to 0.50% for the U.S.
  Government Securities, Income, California Municipal, and California Insured Intermediate Municipal Funds. Also effective January 1, 1999, management fees were reduced to 0.85% for the Growth and Small Cap Stock Funds.

The Advisor has undertaken to waive its management fees and reimburse expenses to the extent necessary to limit the total Fund operating expenses for Class A shares of the following funds to the indicated annual rates through October 31, 2000.

                                                    Total Fund
FUNDS                                           Operating Expenses
------------------------------------------------------------------
Growth & Income Fund..........................         1.00%
Growth Fund...................................         1.30%
Short Term Income Fund........................         1.00%
U.S. Government Securities Fund...............         0.96%
Income Fund...................................         1.04%
Tax-Exempt Bond Fund..........................         0.88%
California Municipal Fund.....................         0.88%
Money Market Fund.............................         0.73%
Tax-Exempt Money Market Fund..................         0.72%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE PORTFOLIOS' AND FUNDS' OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE PORTFOLIOS' AND FUNDS' SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE PORTFOLIOS OR FUNDS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

The financial highlights table is intended to help you understand the Portfolios' and the Funds' financial performance for the past 5 years (or, if shorter, the period of the Portfolio's or Fund's operations). Certain information reflects financial results for a single Portfolio or Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Portfolio or the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended October 31, 1999 and 1998 has been audited by Deloitte & Touche LLP. The information provided below for periods prior to October 31, 1998 has been audited by other auditors. The Reports of Independent Accountants, along with the Portfolios' and Funds' financial statements, are included in the respective Annual Reports to Shareholders, which are available upon request. It should be noted that financial statements for the Florida Insured Municipal Fund are included in the Annual Report to Shareholders but are omitted from this prospectus since shares of that Fund are not available for purchase.
  STRATEGIC GROWTH PORTFOLIO(25)

                                                                  CLASS A
                                             -------------------------------------------------
                                                             FISCAL
                                                YEAR         PERIOD         YEAR      JULY 25,
                                                ENDED         ENDED        ENDED      1996 TO
                                             OCTOBER 31,   OCTOBER 31,    JUNE 30,    JUNE 30,
                                                1999         1998(1)      1998(6)     1997(4)
                                             -----------------------------------------------------
Net Asset Value, Beginning of Period......      $11.67        $12.66       $11.26      $10.00
                                               -------       -------      -------     -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)............       (0.03)(9)     (0.02)(9)     0.00(8)(9)   (0.02)(9)
  Net Realized & Unrealized Gain on
   Investments............................        4.36         (0.97)        2.12        1.90
                                               -------       -------      -------     -------
    Total From Investment Operations......        4.33         (0.99)        2.12        1.88
                                               -------       -------      -------     -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income....       (0.22)            -            -           -
  Distributions in Excess of Net
   Investment Income......................       (0.19)            -        (0.68)      (0.62)
  Distributions from Net Realized Gains...       (0.98)            -        (0.04)      (0.00)(8)
                                               -------       -------      -------     -------
    Total Distributions...................        1.39             -        (0.72)      (0.62)
                                               -------       -------      -------     -------
Net Asset Value, End of Period............      $14.61        $11.67       $12.66      $11.26
                                               =======       =======      =======     =======
Total Return(2)...........................      39.55%       (7.82)%       20.11%      19.33%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)....     $74,678       $19,690      $18,330     $14,253
  Ratio of Operating Expenses to Average
   Net Assets(3)..........................       1.07%         0.95%(5)     0.94%       0.90%(5)
  Ratio of Net Investment Income/(Loss) to
   Average Net Assets.....................     (0.21)%       (0.53)%(5)     0.01%     (0.19)%(5)
  Portfolio Turnover Rate.................         20%           10%          23%         33%
  Ratio of Operating Expenses to Average
   Net Assets Without Fee Waivers,
   Expenses Absorbed and/or Credits
   Allowed by the Custodian...............       1.09%         1.13%(5)     1.08%       1.45%(5)

                                                                 CLASS B
                                            -------------------------------------------------
                                                            FISCAL
                                               YEAR         PERIOD         YEAR      JULY 25,
                                               ENDED         ENDED        ENDED      1996 TO
                                            OCTOBER 31,   OCTOBER 31,    JUNE 30,    JUNE 30,
                                               1999         1998(1)      1998(6)     1997(4)
                                            -------------------------------------------------
Net Asset Value, Beginning of Period......     $11.52        $12.53       $11.19      $10.00
                                              -------       -------      -------     -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)............      (0.13)(4)     (0.05)(4)    (0.09)(9)   (0.10)(9)
  Net Realized & Unrealized Gain on
   Investments............................       4.31         (0.96)        2.11        1.90
                                              -------       -------      -------     -------
    Total From Investment Operations......       4.81         (1.01)        2.02        1.80
                                              -------       -------      -------     -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income....      (0.13)            -            -           -
  Distributions in Excess of Net
   Investment Income......................      (0.19)            -        (0.64)      (0.61)
  Distributions from Net Realized Gains...      (0.98)            -        (0.04)      (0.00)(8)
                                              -------       -------      -------     -------
    Total Distributions...................      (1.30)            -        (0.68)      (0.61)
                                              -------       -------      -------     -------
Net Asset Value, End of Period............     $14.40        $11.52       $12.53      $11.19
                                              =======       =======      =======     =======
Total Return(2)...........................     38.60%       (8.06)%       19.24%      18.48%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)....   $130,522       $51,752      $51,173     $35,802
  Ratio of Operating Expenses to Average
   Net Assets(3)..........................      1.83%         1.70%(5)     1.68%       1.65%(5)
  Ratio of Net Investment Income/(Loss) to
   Average Net Assets.....................    (0.97)%     (1.28)%(5)     (0.74)%     (0.94)%(5)
  Portfolio Turnover Rate.................        20%           10%          23%         33%
  Ratio of Operating Expenses to Average
   Net Assets Without Fee Waivers,
   Expenses Absorbed and/or Credits
   Allowed by the Custodian...............      1.85%         1.88%(5)     1.83%       2.20%(5)

Footnotes appear on page 81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  CONSERVATIVE GROWTH PORTFOLIO(25)

                                                       CLASS A                                             CLASS B
                              ----------------------------------------------------------   ---------------------------------------
                                               FISCAL                                                       FISCAL
                                 YEAR          PERIOD         YEAR          JULY 25,          YEAR          PERIOD         YEAR
                                 ENDED         ENDED         ENDED          1996 TO           ENDED         ENDED         ENDED
                              OCTOBER 31,   OCTOBER 31,     JUNE 30,        JUNE 30,       OCTOBER 31,   OCTOBER 31,     JUNE 30,
                                 1999         1998(1)       1998(6)         1997(4)           1999         1998(1)       1998(6)
                              ----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning
of Period...................     $10.97         $11.84       $10.86          $10.00           $10.85         $11.74       $10.80
                               --------       --------      -------          ------         --------       --------      -------
 INCOME FROM INVESTMENT
 OPERATIONS:
  Net Investment
   Income/(Loss)............       0.06(9)        0.01         0.13(9)         0.08(9)         (0.03)(9)      (0.03)        0.04(9)
  Net Realized & Unrealized
   Gain on Investments......       3.70          (0.88)        1.42            1.32             3.61          (0.86)        1.43
                               --------       --------      -------          ------         --------       --------      -------
    Total From Investment
    Operations..............       3.76          (0.87)        1.55            1.40             3.58          (0.89)        1.47
                               --------       --------      -------          ------         --------       --------      -------
 LESS DISTRIBUTIONS:
  Dividends from Net
   Investment Income........      (0.20)             -        (0.09)          (0.08)           (0.13)             -        (0.08)
  Distributions in Excess of
   Net Investment Income....      (0.22)             -        (0.42)          (0.46)           (0.21)             -        (0.39)
  Distributions from Net
   Realized Gains...........      (0.88)             -        (0.06)              -            (0.88)             -        (0.06)
                               --------       --------      -------          ------         --------       --------      -------
    Total Distributions.....      (1.30)             -        (0.57)          (0.54)           (1.22)             -        (0.53)
                               --------       --------      -------          ------         --------       --------      -------
Net Asset Value, End of
Period......................     $13.43         $10.97       $11.84          $10.86           $13.21         $10.85       $11.74
                               ========       ========      =======          ======         ========       ========      =======
Total Return(2).............     36.54%        (7.35)%       15.18%          14.39%           34.98%        (7.58)%       14.44%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period
   ($1,000's)...............   $249,650       $100,024     $114,946        $136,141         $263,911       $155,064     $169,269
  Ratio of Operating
   Expenses to Average Net
   Assets(13)(3)............      1.02%          0.95%(5)     0.95%           0.92%(5)         1.77%          1.70%(5)     1.70%
  Ratio of Net Investment
   Income/(Loss) to Average
   Net Assets...............      0.48%          0.05%(5)     1.17%           0.81%(5)       (0.27)%         (.70)%(5)     0.40%
  Portfolio Turnover Rate...        16%             9%          28%             20%              16%             9%          28%
  Ratio of Operating
   Expenses to Average Net
   Assets Without Fee
   Waivers, Expenses
   Absorbed and/or Credits
   Allowed by the
   Custodian................      1.03%          1.03%(5)     1.00%           1.17%(5)         1.78%          1.78%(5)     1.74%

                                  CLASS B
                              ----------------

                                  JULY 25,
                                  1996 TO
                                  JUNE 30,
                                  1997(4)
                              ----------------
Net Asset Value, Beginning
of Period...................       $10.00
                                   ------
 INCOME FROM INVESTMENT
 OPERATIONS:
  Net Investment
   Income/(Loss)............         0.01(9)
  Net Realized & Unrealized
   Gain on Investments......         1.31
                                   ------
    Total From Investment
    Operations..............         1.32
                                   ------
 LESS DISTRIBUTIONS:
  Dividends from Net
   Investment Income........        (0.01)
  Distributions in Excess of
   Net Investment Income....        (0.51)
  Distributions from Net
   Realized Gains...........            -
                                   ------
    Total Distributions.....        (0.52)
                                   ------
Net Asset Value, End of
Period......................       $10.80
                                   ======
Total Return(2).............       13.59%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period
   ($1,000's)...............     $158,697
  Ratio of Operating
   Expenses to Average Net
   Assets(13)(3)............        1.67%(5)
  Ratio of Net Investment
   Income/(Loss) to Average
   Net Assets...............        0.06%(5)
  Portfolio Turnover Rate...          20%
  Ratio of Operating
   Expenses to Average Net
   Assets Without Fee
   Waivers, Expenses
   Absorbed and/or Credits
   Allowed by the
   Custodian................        1.92%(5)

Footnotes appear on page 81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  BALANCED PORTFOLIO(25)

                                                              CLASS A                                           CLASS B
                                  ---------------------------------------------------------------   -------------------------------
                                                        FISCAL                                                            FISCAL
                                        YEAR            PERIOD         YEAR          JULY 25,             YEAR            PERIOD
                                       ENDED            ENDED         ENDED          1996 TO             ENDED            ENDED
                                    OCTOBER 31,      OCTOBER 31,     JUNE 30,        JUNE 30,         OCTOBER 31,      OCTOBER 31,
                                        1999           1998(1)       1998(6)         1997(4)              1999           1998(1)
                                  -------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
Period..........................       $11.02           $11.63        $10.95          $10.00              $11.02           $11.63
                                       ------          -------       -------         -------            --------         --------
 INCOME FROM INVESTMENT
 OPERATIONS:
  Net Investment Income.........         0.19(9)          0.05          0.22            0.20(9)             0.11(9)          0.02
  Net Realized & Unrealized
   Gain/(Loss) on Investments...         2.39           (0.61)          1.25            1.27                2.38           (0.61)
                                       ------          -------       -------         -------            --------         --------
    Total From Investment
    Operations..................         2.58           (0.56)          1.47            1.47                2.49           (0.59)
                                       ------          -------       -------         -------            --------         --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
   Income.......................        (0.35)          (0.05)         (0.23)          (0.20)              (0.27)          (0.02)
  Distributions in Excess of Net
   Investment Income............        (0.09)               -         (0.45)          (0.32)              (0.09)               -
  Distributions from Net
   Realized Gains...............        (0.94)               -         (0.11)          (0.00)(8)           (0.94)               -
                                       ------          -------       -------         -------            --------         --------
    Total Distributions.........        (1.38)          (0.05)         (0.79)          (0.52)              (1.30)          (0.02)
                                       ------          -------       -------         -------            --------         --------
Net Asset Value, End of
Period..........................       $12.22           $11.02        $11.63          $10.95              $12.21           $11.02
                                       ======          =======       =======         =======            ========         ========
Total Return(2).................       25.16%          (4.85)%        14.32%          15.02%              24.22%          (5.09)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period
   ($1,000's)...................     $333,639          $93,491      $101,726        $109,421            $237,438         $110,626
  Ratio of Operating Expenses to
   Average Net Assets(13)(3)....        1.03%            0.95%(5)      0.95%           0.92%(5)            1.77%            1.70%(5)
  Ratio of Net Investment
   Income/Loss to Average Net
   Assets.......................        1.66%            1.22%(5)      2.14%           2.48%(5)            0.92%            0.47%(5)
  Portfolio Turnover Rate.......          39%               3%           29%             46%                 39%               3%
  Ratio of Operating Expenses to
   Average Net Assets Without
   Fee Waivers, Expenses
   Absorbed and/or Credits
   Allowed by the Custodian.....        1.04%            1.02%(5)      1.00%           1.17%(5)            1.78%            1.77%(5)

                                             CLASS B
                                  -----------------------------

                                     YEAR          JULY 25,
                                    ENDED          1996 TO
                                   JUNE 30,        JUNE 30,
                                   1998(6)         1997(4)
                                  -----------------------------
Net Asset Value, Beginning of
Period..........................    $10.95          $10.00
                                   -------         -------
 INCOME FROM INVESTMENT
 OPERATIONS:
  Net Investment Income.........      0.17            0.14(9)
  Net Realized & Unrealized
   Gain/(Loss) on Investments...      1.22            1.25
                                   -------         -------
    Total From Investment
    Operations..................      1.39            1.39
                                   -------         -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
   Income.......................     (0.20)          (0.14)
  Distributions in Excess of Net
   Investment Income............     (0.40)          (0.30)
  Distributions from Net
   Realized Gains...............     (0.11)          (0.00)(8)
                                   -------         -------
    Total Distributions.........     (0.71)          (0.44)
                                   -------         -------
Net Asset Value, End of
Period..........................    $11.63          $10.95
                                   =======         =======
Total Return(2).................    13.47%          14.23%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period
   ($1,000's)...................  $114,944         $99,821
  Ratio of Operating Expenses to
   Average Net Assets(13)(3)....     1.70%           1.67%(5)
  Ratio of Net Investment
   Income/Loss to Average Net
   Assets.......................     1.39%           1.73%(5)
  Portfolio Turnover Rate.......       29%             46%
  Ratio of Operating Expenses to
   Average Net Assets Without
   Fee Waivers, Expenses
   Absorbed and/or Credits
   Allowed by the Custodian.....     1.75%           1.92%(5)

Footnotes appear on page 81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  CONSERVATIVE BALANCED PORTFOLIO (FORMERLY INCOME PORTFOLIO)(25)

                                                              CLASS A                                           CLASS B
                                  ---------------------------------------------------------------   -------------------------------
                                                        FISCAL                                                            FISCAL
                                        YEAR            PERIOD         YEAR          JULY 25,             YEAR            PERIOD
                                       ENDED            ENDED         ENDED          1996 TO             ENDED            ENDED
                                    OCTOBER 31,      OCTOBER 31,     JUNE 30,        JUNE 30,         OCTOBER 31,      OCTOBER 31,
                                        1999           1998(1)       1998(6)         1997(4)              1999           1998(1)
                                  -------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
Period..........................       $10.25           $10.34        $10.13          $10.00             $10.25           $10.34
                                       ------           ------        ------          ------             ------           ------
 INCOME FROM INVESTMENT
 OPERATIONS:
  Net Investment Income.........         0.56             0.19          0.64            0.58(9)            0.50             0.16
  Net Realized & Unrealized
   Gain/(Loss) on Investments...        (0.27)           (0.09)         0.22            0.14(12)          (0.29)           (0.09)
                                       ------           ------        ------          ------             ------           ------
    Total From Investment
    Operations..................         0.29             0.10          0.86            0.72               0.21             0.07
                                       ------           ------        ------          ------             ------           ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
   Income.......................        (0.57)           (0.19)        (0.65)          (0.58)             (0.49)           (0.16)
  Distributions in Excess of Net
   Investment Income............        (0.01)               -         (0.00)(8)       (0.01)             (0.01)               -
  Distributions from Net
   Realized Gains...............        (0.02)               -             -           (0.00)(8)          (0.02)               -
                                       ------           ------        ------          ------             ------           ------
    Total Distributions.........        (0.60)           (0.19)        (0.65)          (0.59)             (0.52)           (0.16)
                                       ------           ------        ------          ------             ------           ------
Net Asset Value, End of
Period..........................        $9.94           $10.25        $10.34          $10.13              $9.94           $10.25
                                       ======           ======        ======          ======             ======           ======
Total Return(2).................        2.89%            0.96%         8.71%           7.38%              2.05%            0.70%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period
   ($1,000's)...................       $7,297           $7,611        $7,793         $13,410            $13,443           $5,698
  Ratio of Operating Expenses to
   Average Net Assets(13)(3)....        1.00%            0.95%(5)      0.95%           0.93%(5)           1.74%            1.70%(5)
  Ratio of Net Investment
   Income/Loss to Average Net
   Assets.......................        5.57%            5.40%(5)      6.23%           6.09%(5)           4.83%            4.65%(5)
  Portfolio Turnover Rate.......          51%              22%           14%             56%                51%              22%
  Ratio of Operating Expenses to
   Average Net Assets Without
   Fee Waivers, Expenses
   Absorbed and/or Credits
   Allowed by the Custodian.....        1.24%            1.53%(5)      1.25%           1.65%(5)           1.98%            2.28%(5)

                                             CLASS B
                                  -----------------------------

                                     YEAR          JULY 25,
                                    ENDED          1996 TO
                                   JUNE 30,        JUNE 30,
                                   1998(6)         1997(4)
                                  -----------------------------
Net Asset Value, Beginning of
Period..........................    $10.13          $10.00
                                    ------          ------
 INCOME FROM INVESTMENT
 OPERATIONS:
  Net Investment Income.........      0.56            0.51(9)
  Net Realized & Unrealized
   Gain/(Loss) on Investments...      0.22            0.14(12)
                                    ------          ------
    Total From Investment
    Operations..................      0.78            0.65
                                    ------          ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
   Income.......................     (0.57)          (0.51)
  Distributions in Excess of Net
   Investment Income............     (0.00)(8)       (0.01)
  Distributions from Net
   Realized Gains...............         -           (0.00)(8)
                                    ------          ------
    Total Distributions.........     (0.57)          (0.52)
                                    ------          ------
Net Asset Value, End of
Period..........................    $10.34          $10.13
                                    ======          ======
Total Return(2).................     7.90%           6.63%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period
   ($1,000's)...................    $4,084          $4,537
  Ratio of Operating Expenses to
   Average Net Assets(13)(3)....     1.70%           1.68%(5)
  Ratio of Net Investment
   Income/Loss to Average Net
   Assets.......................     5.48%           5.34%(5)
  Portfolio Turnover Rate.......       14%             56%
  Ratio of Operating Expenses to
   Average Net Assets Without
   Fee Waivers, Expenses
   Absorbed and/or Credits
   Allowed by the Custodian.....     2.01%           2.40%(5)

Footnotes appear on page 81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  FLEXIBLE INCOME PORTFOLIO(25)

                                                              CLASS A                                           CLASS B
                                  ---------------------------------------------------------------   -------------------------------
                                                        FISCAL                                                            FISCAL
                                        YEAR            PERIOD         YEAR          JULY 25,             YEAR            PERIOD
                                       ENDED            ENDED         ENDED          1996 TO             ENDED            ENDED
                                    OCTOBER 31,      OCTOBER 31,     JUNE 30,        JUNE 30,         OCTOBER 31,      OCTOBER 31,
                                        1999           1998(1)       1998(6)         1997(4)*             1999           1998(1)
                                  -------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
Period..........................       $10.63           $10.79        $10.57          $10.00             $10.63           $10.79
                                       ------          -------        ------          ------            -------          -------
 INCOME FROM INVESTMENT
 OPERATIONS:
  Net Investment Income.........         0.40(9)          0.12          0.45            0.43(9)            0.33(9)          0.10
  Net Realized & Unrealized
   Gain/(Loss) on Investments...         0.57            (0.15)         0.67            0.70               0.56(12)       (0.16)
                                       ------          -------        ------          ------            -------          -------
    Total From Investment
    Operations..................         0.97            (0.03)         1.12            1.13               0.89           (0.06)
                                       ------          -------        ------          ------            -------          -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
   Income.......................        (0.48)           (0.13)        (0.45)          (0.43)             (0.40)          (0.10)
  Distributions in Excess of Net
   Investment Income............        (0.00)(8)            -         (0.21)          (0.13)             (0.00)(8)            -
  Distributions from Net
   Realized Gains...............        (0.37)               -         (0.24)          (0.00)(8)          (0.37)               -
                                       ------          -------        ------          ------            -------          -------
    Total Distributions.........        (0.85)           (0.13)        (0.90)          (0.56)             (0.77)          (0.10)
                                       ------          -------        ------          ------            -------          -------
Net Asset Value, End of
Period..........................       $10.75           $10.63        $10.79          $10.57             $10.75           $10.63
                                       ======          =======        ======          ======            =======          =======
Total Return(2).................        9.39%          (0.26)%        11.07%          11.58%              8.60%          (0.51)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets End of Period
   ($1,000's)...................     $194,404           $9,766        $8,808         $12,613            $46,821          $11,142
  Ratio of Operating Expenses to
   Average Net Assets(13)(3)....        1.00%            0.95%(5)      0.95%           0.92%(5)           1.75%            1.70%(5)
  Ratio of Net Investment Income
   to Average Net Assets........        3.86%            3.62%(5)      4.07%           4.95%(5)           3.11%            2.87%(5)
  Portfolio Turnover Rate.......          31%              15%           24%             54%                31%              15%
  Ratio of Operating Expenses to
   Average Net Assets Without
   Fee Waivers, Expenses
   Absorbed and/or Credits
   Allowed by the Custodian.....        1.06%            1.37%(5)      1.23%           1.67%(5)           1.81%            2.12%(5)

                                             CLASS B
                                  -----------------------------

                                     YEAR          JULY 25,
                                    ENDED          1996 TO
                                   JUNE 30,        JUNE 30,
                                   1998(6)         1997(4)
                                  -----------------------------
Net Asset Value, Beginning of
Period..........................    $10.57          $10.00
                                    ------          ------
 INCOME FROM INVESTMENT
 OPERATIONS:
  Net Investment Income.........      0.31            0.38(9)
  Net Realized & Unrealized
   Gain/(Loss) on Investments...      0.73            0.68
                                    ------          ------
    Total From Investment
    Operations..................      1.04            1.06
                                    ------          ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
   Income.......................     (0.37)          (0.38)
  Distributions in Excess of Net
   Investment Income............     (0.21)          (0.11)
  Distributions from Net
   Realized Gains...............     (0.24)          (0.00)(8)
                                    ------          ------
    Total Distributions.........     (0.82)          (0.49)
                                    ------          ------
Net Asset Value, End of
Period..........................    $10.79          $10.57
                                    ======          ======
Total Return(2).................    10.24%          10.80%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets End of Period
   ($1,000's)...................    $7,684          $7,385
  Ratio of Operating Expenses to
   Average Net Assets(13)(3)....     1.70%           1.67%(5)
  Ratio of Net Investment Income
   to Average Net Assets........     3.32%           4.20%(5)
  Portfolio Turnover Rate.......       24%             54%
  Ratio of Operating Expenses to
   Average Net Assets Without
   Fee Waivers, Expenses
   Absorbed and/or Credits
   Allowed by the Custodian.....     1.98%           2.42%(5)

Footnotes appear on page 81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  EQUITY INCOME FUND (FORMERLY BOND & STOCK FUND)    CLASS A SHARES(22)

                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED    YEAR ENDED OCTOBER 31,
                                                              OCTOBER 31,   OCTOBER 31,    ------------------------
                                                                 1999           1998        1997     1996     1995
                                                              -----------------------------------------------------
Net Asset Value, Beginning of Period........................     $14.02        $16.13      $14.71   $13.48   $11.53
                                                               --------        ------      ------   ------   ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................       0.41          0.45(9)     0.50     0.52     0.50
  Net Realized & Unrealized Gain/(Loss) on Investments......       0.61          0.21(12)    2.37     1.53     2.02
                                                               --------        ------      ------   ------   ------
    Total From Investment Operations........................       1.02          0.66        2.87     2.05     2.52
                                                               --------        ------      ------   ------   ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................      (0.40)        (0.45)      (0.51)   (0.50)   (0.49)
  Distributions from Capital Gains..........................       (.04)        (2.32)      (0.94)   (0.32)   (0.08)
                                                               --------        ------      ------   ------   ------
    Total Distributions.....................................      (0.44)        (2.77)      (1.45)   (0.82)   (0.57)
                                                               --------        ------      ------   ------   ------
Net Asset Value, End of Period..............................     $14.60        $14.02      $16.13   $14.71   $13.48
                                                               ========        ======      ======   ======   ======
Total Return(2).............................................      7.36%         4.03%      20.81%   15.66%   22.55%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................   $241,746      $298,651      $307,018 $255,414 $208,592
  Ratio of Operating Expenses to Average Net Assets(3)......      1.05%         0.97%       0.99%    0.98%    1.02%
  Ratio of Net Investment Income to Average Net Assets......      2.61%         3.09%       3.31%    3.68%    3.98%
  Portfolio Turnover Rate...................................        45%           80%         54%      46%      32%

  EQUITY INCOME FUND (FORMERLY BOND & STOCK FUND)    CLASS B SHARES(22)

                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED    YEAR ENDED OCTOBER 31,
                                                              OCTOBER 31,   OCTOBER 31,    ------------------------
                                                                 1999           1998        1997     1996     1995
                                                              -----------------------------------------------------
Net Asset Value, Beginning of Period........................     $13.96        $16.10      $14.69   $13.47   $11.51
                                                                -------        ------      ------   ------   ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................       0.27          0.33(9)     0.39     0.41     0.39
  Net Realized & Unrealized Gain on Investments.............       0.63          0.19(12)    2.36     1.53     2.03
                                                                -------        ------      ------   ------   ------
    Total From Investment Operations........................       0.90          0.52        2.75     1.94     2.42
                                                                -------        ------      ------   ------   ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................      (0.29)        (0.34)      (0.40)   (0.40)   (0.38)
  Distributions from Capital Gains..........................      (0.04)        (2.32)      (0.94)   (0.32)   (0.08)
                                                                -------        ------      ------   ------   ------
    Total Distributions.....................................      (0.33)        (2.66)      (1.34)   (0.72)   (0.46)
                                                                -------        ------      ------   ------   ------
Net Asset Value, End of Period..............................     $14.53        $13.96      $16.10   $14.69   $13.47
                                                                =======        ======      ======   ======   ======
Total Return(2).............................................      6.46%         3.12%      19.86%   14.73%   21.60%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................    $75,485       $74,542      $46,556  $22,243  $7,372
  Ratio of Operating Expenses to Average Net Assets(3)......      1.84%         1.76%       1.79%    1.86%    1.84%
  Ratio of Net Investment Income to Average Net Assets......      1.82%         2.30%       2.48%    2.80%    3.10%
  Portfolio Turnover Rate...................................        45%           80%         54%      46%      32%

Footnotes appear on page 81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  GROWTH & INCOME FUND   CLASS A SHARES(23)

                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED    YEAR ENDED OCTOBER 31,
                                                              OCTOBER 31,   OCTOBER 31,    ------------------------
                                                                 1999           1998        1997     1996     1995
                                                              -----------------------------------------------------
Net Asset Value, Beginning of Period........................    $19.99         $21.01      $17.26   $14.65   $12.71
                                                                ------         ------      ------   ------   ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................      0.09(9)        0.11(9)     0.12     0.20     0.22
  Net Realized & Unrealized Gain/(Loss) on Investments......      4.62           1.43        4.98     3.16     2.31
                                                                ------         ------      ------   ------   ------
    Total From Investment Operations........................      4.71           1.54        5.10     3.36     2.53
                                                                ------         ------      ------   ------   ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.09)         (0.09)      (0.14)   (0.21)   (0.19)
  Distributions from Capital Gains..........................     (0.00)(8)      (2.47)      (1.21)   (0.54)   (0.40)
                                                                ------         ------      ------   ------   ------
    Total Distributions.....................................     (0.09)         (2.56)      (1.35)   (0.75)   (0.59)
                                                                ------         ------      ------   ------   ------
Net Asset Value, End of Period..............................    $24.61         $19.99      $21.01   $17.26   $14.65
                                                                ======         ======      ======   ======   ======
Total Return(2).............................................    23.57%          7.38%      31.24%   23.61%   20.87%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................  $705,835       $502,115      $299,928 $178,331 $130,630
  Ratio of Operating Expenses to Average Net Assets(3)......     1.00%          0.94%       1.05%    1.03%    1.07%
  Ratio of Net Investment Income to Average Net Assets......     0.37%          0.52%       0.66%    1.26%    1.62%
  Portfolio Turnover Rate...................................       47%            79%         71%      52%      39%

  GROWTH & INCOME FUND   CLASS B SHARES(23)

                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED    YEAR ENDED OCTOBER 31,
                                                              OCTOBER 31,   OCTOBER 31,    -------------------------
                                                                 1999           1998        1997      1996     1995
                                                              ------------------------------------------------------
Net Asset Value, Beginning of Period........................     $19.77         $20.85      $17.17   $14.59   $12.68
                                                                -------       --------     -------   ------   ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)..............................      (0.09)(9)      (0.07)(9)   (0.02)    0.06     0.11
  Net Realized & Unrealized Gain on Investments.............       4.56           1.46        4.93     3.14     2.31
                                                                -------       --------     -------   ------   ------
    Total From Investment Operations........................       4.47           1.39        4.91     3.20     2.42
                                                                -------       --------     -------   ------   ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................          -          (0.00)(8)   (0.02)   (0.08)   (0.11)
  Distributions from Capital Gains..........................          -          (2.47)      (1.21)   (0.54)   (0.40)
                                                                -------       --------     -------   ------   ------
    Total Distributions.....................................          -          (2.47)      (1.23)   (0.62)   (0.51)
                                                                -------       --------     -------   ------   ------
Net Asset Value, End of Period..............................     $24.24         $19.77      $20.85   $17.17   $14.59
                                                                =======       ========     =======   ======   ======
Total Return(2).............................................     22.61%          6.60%      30.20%   22.55%   19.95%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................   $233,216       $117,063     $49,994   $22,851  $8,871
  Ratio of Operating Expenses to Average Net Assets(3)......      1.76%          1.79%       1.88%    1.94%    1.91%
  Ratio of Net Investment Income/(Loss) to Average Net
   Assets...................................................    (0.39)%        (0.33)%     (0.19)%    0.34%    0.69%
  Portfolio Turnover Rate...................................        47%            79%         71%      52%      39%
  Ratio of Operating Expenses to Average Net Assets without
   Fee Waivers, Expenses Absorbed and/or Credit Allowed by
   the Custodian............................................      1.84%            N/A         N/A      N/A      N/A

Footnotes appear on page 81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  GROWTH FUND OF THE NORTHWEST   CLASS A SHARES(24)

                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED    YEAR ENDED OCTOBER 31,
                                                              OCTOBER 31,   OCTOBER 31,    -------------------------
                                                                 1999           1998        1997      1996     1995
                                                              ------------------------------------------------------
Net Asset Value, Beginning of Period........................    $20.37         $25.92       $19.69   $17.40   $14.30
                                                                ------         ------      -------   ------   ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)..............................     (0.05)         (0.02)(9)    (0.02)    0.03     0.07
  Net Realized & Unrealized Gain/(Loss) on Investments......     11.72          (0.76)        8.13     2.47     3.10
                                                                ------         ------      -------   ------   ------
    Total From Investment Operations........................     11.67          (0.78)        8.11     2.50     3.17
                                                                ------         ------      -------   ------   ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................         -              -            -    (0.03)   (0.07)
  Distributions from Capital Gains..........................         -          (4.74)       (1.88)   (0.18)       -
  Distributions from Capital................................         -          (0.03)           -        -        -
                                                                ------         ------      -------   ------   ------
    Total Distributions.....................................         -          (4.77)       (1.88)   (0.21)   (0.07)
                                                                ------         ------      -------   ------   ------
Net Asset Value, End of Period..............................    $32.04         $20.37       $25.92   $19.69   $17.40
                                                                ======         ======      =======   ======   ======
Total Return(2).............................................    57.29%          (4.81)%     44.47%   14.54%   22.24%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................  $338,980       $243,126      $256,908  $176,706 $157,953
  Ratio of Operating Expenses to Average Net Assets(3)......     1.15%          1.10%        1.05%    1.08%    1.10%
  Ratio of Net Investment Income/(Loss) to Average Net
   Assets...................................................     (0.21)%        (0.09)%    (0.08)%    0.16%    0.44%
  Portfolio Turnover Rate...................................       41%            39%          37%      42%       9%
  Ratio of operating expenses to average net assets w/o fee
   waivers or fees reduced by credits allowed by the
   custodian................................................     1.15%          1.10%        1.11%    1.08%    1.10%

  GROWTH FUND OF THE NORTHWEST   CLASS B SHARES(24)

                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED     YEAR ENDED OCTOBER 31,
                                                              OCTOBER 31,   OCTOBER 31,    ---------------------------
                                                                 1999           1998        1997      1996      1995
                                                              --------------------------------------------------------
Net Asset Value, Beginning of Period........................     $19.64        $25.34       $19.45    $17.31    $14.28
                                                                -------       -------      -------   -------   -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Loss.......................................      (0.25)        (0.20)(9)    (0.08)    (0.08)    (0.05)
  Net Realized & Unrealized Gain/(Loss) on Investments......      11.24         (0.73)        7.85      2.40      3.08
                                                                -------       -------      -------   -------   -------
    Total From Investment Operations........................      10.99         (0.93)        7.77      2.32      3.03
                                                                -------       -------      -------   -------   -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................          -             -            -         -         -
  Distributions from Capital Gains..........................          -         (4.74)       (1.88)    (0.18)        -
  Distributions from Capital................................          -         (0.03)           -         -         -
                                                                -------       -------      -------   -------   -------
    Total Distributions.....................................          -         (4.77)       (1.88)    (0.18)        -
                                                                -------       -------      -------   -------   -------
Net Asset Value, End of Period..............................     $30.63        $19.64       $25.34    $19.45    $17.31
                                                                =======       =======      =======   =======   =======
Total Return(2).............................................     55.96%       (5.63)%       43.17%    13.54%    21.25%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................    $77,658       $47,106      $39,627   $14,653    $7,083
  Ratio of Operating Expenses to Average Net Assets(3)......      1.99%         1.95%        1.91%     1.98%     1.95%
  Ratio of Net Investment Loss to Average Net Assets........    (1.05)%       (0.94)%      (0.96)%   (0.76)%   (0.45)%
  Portfolio Turnover Rate...................................        41%           39%          37%       42%        9%
  Ratio of operating expenses to average net assets w/o fee
   waivers or fees reduced by credits allowed by the
   custodian................................................      1.99%         1.95%        1.97%     1.98%     1.95%

Footnotes appear on page 81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  GROWTH FUND   CLASS A SHARES

                                                                     FISCAL
                                                    YEAR ENDED    PERIOD ENDED          YEAR ENDED JUNE 30,
                                                    OCTOBER 31,   OCTOBER 31,      -----------------------------
                                                       1999         1998(1)        1998(6)      1997       1996
                                                    ------------------------------------------------------------
Net Asset Value, Beginning of Period..............    $17.64         $18.46        $14.90      $15.69     $14.18
                                                      ------         ------        ------      ------     ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)....................     (0.21)(9)      (0.07)(9)     (0.15)(9)   (0.03)(9)  (0.07)(9)
  Net Realized & Unrealized Gain/(Loss) on
   Investments....................................     14.11          (0.75)         4.99        1.58       3.47
                                                      ------         ------        ------      ------     ------
    Total From Investment Operations..............     13.90          (0.82)         4.84        1.55       3.40
                                                      ------         ------        ------      ------     ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income............         -              -             -           -          -
  Distributions in Excess of Net Investment
   Income.........................................         -              -             -           -          -
  Distributions from Net Realized Gains...........     (1.83)             -         (1.28)      (2.34)     (1.89)
  Distributions in Excess of Net Realized Gains...         -              -             -           -          -
  Distributions from Capital......................         -              -             -           -          -
                                                      ------         ------        ------      ------     ------
    Total Distributions...........................     (1.83)             -         (1.28)      (2.34)     (1.89)
                                                      ------         ------        ------      ------     ------
Net Asset Value, End of Period....................    $29.71         $17.64        $18.46      $14.90     $15.69
                                                      ======         ======        ======      ======     ======
Total Return(2)...................................    84.96%          (4.44)%      35.43%      10.88%     25.44%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)............  $240,363       $104,775        $112,153    $111,187   $179,720
  Ratio of Operating Expenses to Average Net
   Assets(3)......................................     1.27%          1.69%(5)      1.66%       1.70%      1.70%
  Ratio of Net Investment Income to Average Net
   Assets.........................................     (0.84)%        (1.21)%(5)    (0.91)%     (0.22)%    (0.49)%
  Portfolio Turnover Rate.........................      119%            24%          153%        156%       205%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Absorbed
   and/or Credits Allowed by the Custodian........     1.46%              -             -           -          -

  GROWTH FUND   CLASS B SHARES

                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED          YEAR ENDED JUNE 30,
                                                              OCTOBER 31,   OCTOBER 31,      -----------------------------
                                                                 1999         1998(1)        1998(6)      1997       1996
                                                              ------------------------------------------------------------
Net Asset Value, Beginning of Period........................    $16.99         $17.82        $14.53      $15.47     $14.10
                                                                ------         ------        ------      ------     ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Loss.......................................     (0.38)(9)      (0.12)(9)     (0.25)(9)   (0.14)(9)  (0.19)(9)
  Net Realized & Unrealized Gain on Investments.............     13.51          (0.71)         4.82        1.54       3.45
                                                                ------         ------        ------      ------     ------
    Total From Investment Operations........................     13.13          (0.83)         4.57        1.40       3.26
                                                                ------         ------        ------      ------     ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................         -              -             -           -          -
  Distributions in Excess of Net Investment Income..........         -              -             -           -          -
  Distributions from Net Realized Gains.....................     (1.83)             -         (1.28)      (2.34)     (1.89)
  Distributions in Excess of Net Realized Gains.............         -              -             -           -          -
  Distributions from Capital................................         -              -             -           -          -
                                                                ------         ------        ------      ------     ------
    Total Distributions.....................................     (1.83)             -         (1.28)      (2.34)     (1.89)
                                                                ------         ------        ------      ------     ------
Net Asset Value, End of Period..............................    $28.29         $16.99        $17.82      $14.53     $15.47
                                                                ======         ======        ======      ======     ======
Total Return(2).............................................    83.57%          (4.66)%      34.43%       9.99%     24.54%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................  $226,507        $39,379        $38,390     $30,397    $25,067
  Ratio of Operating Expenses to Average Net Assets(3)......     2.03%          2.54%(5)      2.46%       2.45%      2.45%
  Ratio of Net Investment Loss to Average Net Assets........     (1.60)%        (2.06)%(5)    (1.70)%     (0.97)%    (1.24)%
  Portfolio Turnover Rate...................................      119%            24%          153%        156%       205%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................     2.25%              -             -           -          -

Footnotes appear on page 81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  SMALL CAP STOCK FUND    CLASS A SHARES(27)

                                                 YEAR               FISCAL
                                                 ENDED           PERIOD ENDED
                                              OCTOBER 31,        OCTOBER 31,
                                                 1999              1998(1)
                                              -------------------------------
Net Asset Value, Beginning of Period........       $16.25            $19.49
                                                ---------          --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Loss.......................        (0.20)(9)         (0.08)(9)
  Net Realized & Unrealized Gain/(Loss) on
   Investments..............................         6.36             (3.16)
                                                ---------          --------
    Total From Investment Operations........         6.16             (3.24)
                                                ---------          --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......                              -
  Distributions in Excess of Net Investment
   Income...................................                              -
  Distributions from Net Realized Gains.....        (2.80)                -
  Distributions in Excess of Net Realized
   Gains....................................                              -
  Distributions from Capital................                              -
                                                ---------          --------
    Total Distributions.....................        (2.80)                -
                                                ---------          --------
Net Asset Value, End of Period..............       $19.61            $16.25
                                                =========          ========
Total Return(2).............................       42.60%          (16.62)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......      $92,130           $88,502
  Ratio of Operating Expenses to Average Net
   Assets(3)................................        1.78%             1.88%(5)
  Ratio of Net Investment Loss to Average
   Net Assets...............................      (1.16)%           (1.43)%(5)
  Portfolio Turnover Rate...................          45%               20%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Absorbed and/or Credits Allowed by the
   Custodian................................        1.94%             1.89%(5)


                                                            YEAR ENDED JUNE 30,
                                              -----------------------------------------------
                                              1998(6)        1997         1996         1995
                                              -----------------------------------------------
Net Asset Value, Beginning of Period........    $18.28       $20.17       $15.47       $13.02
                                              --------     --------     --------     --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Loss.......................     (0.22)(9)    (0.21)(9)    (0.19)(9)    (0.00)(8)(9)
  Net Realized & Unrealized Gain/(Loss) on
   Investments..............................      2.50        (0.18)        5.65         2.77
                                              --------     --------     --------     --------
    Total From Investment Operations........      2.28        (0.39)        5.46         2.77
                                              --------     --------     --------     --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......         -            -            -            -
  Distributions in Excess of Net Investment
   Income...................................         -            -            -            -
  Distributions from Net Realized Gains.....     (1.07)       (1.50)       (0.76)       (0.32)
  Distributions in Excess of Net Realized
   Gains....................................         -            -            -            -
  Distributions from Capital................         -            -            -            -
                                              --------     --------     --------     --------
    Total Distributions.....................     (1.07)       (1.50)       (0.76)       (0.32)
                                              --------     --------     --------     --------
Net Asset Value, End of Period..............    $19.49       $18.28       $20.17       $15.47
                                              ========     ========     ========     ========
Total Return(2).............................    12.95%      (1.50)%       35.93%       21.54%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......  $118,473     $165,719     $283,747     $185,722
  Ratio of Operating Expenses to Average Net
   Assets(3)................................     1.66%        1.64%        1.64%        1.68%
  Ratio of Net Investment Loss to Average
   Net Assets...............................   (1.10)%      (1.17)%      (1.02)%      (0.31)%
  Portfolio Turnover Rate...................      112%          81%         131%         181%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses
   Absorbed and/or Credits Allowed by the
   Custodian................................     1.66%(10)    1.64%(10)    1.65%(10)      N/A

  SMALL CAP STOCK FUND    CLASS B SHARES(27)

                                        YEAR
                                        ENDED
                                     OCTOBER 31,
                                        1999
                                     ------------------
Net Asset Value, Beginning of
Period.............................       $15.67
                                       ---------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss).....        (0.34)(9)
  Net Realized & Unrealized
   Gain/(Loss) on Investments......         6.08
                                       ---------
    Total From Investment
    Operations.....................         5.74
                                       ---------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
   Income..........................            -
  Distributions in Excess of Net
   Investment Income...............            -
  Distributions from Net Realized
   Gains...........................        (2.80)
  Distributions in Excess of Net
   Realized Gains..................            -
  Distributions from Capital.......            -
                                       ---------
    Total Distributions............        (2.80)
                                       ---------
Net Asset Value, End of Period.....       $18.61
                                       =========
Total Return(2)....................       41.32%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period
   ($1,000's)......................      $28,969
  Ratio of Operating Expenses to
   Average Net Assets(3)...........        2.70%
  Ratio of Net Investment
   Income/Loss to Average Net
   Assets..........................        2.08%
  Portfolio Turnover Rate..........          45%
  Ratio of Operating Expenses to
   Average Net Assets Without Fee
   Waivers,
   Expenses Absorbed and/or Credits
   Allowed by the Custodian........        2.86%

                                        FISCAL
                                     PERIOD ENDED                                YEAR ENDED JUNE 30,
                                     OCTOBER 31,            -------------------------------------------------------------
                                       1998(1)              1998(6)            1997              1996             1995(7)
                                     ------------------------------------------------------------------------------------
Net Asset Value, Beginning of
Period.............................       $18.86             $17.85            $19.88            $15.37            $13.02
                                       ---------            -------           -------           -------           -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss).....        (0.13)(9)          (0.36)(9)         (0.34)(9)         (0.32)(9)         (0.10)(9)
  Net Realized & Unrealized
   Gain/(Loss) on Investments......        (3.06)              2.44             (0.19)             5.59              2.77
                                       ---------            -------           -------           -------           -------
    Total From Investment
    Operations.....................        (3.19)              2.08             (0.53)             5.27              2.67
                                       ---------            -------           -------           -------           -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment
   Income..........................            -                  -                 -                 -                 -
  Distributions in Excess of Net
   Investment Income...............            -                  -                 -                 -                 -
  Distributions from Net Realized
   Gains...........................            -              (1.07)            (1.50)            (0.76)            (0.32)
  Distributions in Excess of Net
   Realized Gains..................            -                  -                 -                 -                 -
  Distributions from Capital.......            -                  -                 -                 -                 -
                                       ---------            -------           -------           -------           -------
    Total Distributions............            -              (1.07)            (1.50)            (0.76)            (0.32)
                                       ---------            -------           -------           -------           -------
Net Asset Value, End of Period.....       $15.67             $18.86            $17.85            $19.88            $15.37
                                       =========            =======           =======           =======           =======
Total Return(2)....................     (16.87)%             12.05%           (2.26)%            34.93%            20.69%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period
   ($1,000's)......................      $22,172            $28,540           $29,123           $28,920           $10,208
  Ratio of Operating Expenses to
   Average Net Assets(3)...........        2.84%(5)           2.47%             2.39%             2.39%             2.43%
  Ratio of Net Investment
   Income/Loss to Average Net
   Assets..........................      (2.39)%(5)         (1.92)%           (1.92)%           (1.77)%           (1.06)%
  Portfolio Turnover Rate..........          20%               112%               81%              131%              181%
  Ratio of Operating Expenses to
   Average Net Assets Without Fee
   Waivers,
   Expenses Absorbed and/or Credits
   Allowed by the Custodian........        2.85%(5)           2.47%(10)         2.39%(10)         2.40%(10)           N/A

Footnotes appear on page 81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  INTERNATIONAL GROWTH FUND   CLASS A SHARES

                                                                       FISCAL
                                                     YEAR              PERIOD
                                                     ENDED              ENDED
                                                  OCTOBER 31,        OCTOBER 31,
                                                     1999              1998(1)
                                                  ----------------------------------
Net Asset Value, Beginning of Period............      $8.86              $10.20
                                                    -------           ---------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)..................       0.01(9)            (0.02)(9)
  Net Realized & Unrealized Gain/(Loss) on
   Investments..................................       2.65               (1.32)
                                                    -------           ---------
    Total From Investment Operations............       2.66               (1.34)
                                                    -------           ---------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income..........      (0.27)                  -
  Distributions in Excess of Net Investment
   Income.......................................          -                   -
  Distributions from Net Realized Gains.........      (0.11)                  -
  Distributions in Excess of Net Realized
   Gains........................................          -                   -
                                                    -------           ---------
    Total Distributions.........................      (0.38)                  -
                                                    -------           ---------
Net Asset Value, End of Period..................     $11.14               $8.86
                                                    =======           =========
Total Return(2).................................     31.15%            (13.14)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)..........    $28,618             $30,117
  Ratio of Operating Expenses to Average Net
   Assets(3)....................................      1.88%               1.86%(5)
  Ratio of Net Investment Income/(Loss) to
   Average Net Assets...........................      0.13%             (0.50)%(5)
  Portfolio Turnover Rate.......................       164%                 41%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Absorbed
   and/or Credits Allowed by the Custodian......      1.89%               1.86%(5)


                                                             YEAR ENDED JUNE 30,
                                                  -----------------------------------------
                                                  1998(6)      1997       1996       1995
                                                  -----------------------------------------
Net Asset Value, Beginning of Period............   $11.85      $10.49      $9.78     $10.74
                                                  -------    --------    -------    -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss)..................     0.05(9)     0.04(9)    0.05(9)   (0.11)(9)
  Net Realized & Unrealized Gain/(Loss) on
   Investments..................................    (0.67)       1.55       1.21      (0.31)
                                                  -------    --------    -------    -------
    Total From Investment Operations............    (0.62)       1.59       1.26      (0.42)
                                                  -------    --------    -------    -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income..........    (0.50)      (0.13)     (0.05)     (0.04)
  Distributions in Excess of Net Investment
   Income.......................................    (0.03)          -      (0.04)         -
  Distributions from Net Realized Gains.........    (0.50)      (0.10)     (0.46)     (0.44)
  Distributions in Excess of Net Realized
   Gains........................................        -           -          -      (0.06)
                                                  -------    --------    -------    -------
    Total Distributions.........................    (1.03)      (0.23)     (0.55)     (0.54)
                                                  -------    --------    -------    -------
Net Asset Value, End of Period..................   $10.20      $11.85     $10.49      $9.78
                                                  =======    ========    =======    =======
Total Return(2).................................  (4.19)%      15.50%     13.16%    (4.01)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)..........  $38,281     $57,776    $116,254   $91,763
  Ratio of Operating Expenses to Average Net
   Assets(3)....................................    1.67%       1.65%      1.77%      1.69%
  Ratio of Net Investment Income/(Loss) to
   Average Net Assets...........................    0.50%       0.35%      0.46%      0.62%
  Portfolio Turnover Rate.......................     118%         67%       125%        81%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Absorbed
   and/or Credits Allowed by the Custodian......    1.67%(10)    1.65%(10)   1.77%(10)     N/A

  INTERNATIONAL GROWTH FUND   CLASS B SHARES

                                                                    FISCAL
                                                       YEAR         PERIOD
                                                       ENDED         ENDED
                                                    OCTOBER 31,   OCTOBER 31,
                                                       1999         1998(1)
                                                    -----------------------------
Net Asset Value, Beginning of Period............        $8.72         $10.07
                                                      -------      ---------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Loss...........................        (0.08)(9)      (0.05)(9)
  Net Realized & Unrealized Gain/(Loss) on
   Investments..................................         2.60          (1.30)
                                                      -------      ---------
    Total From Investment Operations............         2.52          (1.35)
                                                      -------      ---------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income..........        (0.26)             -
  Distributions in Excess of Net Investment
   Income.......................................            -              -
  Distributions from Net Realized Gains.........        (0.11)             -
  Distributions in Excess of Net Realized
   Gains........................................            -              -
                                                      -------      ---------
    Total Distributions.........................        (0.37)             -
                                                      -------      ---------
Net Asset Value, End of Period..................       $10.87          $8.72
                                                      =======      =========
Total Return(2).................................       29.87%       (13.41)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)..........      $11,101         $3,552
  Ratio of Operating Expenses to Average Net
   Assets(3)....................................        2.80%          2.97%(5)
  Ratio of Net Investment Loss to Average Net
   Assets.......................................      (0.79)%        (1.61)%(5)
  Portfolio Turnover Rate.......................         164%            41%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Absorbed
   and/or Credits Allowed by the Custodian......        2.81%          2.97%


                                                              YEAR ENDED JUNE 30,
                                                  --------------------------------------------
                                                  1998(6)       1997        1996      1995(7)
                                                  --------------------------------------------
Net Asset Value, Beginning of Period............    $11.70      $10.39       $9.73      $10.74
                                                  --------    --------    --------    --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Loss...........................     (0.04)(9)    (0.04)(9)    (0.03)(9)    (0.17)(9)
  Net Realized & Unrealized Gain/(Loss) on
   Investments..................................     (0.64)       1.53        1.21       (0.31)
                                                  --------    --------    --------    --------
    Total From Investment Operations............     (0.68)       1.49        1.18       (0.48)
                                                  --------    --------    --------    --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income..........     (0.42)      (0.08)      (0.02)      (0.03)
  Distributions in Excess of Net Investment
   Income.......................................     (0.03)          -       (0.04)          -
  Distributions from Net Realized Gains.........     (0.50)      (0.10)      (0.46)      (0.44)
  Distributions in Excess of Net Realized
   Gains........................................         -           -           -       (0.06)
                                                  --------    --------    --------    --------
    Total Distributions.........................     (0.95)      (0.18)      (0.52)      (0.53)
                                                  --------    --------    --------    --------
Net Asset Value, End of Period..................    $10.07      $11.70      $10.39       $9.73
                                                  ========    ========    ========    ========
Total Return(2).................................   (4.95)%      14.66%      12.34%     (4.61)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)..........    $4,294      $4,876      $4,447      $2,268
  Ratio of Operating Expenses to Average Net
   Assets(3)....................................     2.94%       2.40%       2.52%       2.44%
  Ratio of Net Investment Loss to Average Net
   Assets.......................................   (0.35)%     (0.40)%     (0.29)%     (0.13)%
  Portfolio Turnover Rate.......................      118%         67%        125%         81%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Absorbed
   and/or Credits Allowed by the Custodian......     2.94%       2.40%(10)    2.52%(10)    2.44%

Footnotes appear on page 81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  SHORT TERM INCOME FUND    CLASS A SHARES(26)

                                                                         FISCAL
                                                   YEAR ENDED         PERIOD ENDED
                                                   OCTOBER 31,         OCTOBER 31,
                                                      1999               1998(1)
                                                   ------------------------------------
Net Asset Value, Beginning of Period.............      $2.35               $2.32
                                                     -------             -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income..........................       0.13(9)             0.04
  Net Realized & Unrealized Gain/(Loss) on
   Investments...................................      (0.06)               0.03
                                                     -------             -------
    Total From Investment Operations.............       0.07                0.07
                                                     -------             -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income...........      (0.13)              (0.04)
  Distributions in Excess of Net Investment
   Income........................................          -                   -
  Distributions from Net Realized Gains..........          -                   -
  Distributions in Excess of Net Realized
   Gains.........................................          -                   -
  Distributions from Capital.....................          -                   -
                                                     -------             -------
    Total Distributions..........................      (0.13)              (0.04)
                                                     -------             -------
Net Asset Value, End of Period...................      $2.29               $2.35
                                                     =======             =======
Total Return(2)..................................      2.84%               3.11%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)...........    $27.059             $32,748
  Ratio of Operating Expenses to Average Net
   Assets(3).....................................      0.82%               0.82%(5)
  Ratio of Net Investment Income to Average Net
   Assets........................................      5.22%               5.44%(5)
  Portfolio Turnover Rate........................        85%                 19%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Absorbed
   and/or Credit Allowed by the Custodian........      1.16%               1.40%(5)


                                                             YEAR ENDED JUNE 30,
                                                   ---------------------------------------
                                                   1998(6)          1997            1996
                                                   ---------------------------------------
Net Asset Value, Beginning of Period.............    $2.32           $2.32           $2.35
                                                   -------         -------         -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income..........................     0.13            0.14            0.15(9)
  Net Realized & Unrealized Gain/(Loss) on
   Investments...................................     0.00(8)         0.00(8)        (0.03)
                                                   -------         -------         -------
    Total From Investment Operations.............     0.13            0.14            0.12
                                                   -------         -------         -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income...........    (0.13)          (0.14)          (0.15)
  Distributions in Excess of Net Investment
   Income........................................        -               -               -
  Distributions from Net Realized Gains..........        -               -               -
  Distributions in Excess of Net Realized
   Gains.........................................        -               -               -
  Distributions from Capital.....................    (0.00)(8)           -           (0.00)(8)
                                                   -------         -------         -------
    Total Distributions..........................    (0.13)          (0.14)          (0.15)
                                                   -------         -------         -------
Net Asset Value, End of Period...................    $2.32           $2.32           $2.32
                                                   =======         =======         =======
Total Return(2)..................................    5.91%           6.15%           5.05%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)...........  $35,551         $13,685         $32,440
  Ratio of Operating Expenses to Average Net
   Assets(3).....................................    0.86%           0.82%           0.75%
  Ratio of Net Investment Income to Average Net
   Assets........................................    5.71%           6.50%           6.22%
  Portfolio Turnover Rate........................     138%             51%            225%
  Ratio of Operating Expenses to Average Net
   Assets Without Fee Waivers, Expenses Absorbed
   and/or Credit Allowed by the Custodian........    1.32%(10)       1.45%(10)       1.42%(10)

  SHORT TERM INCOME FUND    CLASS B SHARES(26)

                                                                           FISCAL
                                                     YEAR ENDED         PERIOD ENDED
                                                     OCTOBER 31,         OCTOBER 31,
                                                        1999               1998(1)
                                                     ------------------------------------
Net Asset Value, Beginning of Period...............     $2.35               $2.32
                                                       ------              ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income............................      0.10(9)             0.04
  Net Realized & Unrealized Gain/(Loss) on
   Investments.....................................     (0.06)               0.03
                                                       ------              ------
    Total From Investment Operations...............      0.04                0.07
                                                       ------              ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income.............     (0.10)              (0.04)
  Distributions in Excess of Net Investment
   Income..........................................         -                   -
  Distributions from Net Realized Gains............         -                   -
  Distributions in Excess of Net Realized Gains....         -                   -
  Distributions from Capital.......................         -                   -
                                                       ------              ------
    Total Distributions............................     (0.10)              (0.04)
                                                       ------              ------
Net Asset Value, End of Period.....................     $2.29               $2.35
                                                       ======              ======
Total Return(2)....................................     1.79%               2.85%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's).............    $4,597              $3,747
  Ratio of Operating Expenses to Average Net
   Assets(3).......................................     1.60%               1.57%(5)
  Ratio of Net Investment Income to Average Net
   Assets..........................................     4.44%               4.69%(5)
  Portfolio Turnover Rate..........................       85%                 19%
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Absorbed and/or
   Credit Allowed by the Custodian.................     1.94%               2.18%(5)


                                                              YEAR ENDED JUNE 30,
                                                     -------------------------------------
                                                     1998(6)          1997           1996
                                                     -------------------------------------
Net Asset Value, Beginning of Period...............   $2.32           $2.32          $2.35
                                                     ------          ------         ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income............................    0.12            0.12           0.13(9)
  Net Realized & Unrealized Gain/(Loss) on
   Investments.....................................    0.00(8)         0.00(8)       (0.03)
                                                     ------          ------         ------
    Total From Investment Operations...............    0.12            0.12           0.10
                                                     ------          ------         ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income.............   (0.12)          (0.12)         (0.13)
  Distributions in Excess of Net Investment
   Income..........................................       -               -              -
  Distributions from Net Realized Gains............       -               -              -
  Distributions in Excess of Net Realized Gains....       -               -              -
  Distributions from Capital.......................   (0.00)(8)           -          (0.00)(8)
                                                     ------          ------         ------
    Total Distributions............................   (0.12)          (0.12)         (0.13)
                                                     ------          ------         ------
Net Asset Value, End of Period.....................   $2.32           $2.32          $2.32
                                                     ======          ======         ======
Total Return(2)....................................   5.13%           5.37%          4.27%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's).............  $3,459          $2,994         $3,437
  Ratio of Operating Expenses to Average Net
   Assets(3).......................................   1.61%           1.57%          1.50%
  Ratio of Net Investment Income to Average Net
   Assets..........................................   4.96%           5.75%          5.47%
  Portfolio Turnover Rate..........................    138%             51%           225%
  Ratio of Operating Expenses to Average Net Assets
   Without Fee Waivers, Expenses Absorbed and/or
   Credit Allowed by the Custodian.................   2.07%(10)       2.20%(10)      2.17%(10)

Footnotes appear on page 81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  U.S. GOVERNMENT SECURITIES FUND   CLASS A SHARES(17)

                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED      YEAR ENDED DECEMBER 31,
                                                              OCTOBER 31,   OCTOBER 31,    ------------------------------
                                                                 1999         1998(1)        1997       1996       1995
                                                              -----------------------------------------------------------
Net Asset Value, Beginning of Period........................     $10.98         $10.84       $10.46     $10.84      $9.64
                                                               --------       --------     --------   --------   --------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................       0.62           0.54         0.62       0.63       0.63
  Net Realized & Unrealized Gain/(Loss) on Investments......      (0.47)          0.14         0.38      (0.38)      1.20
                                                               --------       --------     --------   --------   --------
    Total From Investment Operations........................       0.15           0.68         1.00       0.25       1.83
                                                               --------       --------     --------   --------   --------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................      (0.61)         (0.54)       (0.62)     (0.63)     (0.63)
  Distributions in Excess of Net Investment Income..........      (0.01)          0.00         0.00       0.00       0.00
    Total Distributions.....................................      (0.62)         (0.54)       (0.62)     (0.63)     (0.63)
                                                               --------       --------     --------   --------   --------
Net Asset Value, End of Period..............................     $10.51         $10.98       $10.84     $10.46     $10.84
                                                               ========       ========     ========   ========   ========
Total Return(2).............................................      1.38%          6.38%        9.92%      2.48%     19.45%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................   $221,592       $266,334     $107,054   $138,159   $177,310
  Ratio of Operating Expenses to Average Net Assets(3)......      0.96%          0.92%(5)     1.05%      0.97%      1.01%
  Ratio of Net Investment Income to Average Net Assets......      5.76%          5.99%(5)     5.92%      6.01%      6.08%
  Portfolio Turnover Rate...................................        55%            12%           6%        16%         8%
  Ratio of operating expenses to average net assets w/o fee
   waivers or fees reduced by credits allowed by the
   custodian................................................      1.04%          1.45%(5)     1.05%      0.97%      1.01%
  Ratio of operating expenses to average net assets
   including interest expense...............................        N/A          1.36%(5)       N/A        N/A        N/A

  U.S. GOVERNMENT SECURITIES FUND   CLASS B SHARES(17)

                                                                                 FISCAL
                                                               YEAR ENDED     PERIOD ENDED      YEAR ENDED DECEMBER 31,
                                                               OCTOBER 31,    OCTOBER 31,     ----------------------------
                                                                  1999          1998(1)        1997       1996       1995
                                                               -----------------------------------------------------------
Net Asset Value, Beginning of Period........................      $10.97         $10.84       $10.46     $10.84      $9.64
                                                                 -------        -------       ------     ------     ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................        0.54           0.47         0.54       0.54       0.54
  Net Realized & Unrealized Gain/(Loss) on Investments......       (0.48)          0.12         0.38      (0.38)      1.20
                                                                 -------        -------       ------     ------     ------
    Total From Investment Operations........................        0.06           0.59         0.92       0.16       1.74
                                                                 -------        -------       ------     ------     ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................       (0.53)         (0.46)       (0.54)     (0.54)     (0.54)
                                                                 -------        -------       ------     ------     ------
Net Asset Value, End of Period..............................      $10.50         $10.97       $10.84     $10.46     $10.84
                                                                 =======        =======       ======     ======     ======
Total Return(2).............................................       0.53%          5.54%        9.03%      1.58%     18.48%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................     $72,751        $28,747       $3,352     $2,963     $2,206
  Ratio of Operating Expenses to Average Net Assets(3)......       1.70%          1.67%(5)     1.84%      1.85%      1.84%
  Ratio of Net Investment Income to Average Net Assets......       5.02%          5.24%(5)     5.08%      5.14%      5.20%
  Portfolio Turnover Rate...................................         55%            12%           6%        16%         8%
  Ratio of operating expenses to average net assets w/o fee
   waivers or fees reduced by credits allowed by the
   custodian................................................       1.78%          2.22%(5)     1.84%      1.85%      1.84%
  Ratio of operating expenses to average net assets
   including interest expense...............................         N/A          2.12%(5)       N/A        N/A        N/A

Footnotes appear on page 81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  INCOME FUND   CLASS A SHARES(19)

                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED     YEAR ENDED DECEMBER 31,
                                                              OCTOBER 31,   OCTOBER 31,    ---------------------------
                                                                 1999         1998(1)       1997      1996      1995
                                                              --------------------------------------------------------
Net Asset Value, Beginning of Period:.......................      $9.44          $9.48       $9.15     $9.44     $8.29
                                                               --------       --------     -------   -------   -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................       0.63           0.53        0.60      0.59      0.59
  Net Realized & Unrealized Gain/(Loss) on Investments......      (0.45)         (0.04)(12)    0.33    (0.29)     1.15
                                                               --------       --------     -------   -------   -------
    Total From Investment Operations........................       0.18           0.49        0.93      0.30      1.74
                                                               --------       --------     -------   -------   -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................      (0.63)         (0.53)      (0.60)    (0.59)    (0.59)
                                                               --------       --------     -------   -------   -------
Net Asset Value, End of Period..............................      $8.99          $9.44       $9.48     $9.15     $9.44
                                                               ========       ========     =======   =======   =======
Total Return(2).............................................      1.98%          5.21%      10.51%     3.46%    21.58%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................   $172,217       $213,397     $77,864   $86,657   $97,534
  Ratio of Operating Expenses to Average Net Assets(3)......      1.06%          1.07%(5)    1.08%     1.03%     1.08%
  Ratio of Net Investment Income to Average Net Assets......      6.84%          6.66%(5)    6.47%     6.52%     6.59%
  Portfolio Turnover Rate...................................        19%            37%         27%       42%       43%
  Ratio of Operating Expenses to Average Net Assets without
   Fee Waivers, Expenses Absorbed and/or Credit Allowed by
   the Custodian............................................      1.10%            N/A         N/A       N/A       N/A

  INCOME FUND   CLASS B SHARES(19)

                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED     YEAR ENDED DECEMBER 31,
                                                              OCTOBER 31,   OCTOBER 31,    ---------------------------
                                                                 1999         1998(1)       1997      1996      1995
                                                              --------------------------------------------------------
Net Asset Value, Beginning of Period:.......................      $9.45          $9.49       $9.17     $9.46     $8.30
                                                                -------       --------     -------   -------   -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................       0.56           0.46        0.53      0.52      0.51
  Net Realized & Unrealized Gain/(Loss) on Investments......      (0.45)         (0.04)(12)    0.32    (0.29)     1.16
                                                                -------       --------     -------   -------   -------
    Total From Investment Operations........................       0.11           0.42        0.85      0.23      1.67
                                                                -------       --------     -------   -------   -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................       0.56          (0.46)      (0.53)    (0.52)    (0.51)
                                                                -------       --------     -------   -------   -------
Net Asset Value, End of Period..............................      $9.00          $9.45       $9.49     $9.17     $9.46
                                                                =======       ========     =======   =======   =======
Total Return(2).............................................      1.12%          4.51%       9.51%     2.59%    20.70%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................    $42,715        $34,321      $9,691    $7,122    $4,452
  Ratio of Operating Expenses to Average Net Assets(3)......      1.81%          1.84%(5)    1.86%     1.89%     1.91%
  Ratio of Net Investment Income to Average Net Assets......      6.09%          5.89%(5)    5.65%     5.69%     5.73%
  Portfolio Turnover Rate...................................        19%            37%         27%       42%       43%
  Ratio of Operating Expenses to Average Net Assets without
   Fee Waivers, Expenses Absorbed and/or Credit Allowed by
   the Custodian............................................      1.85%            N/A         N/A       N/A       N/A

Footnotes appear on page 81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  HIGH YIELD FUND   CLASS A SHARES

                                                                                       FISCAL PERIOD
                                                                   YEAR ENDED         APRIL 8, 1998 -
                                                                OCTOBER 31, 1999    OCTOBER 31, 1998(4)
                                                                ----------------------------------------
Net Asset Value, Beginning of Period........................          $8.86                $10.00
                                                                    -------               -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income....................................           0.91                  0.47
  Net Realized & Unrealized Loss on Investments.............           0.14                 (1.15)
                                                                    -------               -------
    Total from Investment Operations........................           1.05                 (0.68)
                                                                    -------               -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................          (0.94)                (0.45)
  Distributions in Excess of Net Investment Income..........              -                 (0.01)
  Distributions from Net Realized Gains.....................          (0.05)                    -
  Distributions in Excess of Net Realized Gains.............              -                     -
  Distributions from Capital................................              -                     -
                                                                    -------               -------
    Total Distributions.....................................          (0.99)                (0.46)
                                                                    -------               -------
Net Asset Value, End of Period..............................          $8.92                 $8.86
                                                                    =======               =======
Total Return(5).............................................         12.26%               (6.90)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets End of Period ($1,000's).......................         $5,827               $10,861
  Ratio of Operating Expenses to Average Net Assets(12).....          0.73%                 0.78%(5)
  Ratio of Net Investment Income to Average Net Assets......         10.17%                 8.80%(5)
  Portfolio Turnover Rate...................................            30%                   54%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers or fees reduced by Credits Allowed by the
   Custodian................................................          1.37%                 1.22%(5)

  HIGH YIELD FUND    CLASS B SHARES

                                                                                        FISCAL PERIOD
                                                                   YEAR ENDED           MAY 5, 1998 -
                                                                OCTOBER 31, 1999     OCTOBER 31, 1998(4)
                                                                -----------------------------------------
Net Asset Value, Beginning of Period........................          $8.90                 $10.00
                                                                    -------                -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income....................................           0.86(9)                0.42
  Net Realized & Unrealized Loss on Investments.............           0.15(12)              (1.09)
                                                                    -------                -------
    Total from Investment Operations........................           1.01                  (0.67)
                                                                    -------                -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................          (0.89)                 (0.42)
  Distributions in Excess of Net Investment Income..........              -                  (0.01)
  Distributions from Net Realized Gains.....................          (0.05)                     -
  Distributions in Excess of Net Realized Gains.............              -                      -
  Distributions from Capital................................              -                      -
                                                                    -------                -------
    Total Distributions.....................................          (0.94)                 (0.43)
                                                                    -------                -------
Net Asset Value, End of Period..............................          $8.97                  $8.90
                                                                    =======                =======
Total Return(5).............................................         11.44%                (6.33)%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets End of Period ($1,000's).......................        $21,259                 $2,830
  Ratio of Operating Expenses to Average Net Assets(12).....          1.29%                  1.57%(5)
  Ratio of Net Investment Income to Average Net Assets......          9.61%                  8.01%(5)
  Portfolio Turnover Rate...................................            30%                    54%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers or fees reduced by Credits Allowed by the
   Custodian................................................          1.93%                  2.02%(5)

Footnotes appear on page 81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  TAX-EXEMPT BOND FUND   CLASS A SHARES(21)

                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED   YEAR ENDED DECEMBER 31,
                                                              OCTOBER 31,   OCTOBER 31,    -----------------------
                                                                 1999         1998(1)      1997     1996     1995
                                                              ----------------------------------------------------
Net Asset Value, Beginning of Period........................     $8.11         $8.09       $7.83    $8.02    $7.13
                                                                 -----         -----       -----   ------   ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................      0.41          0.34        0.38     0.38     0.38
  Net Realized & Unrealized Gain/(Loss) on Investments......     (0.70)         0.02        0.27    (0.19)    0.89
                                                                 -----         -----       -----   ------   ------
    Total From Investment Operations........................     (0.29)         0.36        0.65     0.19     1.27
                                                                 -----         -----       -----   ------   ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.41)        (0.34)      (0.38)   (0.38)   (0.38)
  Distribution from Capital Gains...........................         -             -       (0.01)       -        -
                                                                 -----         -----       -----   ------   ------
    Total Distributions.....................................     (0.41)        (0.34)      (0.39)   (0.38)   (0.38)
                                                                 -----         -----       -----   ------   ------
Net Asset Value, End of Period..............................     $7.41         $8.11       $8.09    $7.83    $8.02
                                                                 =====         =====       =====   ======   ======
Total Return(2).............................................   (3.77)%         4.58%       8.59%    2.52%   18.25%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................  $247,814      $301,162       $188,021 $203,606 $230,055
  Ratio of Operating Expenses to Average Net Assets(3)......     0.89%         0.84%(5)    0.80%    0.75%    0.81%
  Ratio of Net Investment Income to Average Net Assets......     5.16%         5.14%(5)    4.84%    4.90%    5.03%
  Portfolio Turnover Rate...................................       57%            6%         21%      22%       8%

  TAX-EXEMPT BOND FUND   CLASS B SHARES(21)

                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED    YEAR ENDED DECEMBER 31,
                                                              OCTOBER 31,   OCTOBER 31,    -------------------------
                                                                 1999         1998(1)       1997     1996     1995
                                                              ------------------------------------------------------
Net Asset Value, Beginning of Period........................     $8.11         $8.09       $7.83    $8.02     $7.13
                                                                 -----         -----       -----    -----    ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................      0.35          0.28        0.32     0.31      0.32
  Net Realized & Unrealized Gain/(Loss) on Investments......     (0.70)         0.03        0.27    (0.19)     0.89
                                                                 -----         -----       -----    -----    ------
    Total From Investment Operations........................     (0.35)         0.31        0.59     0.12      1.21
                                                                 -----         -----       -----    -----    ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.35)        (0.29)      (0.32)   (0.31)    (0.32)
  Distribution from Capital Gains...........................         -             -       (0.01)       -         -
                                                                 -----         -----       -----    -----    ------
    Total Distributions.....................................     (0.35)        (0.29)      (0.33)   (0.31)    (0.32)
                                                                 -----         -----       -----    -----    ------
Net Asset Value, End of Period..............................     $7.41         $8.11       $8.09    $7.83     $8.02
                                                                 =====         =====       =====    =====    ======
Total Return(2).............................................   (4.52)%         3.88%       7.71%    1.61%    17.30%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................   $25,059       $17,344       $8,110   $5,266   $2,682
  Ratio of Operating Expenses to Average Net Assets(3)......     1.64%         1.62%(5)    1.62%    1.65%     1.62%
  Ratio of Net Investment Income to Average Net Assets......     4.41%         4.36%(5)    4.00%    4.01%     4.18%
  Portfolio Turnover Rate...................................       57%            6%         21%      22%        8%

Footnotes appear on page 81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  CALIFORNIA MUNICIPAL FUND   CLASS A SHARES

                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED            YEAR ENDED JUNE 30,
                                                              OCTOBER 31,   OCTOBER 31,    -------------------------------------
                                                                 1999         1998(1)      1998(6)     1997      1996      1995
                                                              ------------------------------------------------------------------
Net Asset Value, Beginning of Period........................    $11.46         $11.33      $10.92     $10.60    $10.53    $10.38
                                                                ------         ------      ------     ------    ------    ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income....................................      0.54           0.19(9)     0.58(9)    0.59      0.60(9)   0.61
  Net Realized & Unrealized Gain/(Loss) on Investments......     (0.94)          0.13        0.41       0.32      0.07      0.15
                                                                ------         ------      ------     ------    ------    ------
    Total From Investment Operations........................     (0.40)          0.32        0.99       0.91      0.67      0.76
                                                                ------         ------      ------     ------    ------    ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.57)         (0.19)      (0.58)     (0.59)    (0.60)    (0.61)
  Distributions in Excess of Net Investment Income..........         -              -           -          -         -         -
  Distributions from Net Realized Gains.....................     (0.06)             -           -          -         -     (0.00)(8)
  Distributions in Excess of Net Realized Gains.............         -              -           -          -         -         -
  Distributions from Capital................................         -              -           -          -         -         -
                                                                ------         ------      ------     ------    ------    ------
    Total Distributions.....................................     (0.63)         (0.19)      (0.58)     (0.59)    (0.60)    (0.61)
                                                                ------         ------      ------     ------    ------    ------
Net Asset Value, End of Period..............................    $10.43         $11.46      $11.33     $10.92    $10.60    $10.53
                                                                ======         ======      ======     ======    ======    ======
Total Return(2).............................................   (3.87)%          2.82%       9.26%      8.83%     6.40%     7.57%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................  $283,929       $287,590      $290,328   $318,251  $372,177  $405,967
  Ratio of Operating Expenses to Average Net Assets(3)......     0.88%          0.97%(5)    1.00%      0.97%     0.94%     0.85%
  Ratio of Net Investment Income to Average Net Assets......     4.94%          4.87%(5)    5.18%      5.51%     5.56%     5.89%
  Portfolio Turnover Rate...................................       92%            28%         87%        36%       17%       22%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................     0.91%          1.05%(5)    1.19%(10)  1.26%(10)  1.29%(10)  1.29%

  CALIFORNIA MUNICIPAL FUND   CLASS B SHARES

                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED           YEAR ENDED JUNE 30,
                                                              OCTOBER 31,   OCTOBER 31,    -----------------------------------
                                                                 1999         1998(1)      1998(6)    1997     1996    1995(7)
                                                              ----------------------------------------------------------------
Net Asset Value, Beginning of Period........................    $11.46         $11.33      $10.92    $10.60   $10.53   $10.38
                                                                ------         ------      ------    ------   ------   ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income....................................      0.48           0.16(9)     0.50(9)   0.51     0.51(9)   0.53
  Net Realized & Unrealized Gain on Investments.............     (0.97)          0.13        0.41      0.32     0.07     0.15
                                                                ------         ------      ------    ------   ------   ------
    Total From Investment Operations........................     (0.49)          0.29        0.91      0.83     0.58     0.68
                                                                ------         ------      ------    ------   ------   ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.48)         (0.16)      (0.50)    (0.51)   (0.51)   (0.53)
  Distributions in Excess of Net Investment Income..........         -              -           -         -        -        -
  Distributions from Net Realized Gains.....................     (0.06)             -           -         -        -    (0.00)(8)
  Distributions in Excess of Net Realized Gains.............         -              -           -         -        -        -
  Distributions from Capital................................         -              -           -         -        -        -
                                                                ------         ------      ------    ------   ------   ------
    Total Distributions.....................................     (0.54)         (0.16)      (0.50)    (0.51)   (0.51)   (0.53)
                                                                ------         ------      ------    ------   ------   ------
Net Asset Value, End of Period..............................    $10.43         $11.46      $11.33    $10.92   $10.60   $10.53
                                                                ======         ======      ======    ======   ======   ======
Total Return(2).............................................   (4.62)%          2.56%       8.45%     8.02%    5.61%    6.78%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................  $133,842        $49,683      $34,537   $25,219  $20,543  $7,230
  Ratio of Operating Expenses to Average Net Assets(3)......     1.63%          1.72%(5)    1.75%     1.72%    1.69%    1.60%
  Ratio of Net Investment Income to Average Net Assets......     4.19%          4.12%(5)    4.42%     4.76%    4.81%    5.14%
  Portfolio Turnover Rate...................................       92%            28%         87%       36%      17%      22%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................     1.66%          1.81%(5)    1.95%(10)  2.01%(10)  2.04%(10)  2.04%

Footnotes appear on page 81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND   CLASS A SHARES

                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED            YEAR ENDED JUNE 30,
                                                              OCTOBER 31,   OCTOBER 31,    --------------------------------------
                                                                 1999         1998(1)      1998(6)     1997      1996       1995
                                                              -------------------------------------------------------------------
Net Asset Value, Beginning of Period........................    $11.02         $10.81      $10.74     $10.56     $10.45    $10.10
                                                                ------         ------      ------     ------    -------    ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income....................................      0.44(9)        0.16        0.49       0.49(9)    0.49      0.50
  Net Realized & Unrealized Gain on Investments.............     (0.55)          0.21        0.17       0.23       0.15      0.35
                                                                ------         ------      ------     ------    -------    ------
    Total From Investment Operations........................     (0.11)          0.37        0.66       0.72       0.64      0.85
                                                                ------         ------      ------     ------    -------    ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.45)         (0.16)      (0.49)     (0.49)     (0.49)    (0.50)
  Distributions in Excess of Net Investment Income..........         -              -       (0.00)(8)      -          -         -
  Distributions from Net Realized Gains.....................     (0.16)             -       (0.10)     (0.05)     (0.04)        -
  Distributions in Excess of Net Realized Gains.............         -              -           -          -          -         -
  Distributions from Capital................................         -              -           -          -          -         -
                                                                ------         ------      ------     ------    -------    ------
    Total Distributions.....................................     (0.61)         (0.16)      (0.59)     (0.54)     (0.53)    (0.50)
                                                                ------         ------      ------     ------    -------    ------
Net Asset Value, End of Period..............................    $10.30         $11.02      $10.81     $10.74     $10.56    $10.45
                                                                ======         ======      ======     ======    =======    ======
Total Return(2).............................................   (1.11)%          3.46%       6.26%      6.97%      6.25%     8.71%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................   $31,253        $37,529      $38,724    $45,157   $54,518(10) $54,507
  Ratio of Operating Expenses to Average Net Assets(3)......     0.89%          0.82%(5)    0.86%      0.82%      0.73%     0.42%
  Ratio of Net Investment Income to Average Net Assets......     4.13%          4.39%(5)    4.49%      4.61%      4.62%     4.95%
  Portfolio Turnover Rate...................................       93%             7%         25%        29%        27%       13%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................     0.97%          1.15%(5)    1.25%(10)  1.31%(10)   1.39%(10)  1.41%

  CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND   CLASS B SHARES

                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED            YEAR ENDED JUNE 30,
                                                              OCTOBER 31,   OCTOBER 31,    --------------------------------------
                                                                 1999         1998(1)      1998(6)     1997      1996     1995(7)
                                                              -------------------------------------------------------------------
Net Asset Value, Beginning of Period........................    $11.02         $10.81      $10.74     $10.56    $10.45    $10.10
                                                                ------         ------      ------     ------    ------    ------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investments Income....................................      0.36(9)        0.13        0.41       0.41(9)   0.41      0.43
  Net Realized & Unrealized Gain on Investments.............     (0.56)          0.21        0.17       0.23      0.15      0.35
                                                                ------         ------      ------     ------    ------    ------
    Total From Investment Operations........................     (0.20)          0.34        0.58       0.64      0.56      0.78
                                                                ------         ------      ------     ------    ------    ------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.36)         (0.13)      (0.41)     (0.41)    (0.41)    (0.43)
  Distributions in Excess of Net Investment Income..........         -              -       (0.00)(8)      -         -         -
  Distributions from Net Realized Gains.....................     (0.16)             -       (0.10)     (0.05)    (0.04)        -
  Distributions in Excess of Net Realized Gains.............         -              -           -          -         -         -
  Distributions from Capital................................         -              -           -          -         -         -
                                                                ------         ------      ------     ------    ------    ------
    Total Distributions.....................................     (0.52)         (0.13)      (0.51)     (0.46)    (0.45)    (0.43)
                                                                ------         ------      ------     ------    ------    ------
Net Asset Value, End of Period..............................    $10.30         $11.02      $10.81     $10.74    $10.56    $10.45
                                                                ======         ======      ======     ======    ======    ======
Total Return(2).............................................   (1.89)%          3.20%       5.47%      6.17%     5.46%     7.90%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................   $35,501        $23,960      $21,688    $20,992   $20,948   $12,391
  Ratio of Operating Expenses to Average Net Assets(3)......     1.64%          1.57%(5)    1.61%      1.57%     1.48%     1.17%
  Ratio of Net Investment Income to Average Net Assets......     3.38%          3.64%(5)    3.74%      3.86%     3.87%     4.20%
  Portfolio Turnover Rate...................................       93%             7%         25%        29%       27%       13%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................     1.72%          1.90%(5)    2.01%(10)  2.06%(10)  2.14%(10)  2.16%

Footnotes appear on page 81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  MONEY MARKET FUND   CLASS A SHARES(15)

                                                                                     FISCAL
                                                                  YEAR ENDED      PERIOD ENDED     YEAR ENDED DECEMBER 31,
                                                                 OCTOBER 31,      OCTOBER 31,    ---------------------------
                                                                     1999           1998(1)       1997      1996      1995
                                                               -------------------------------------------------------------
Net Asset Value, Beginning of Period........................        $1.0000         $1.0000      $1.0000   $1.0000   $1.0000
                                                                   --------         -------      -------   -------   -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................          0.044           0.041       0.0493    0.0476    0.0519
  Net Realized & Unrealized Gain on Investments.............              -               -            -         -         -
                                                                   --------         -------      -------   -------   -------
    Total From Investment Operations........................          0.044           0.041       0.0493    0.0476    0.0519
                                                                   --------         -------      -------   -------   -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................         (0.044)         (0.041)     (0.0493)  (0.0476)  (0.0519)
  Distributions from Net Realized Gains.....................              -               -            -         -         -
                                                                   --------         -------      -------   -------   -------
    Total Distributions.....................................         (0.044)         (0.041)     (0.0493)  (0.0476)  (0.0519)
                                                                   --------         -------      -------   -------   -------
Net Asset Value, End of Period..............................        $1.0000         $1.0000      $1.0000   $1.0000   $1.0000
                                                                   ========         =======      =======   =======   =======
Total Return(2).............................................          4.52%           4.19%        5.04%     4.88%     5.33%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................       $460,444        $403,443      $260,877  $229,355  $171,225
  Ratio of Operating Expenses to Average Net Assets(3)......          0.72%           0.66%(5)     0.75%     0.79%     0.92%
  Ratio of Net Investment Income to Average Net Assets......          4.43%           4.94%(5)     4.93%     4.77%     5.19%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................          0.73%           0.67%(5)     0.83%     0.89%     1.04%

  MONEY MARKET FUND   CLASS B SHARES(15)

                                                                                     FISCAL
                                                                  YEAR ENDED      PERIOD ENDED       YEAR ENDED DECEMBER 31,
                                                                 OCTOBER 31,      OCTOBER 31,     -----------------------------
                                                                     1999           1998(1)        1997       1996       1995
                                                               ----------------------------------------------------------------
Net Asset Value, Beginning of Period........................       $1.0000          $1.0000       $1.0000    $1.0000    $1.0000
                                                                   -------          -------       -------    -------    -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................         0.034            0.035        0.0407     0.0384     0.0421
  Net Realized & Unrealized Gain on Investments.............             -                -             -          -          -
                                                                   -------          -------       -------    -------    -------
    Total From Investment Operations........................         0.034            0.035        0.0407     0.0384     0.0421
                                                                   -------          -------       -------    -------    -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................        (0.034)          (0.035)      (0.0407)   (0.0384)   (0.0421)
  Distributions from Net Realized Gains.....................             -                -             -          -          -
                                                                   -------          -------       -------    -------    -------
    Total Distributions.....................................        (0.034)          (0.035)      (0.0407)   (0.0384)   (0.0421)
                                                                   -------          -------       -------    -------    -------
Net Asset Value, End of Period..............................         $1.00          $1.0000       $1.0000    $1.0000    $1.0000
                                                                   =======          =======       =======    =======    =======
Total Return(2).............................................         3.44%            3.52%         4.15%      3.91%      4.30%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................       $20,452           $6,619          $471       $117        $74
  Ratio of Operating Expenses to Average Net Assets(3)......         1.77%            1.64%(5)      1.59%      1.69%      1.94%
  Ratio of Net Investment Income to Average Net Assets......         3.38%            3.96%(5)      4.15%      3.87%      4.19%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................         1.78%            1.65%(5)      1.80%      1.90%      2.10%

Footnotes appear on page 81

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

  TAX-EXEMPT MONEY MARKET FUND   CLASS A SHARES(16)

                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED       YEAR ENDED DECEMBER 31,
                                                              OCTOBER 31,    OCTOBER 31,    -----------------------------
                                                                 1999          1998(1)       1997       1996       1995
                                                              -----------------------------------------------------------
Net Asset Value, Beginning of Period........................    $1.0000        $1.0000      $1.0000    $1.0000    $1.0000
                                                                -------        -------      -------    -------    -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................      0.026          0.026       0.0314     0.0301      0.034
  Net Realized & Unrealized Gain on Investments.............          -              -            -          -      0.000(8)
                                                                -------        -------      -------    -------    -------
    Total From Investment Operations........................      0.026          0.026       0.0314     0.0301      0.034
                                                                -------        -------      -------    -------    -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.026)        (0.026)     (0.0314)   (0.0301)    (0.034)
  Distributions from Net Realized Gains.....................          -              -            -          -      0.000(8)
                                                                -------        -------      -------    -------    -------
    Total Distributions.....................................     (0.026)        (0.026)      0.0314    (0.0301)    (0.034)
                                                                -------        -------      -------    -------    -------
Net Asset Value, End of Period..............................    $1.0000        $1.0000      $1.0000    $1.0000    $1.0000
                                                                =======        =======      =======    =======    =======
Total Return(2).............................................      2.65%          2.60%        3.18%      3.05%      4.01%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................    $31,353        $25,441      $32,134    $31,974    $30,988
  Ratio of Operating Expenses to Average Net Assets(3)......      0.57%          0.55%(5)     0.57%      0.57%      0.61%
  Ratio of Net Investment Income to Average Net Assets......      2.63%          3.09%(5)     3.14%      3.01%      3.39%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................      0.89%          0.72%(5)     0.71%      0.72%      0.81%

  CALIFORNIA MONEY FUND   CLASS A SHARES

                                                                               FISCAL
                                                              YEAR ENDED    PERIOD ENDED         YEAR ENDED JUNE 30,
                                                              OCTOBER 31,    OCTOBER 31,    -----------------------------
                                                                 1999          1998(1)      1998(6)     1997       1996
                                                              -----------------------------------------------------------
Net Asset Value, Beginning of Period........................      $1.00          $1.00        $1.00      $1.00      $1.00
                                                                -------        -------      -------    -------    -------
 INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income.....................................      0.022          0.008        0.027      0.028      0.029
  Net Realized & Unrealized Gain on Investments.............         --              -            -          -          -
                                                                -------        -------      -------    -------    -------
    Total From Investment Operations........................      0.022          0.008        0.027      0.028      0.029
                                                                -------        -------      -------    -------    -------
 LESS DISTRIBUTIONS:
  Dividends from Net Investment Income......................     (0.022)        (0.008)      (0.027)    (0.028)    (0.029)
  Distributions in Excess of Net Investment Income..........          -              -            -          -          -
  Distributions from Net Realized Gains.....................          -              -            -          -          -
  Distributions in Excess of Net Realized Gains.............          -              -            -          -          -
  Distributions from Capital................................          -              -            -          -          -
                                                                -------        -------      -------    -------    -------
    Total Distributions.....................................     (0.022)        (0.008)      (0.027)    (0.028)    (0.029)
                                                                -------        -------      -------    -------    -------
Net Asset Value, End of Period..............................      $1.00          $1.00        $1.00      $1.00      $1.00
                                                                =======        =======      =======    =======    =======
Total Return(2).............................................      2.24%          0.99%        2.73%      2.81%      3.00%
 RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period ($1,000's)......................    $34,216        $37,167      $37,403    $42,923    $51,211
  Ratio of Operating Expenses to Average Net Assets(3)......      0.81%          0.73%(5)     0.82%      0.85%      0.85%
  Ratio of Net Investment Income to Average Net Assets......      2.22%          2.31%(5)     2.71%      2.75%      2.94%
  Ratio of Operating Expenses to Average Net Assets Without
   Fee Waivers, Expenses Absorbed and/or Credits Allowed by
   the Custodian............................................      0.81%          0.87%(5)     0.99%      1.14%      1.14%

Footnotes appear on page 81

--------------------------------------------------------------------------------

FOOTNOTES TO FINANCIAL HIGHLIGHTS

  (1)  Fiscal year end changed to October 31.
  (2) Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
  (3) Ratio of operating expenses to average net assets includes expenses paid indirectly beginning in fiscal 1995.
  (4)  From the commencement of offering shares.
  (5)  Annualized.
  (6)  On March 23, 1998, WM Advisors, Inc. replaced Sierra
       Investment Advisers Corporation as investment advisor to the Funds. In the case of the Portfolios, on March 23, 1998, WM
       Advisors, Inc. replaced Sierra Investment Services
       Corporation as investment advisor to the Portfolio.
  (7) On July 1, 1994, the Funds commenced selling Class B shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares.
  (8)  Amount represents less than $0.01 per share.
  (9) Per share numbers have been calculated using the average shares method.
 (10) The ratio and per share numbers include custodian fees before reduction by credits allowed by the custodian as required by amended disclosure requirements effective
       September 1, 1995.
 (11) Total returns do not reflect a sales charge and are not annualized.
 (12) The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
 (13) The Portfolios will indirectly incur their pro rata share of the expenses of the Funds when they purchase. Such underlying Fund expenses are not included in the table.
 (14)  On May 2, 1994, the Fund commenced selling Class B shares.
       Those shares in existence prior to May 2, 1994 were designated as Class A shares.
 (15)  Formerly, Composite Cash Management Company Money Market
       Portfolio.
 (16)  Formerly, Composite Cash Management Company Tax-Exempt
       Portfolio.
 (17)  Formerly, Composite U.S. Government Securities, Inc.
 (18)  On March 30, 1994 the Fund commenced selling Class B shares.
       Those shares in existence prior to March 30, 1994 were designated as Class A shares.
 (19)  Formerly, Composite Income Fund, Inc.
 (20) Amounts distributed in excess of accumulated net investment income as determined for financial statement purposes have been reported as distributions from paid-in capital at the fiscal year end in which the distribution was made. Certain of these distributions which are reported as being from paid-in capital for financial statement purposes may be reported to shareholders as taxable distributions due to differing tax and accounting rules.
 (21)  Formerly, Composite Tax-Exempt Bond Fund, Inc.
 (22)  Formerly, Composite Bond & Stock Fund, Inc.
 (23)  Formerly, Composite Growth & Income Fund.
 (24)  Formerly, Composite Northwest Fund, Inc. and WM Northwest
       Fund.
 (25) The financial information shown for each Portfolio is that of the corresponding series of WM Strategic Asset Management
       Portfolios, the Portfolio's predecessor.
 (26)  Formerly, Short Term High Quality Bond Fund.
 (27)  Formerly, Emerging Growth Fund.

--------------------------------------------------------------------------------

                                   APPENDIX A

   DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. BOND RATINGS:

- Aaa, Aa, A -- Bonds which are rated Aaa or Aa are judged to be of high quality by all standards and are generally known as high grade bonds. Bonds rated Aa are rated lower than Aaa securities because margins of protection may not be as large as in the latter or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

- Baa -- Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

- Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

- B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

- Caa -- Bonds which are rated Caa are poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

- Ca -- Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

- C -- Bonds which are rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospectus of ever attaining any real investment standing.

- Description of Standard & Poor's bond ratings: AAA, AA, A -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in high rated categories.

- BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

- BB-B-CCC-CC-C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse business, economic and financial conditions.

- CI -- The rating CI is reserved for income bonds on which no income is being paid.

- D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

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FOR MORE INFORMATION ABOUT THE WM GROUP OF FUNDS

The WM Group's Statement of Additional Information (SAI) and Annual and Semi-annual Reports to shareholders include additional information about the Portfolios and Funds. The SAI and the Reports of Independent Accountants, along with the financial statements, included in the Portfolios' and Funds' most recent Annual Reports are incorporated by reference into this prospectus, which means that they are part of this prospectus for legal purposes. The Portfolio's and Funds' Annual Reports discuss the market conditions and investment strategies that significantly affected performance during the last fiscal year. You may obtain free copies of these materials, request other information about the WM Group of Funds, or make shareholder inquiries, by contacting your financial advisor or by calling toll-free 1-800-222-5852.

You may review and copy information about the Portfolios and Funds, including the SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Portfolios and Funds on the EDGAR database or the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following email address: publicinfo@sec.gov by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the following file number:

 FILE NO. 811-00123

 Money Market Fund
 Tax-Exempt Money Market Fund
 U.S. Government Securities Fund
 Income Fund
 High Yield Fund
 Tax-Exempt Bond Fund
 Equity Income Fund
 Growth & Income Fund
 Mid Cap Stock Fund
 Growth Fund of the Northwest

 FILE NO. 811-05775

 California Money Fund
 Short Term Income Fund
 California Municipal Fund
 California Insured Intermediate Municipal Fund
 Growth Fund
 Small Cap Stock Fund
 International Growth Fund

 FILE NO. 811-07577

 Strategic Growth Portfolio
 Conservative Growth Portfolio
 Balanced Portfolio
 Conservative Balanced Portfolio
 Flexible Income Portfolio